Schedule of Investments (unaudited)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41 (Call 09/01/40)	$282	$196,969
5.40%, 10/01/48 (Call 04/01/48)	392	344,398
		541,367
Aerospace & Defense — 2.4%
Airbus SE, 3.95%, 04/10/47 (Call 10/10/46)(a)(b)	475	384,998
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	224	194,077
BAE Systems PLC
3.00%, 09/15/50 (Call 03/15/50)(a)	302	194,779
5.80%, 10/11/41(a)	917	896,612
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	654	525,673
3.30%, 03/01/35 (Call 09/01/34)	219	170,982
3.38%, 06/15/46 (Call 12/15/45)	507	347,134
3.50%, 03/01/39 (Call 09/01/38)	427	319,910
3.50%, 03/01/45 (Call 09/01/44)	253	174,194
3.55%, 03/01/38 (Call 09/01/37)	433	331,107
3.60%, 05/01/34 (Call 02/01/34)	689	584,676
3.63%, 03/01/48 (Call 09/01/47)	310	213,886
3.65%, 03/01/47 (Call 09/01/46)	322	218,562
3.75%, 02/01/50 (Call 08/01/49)	1,222	887,669
3.83%, 03/01/59 (Call 09/01/58)(b)	187	128,283
3.85%, 11/01/48 (Call 05/01/48)	355	257,280
3.90%, 05/01/49 (Call 11/01/48)(b)	689	512,023
3.95%, 08/01/59 (Call 02/01/59)(b)	772	549,467
5.71%, 05/01/40 (Call 11/01/39)	2,553	2,517,121
5.81%, 05/01/50 (Call 11/01/49)(b)	4,477	4,366,475
5.88%, 02/15/40	427	423,394
5.93%, 05/01/60 (Call 11/01/59)	2,771	2,689,800
6.63%, 02/15/38	191	201,704
6.88%, 03/15/39	412	445,682
General Dynamics Corp.
2.85%, 06/01/41 (Call 12/01/40)	572	410,766
3.60%, 11/15/42 (Call 05/14/42)	634	497,346
4.25%, 04/01/40 (Call 10/01/39)	629	552,526
4.25%, 04/01/50 (Call 10/01/49)	448	385,613
Howmet Aerospace Inc., 5.95%, 02/01/37(b)	260	255,591
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	408	382,793
5.05%, 04/27/45 (Call 10/27/44)	257	235,163
5.60%, 07/31/53 (Call 01/31/53)(b)	460	456,659
6.15%, 12/15/40	605	624,160
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	611	400,267
3.60%, 03/01/35 (Call 09/01/34)(b)	385	335,819
3.80%, 03/01/45 (Call 09/01/44)	839	676,182
4.07%, 12/15/42	1,203	1,023,560
4.09%, 09/15/52 (Call 03/15/52)	1,370	1,130,916
4.15%, 06/15/53 (Call 12/15/52)	625	518,389
4.30%, 06/15/62 (Call 12/15/61)	659	543,064
4.50%, 05/15/36 (Call 11/15/35)	482	452,189
4.70%, 05/15/46 (Call 11/15/45)	1,057	966,234
5.20%, 02/15/55 (Call 08/15/54)	495	483,906
5.70%, 11/15/54 (Call 05/15/54)(b)	816	857,924
5.72%, 06/01/40	238	245,905
5.90%, 11/15/63 (Call 05/15/63)	575	619,019
Series B, 6.15%, 09/01/36	680	734,560
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	599	467,125
Security	Par (000)	Value

Aerospace & Defense (continued)
4.03%, 10/15/47 (Call 04/15/47)	$1,877	$1,503,614
4.75%, 06/01/43	817	735,944
4.95%, 03/15/53 (Call 09/15/52)	878	808,017
5.05%, 11/15/40(b)	460	428,488
5.15%, 05/01/40 (Call 11/01/39)	492	469,501
5.25%, 05/01/50 (Call 11/01/49)	848	814,729
RTX Corp.
2.82%, 09/01/51 (Call 03/01/51)	886	542,599
3.03%, 03/15/52 (Call 09/15/51)	999	632,644
3.13%, 07/01/50 (Call 01/01/50)	940	616,265
3.75%, 11/01/46 (Call 05/01/46)	890	659,402
4.05%, 05/04/47 (Call 11/04/46)	839	652,429
4.15%, 05/15/45 (Call 11/16/44)	783	623,433
4.20%, 12/15/44 (Call 06/15/44)	265	199,704
4.35%, 04/15/47 (Call 10/15/46)	763	621,159
4.45%, 11/16/38 (Call 05/16/38)	803	701,061
4.50%, 06/01/42	2,725	2,340,405
4.63%, 11/16/48 (Call 05/16/48)	1,447	1,241,281
4.70%, 12/15/41	380	328,932
4.80%, 12/15/43 (Call 06/15/43)	479	415,933
4.88%, 10/15/40	447	401,905
5.38%, 02/27/53 (Call 08/27/52)	1,095	1,046,422
5.40%, 05/01/35	210	207,522
5.70%, 04/15/40	440	431,208
6.05%, 06/01/36	470	485,355
6.13%, 07/15/38	500	517,988
6.40%, 03/15/54 (Call 09/15/53)	855	928,155
		49,145,259
Agriculture — 1.4%
Altria Group Inc.
3.40%, 02/04/41 (Call 08/04/40)	1,199	827,935
3.70%, 02/04/51 (Call 08/04/50)	1,006	671,098
3.88%, 09/16/46 (Call 03/16/46)	1,279	899,939
4.00%, 02/04/61 (Call 08/04/60)(b)	714	489,605
4.25%, 08/09/42	847	647,342
4.45%, 05/06/50 (Call 11/06/49)	432	324,103
4.50%, 05/02/43	804	634,243
5.38%, 01/31/44(b)	1,464	1,420,424
5.80%, 02/14/39 (Call 08/14/38)(b)	1,856	1,825,491
5.95%, 02/14/49 (Call 08/14/48)(b)	2,164	2,108,803
6.20%, 02/14/59 (Call 08/14/58)(b)	196	196,866
Archer-Daniels-Midland Co.
2.70%, 09/15/51 (Call 03/15/51)	245	153,194
3.75%, 09/15/47 (Call 03/15/47)	414	317,036
4.02%, 04/16/43	563	452,357
4.50%, 03/15/49 (Call 09/15/48)	204	177,450
4.54%, 03/26/42	386	338,356
5.38%, 09/15/35	870	875,113
5.77%, 03/01/41(c)	369	369,561
BAT Capital Corp.
3.73%, 09/25/40 (Call 03/25/40)	618	438,010
3.98%, 09/25/50 (Call 03/25/50)	923	621,198
4.39%, 08/15/37 (Call 02/15/37)	1,852	1,496,085
4.54%, 08/15/47 (Call 02/15/47)	2,050	1,500,367
4.76%, 09/06/49 (Call 03/06/49)	827	617,175
5.28%, 04/02/50 (Call 02/02/49)	435	349,936
5.65%, 03/16/52 (Call 09/16/51)	508	434,863
7.08%, 08/02/43 (Call 02/02/43)	584	594,389
7.08%, 08/02/53 (Call 02/02/53)	870	882,579
Cargill Inc.
3.13%, 05/25/51 (Call 11/25/50)(a)(b)	520	351,994

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
3.88%, 05/23/49 (Call 11/23/48)(a)	$208	$158,271
4.38%, 04/22/52 (Call 10/22/51)(a)(b)	341	289,885
4.76%, 11/23/45(a)(b)	459	407,166
Philip Morris International Inc.
3.88%, 08/21/42(b)	794	623,653
4.13%, 03/04/43	788	625,644
4.25%, 11/10/44	685	552,798
4.38%, 11/15/41	773	646,035
4.50%, 03/20/42(b)	677	575,258
4.88%, 11/15/43	246	216,837
6.38%, 05/16/38	1,358	1,460,591
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	608	570,601
5.85%, 08/15/45 (Call 02/12/45)	1,869	1,651,038
6.15%, 09/15/43	441	411,860
7.25%, 06/15/37	501	523,625
		28,728,774
Apparel — 0.2%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	919	724,415
3.38%, 11/01/46 (Call 05/01/46)	324	243,582
3.38%, 03/27/50 (Call 09/27/49)(b)	1,158	886,780
3.63%, 05/01/43 (Call 11/01/42)	710	572,556
3.88%, 11/01/45 (Call 05/01/45)	908	753,508
VF Corp., 6.45%, 11/01/37	290	273,353
		3,454,194
Auto Manufacturers — 0.4%
Cummins Inc.
2.60%, 09/01/50 (Call 03/01/50)(b)	164	100,747
4.88%, 10/01/43 (Call 04/01/43)(b)	572	529,820
Ford Motor Co.
4.75%, 01/15/43	1,260	973,376
5.29%, 12/08/46 (Call 06/08/46)(b)	750	609,641
7.40%, 11/01/46(b)	200	204,366
General Motors Co.
5.00%, 04/01/35	459	415,832
5.15%, 04/01/38 (Call 10/01/37)	874	776,239
5.20%, 04/01/45	951	802,773
5.40%, 04/01/48 (Call 10/01/47)	512	433,991
5.95%, 04/01/49 (Call 10/01/48)(b)	690	629,225
6.25%, 10/02/43	1,314	1,264,170
6.60%, 04/01/36 (Call 10/01/35)	1,077	1,103,512
6.75%, 04/01/46 (Call 10/01/45)	587	595,963
		8,439,655
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	1,154	694,908
4.15%, 05/01/52 (Call 11/01/51)	854	627,243
4.40%, 10/01/46 (Call 04/01/46)(b)	210	157,272
5.40%, 03/15/49 (Call 09/15/48)(b)	230	199,611
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)(b)	240	184,534
Lear Corp.
3.55%, 01/15/52 (Call 07/15/51)	150	96,973
5.25%, 05/15/49 (Call 11/15/48)(b)	604	520,717
		2,481,258
Banks — 7.7%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40),
(1-day SOFR + 1.930%)(d)	4,193	2,844,691
Security	Par (000)	Value

Banks (continued)
2.83%, 10/24/51 (Call 10/24/50),
(1-day SOFR + 1.880%)(d)	$999	$629,482
2.97%, 07/21/52 (Call 07/21/51),
(1-day SOFR + 1.560%)(d)	1,547	1,019,544
3.31%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.580%)(d)	2,774	2,053,063
3.95%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.452%)(d)	1,047	822,199
4.08%, 04/23/40 (Call 04/23/39),
(3-mo. SOFR + 1.582%)(d)	1,337	1,106,597
4.08%, 03/20/51 (Call 03/20/50),
(3-mo. SOFR + 3.412%)(d)	4,629	3,665,207
4.24%, 04/24/38 (Call 04/24/37),
(3-mo. SOFR + 2.076%)(d)	1,328	1,140,620
4.33%, 03/15/50 (Call 03/15/49),
(3-mo. SOFR + 1.782%)(d)	2,043	1,692,610
4.44%, 01/20/48 (Call 01/20/47),
(3-mo. SOFR + 2.252%)(d)	1,699	1,432,413
4.88%, 04/01/44(b)	492	447,328
5.00%, 01/21/44	1,580	1,469,156
5.88%, 02/07/42	1,324	1,360,195
6.11%, 01/29/37	1,557	1,595,940
7.75%, 05/14/38	1,062	1,234,420
Series L, 4.75%, 04/21/45	523	452,690
Series N, 3.48%, 03/13/52 (Call 03/11/51),
(1-day SOFR + 1.650%)(d)	949	676,801
Bank of America NA, 6.00%, 10/15/36	1,026	1,058,329
Barclays PLC
3.33%, 11/24/42 (Call 11/24/41),
(1-year CMT + 1.300%)(d)	752	518,934
3.81%, 03/10/42 (Call 03/10/41),
(1-year CMT + 1.700%)(b)(d)	760	525,402
4.95%, 01/10/47	1,136	992,434
5.25%, 08/17/45(b)	1,175	1,055,725
BNP Paribas SA, 2.82%, 01/26/41(a)(b)	590	380,171
BPCE SA, 3.58%, 10/19/42 (Call 10/19/41), (1-day SOFR + 1.952%)(a)(b)(d)	254	165,876
Citigroup Inc.
2.90%, 11/03/42 (Call 11/03/41),
(1-day SOFR + 1.379%)(d)	1,313	895,832
3.88%, 01/24/39 (Call 01/22/38),
(3-mo. SOFR + 1.430%)(d)	375	307,352
4.28%, 04/24/48 (Call 04/24/47),
(3-mo. SOFR + 2.101%)(d)	1,065	882,374
4.65%, 07/30/45	926	794,782
4.65%, 07/23/48 (Call 06/23/48)	2,017	1,744,796
4.75%, 05/18/46	1,688	1,410,325
5.30%, 05/06/44	799	722,514
5.32%, 03/26/41 (Call 03/26/40),
(1-day SOFR + 4.548%)(d)	1,179	1,117,082
5.88%, 01/30/42(b)	884	900,195
6.13%, 08/25/36	533	538,761
6.68%, 09/13/43	970	1,020,161
6.88%, 03/05/38	234	249,851
6.88%, 02/15/98	129	142,754
8.13%, 07/15/39	1,778	2,192,746
Commonwealth Bank of Australia
3.31%, 03/11/41(a)	1,180	791,734
3.74%, 09/12/39(a)	830	603,570
3.90%, 07/12/47(a)(b)	1,129	901,267
4.32%, 01/10/48(a)(b)	847	614,133

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank UA
5.25%, 05/24/41	$1,700	$1,688,094
5.25%, 08/04/45	714	650,147
5.75%, 12/01/43	843	817,390
5.80%, 09/30/2110(a)(b)	220	184,344
Credit Agricole SA, 2.81%, 01/11/41(a)	741	473,120
Fifth Third Bancorp., 8.25%, 03/01/38	723	803,538
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42 (Call 07/21/41),
(1-day SOFR + 1.472%)(d)	1,386	949,177
3.21%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.513%)(b)(d)	2,023	1,456,199
3.44%, 02/24/43 (Call 02/24/42),
(1-day SOFR + 1.632%)(d)	1,676	1,232,431
4.02%, 10/31/38 (Call 10/31/37),
(3-mo. SOFR + 1.635%)(d)	2,205	1,824,837
4.41%, 04/23/39 (Call 04/23/38),
(3-mo. SOFR + 1.692%)(d)	1,416	1,220,179
4.75%, 10/21/45 (Call 04/21/45)	1,615	1,440,729
4.80%, 07/08/44 (Call 01/08/44)	1,513	1,346,306
5.15%, 05/22/45	1,731	1,559,896
6.25%, 02/01/41	2,162	2,269,474
6.45%, 05/01/36(b)	646	665,359
6.75%, 10/01/37	4,594	4,826,627
HSBC Bank USA NA/New York
5.63%, 08/15/35	331	308,969
7.00%, 01/15/39	850	938,350
HSBC Holdings PLC
5.25%, 03/14/44(b)	661	592,243
6.10%, 01/14/42(b)	893	948,070
6.33%, 03/09/44 (Call 03/09/43),
(1-day SOFR + 2.650%)(d)	1,998	2,029,498
6.50%, 05/02/36	1,807	1,800,569
6.50%, 09/15/37(b)	1,285	1,313,691
6.50%, 09/15/37	1,185	1,173,891
6.80%, 06/01/38(b)	200	207,577
6.80%, 06/01/38	710	711,411
HSBC USA Inc., 7.20%, 07/15/97(b)	252	280,029
Intesa Sanpaolo SpA
7.78%, 06/20/54 (Call 06/20/53),
(1-year CMT + 3.900%)(a)(d)	1,491	1,432,101
7.80%, 11/28/53(a)	1,000	1,013,478
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40),
(3-mo. SOFR + 1.510%)(d)	1,359	907,206
3.11%, 04/22/41 (Call 04/22/40),
(3-mo. SOFR + 2.460%)(d)	1,301	953,488
3.11%, 04/22/51 (Call 04/22/50),
(1-day SOFR + 2.440%)(d)	1,933	1,296,929
3.16%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.460%)(d)	1,770	1,293,368
3.33%, 04/22/52 (Call 04/22/51),
(1-day SOFR + 1.580%)(d)	3,005	2,092,262
3.88%, 07/24/38 (Call 07/24/37),
(3-mo. SOFR + 1.622%)(d)	1,606	1,347,823
3.90%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.482%)(d)	1,481	1,150,771
3.96%, 11/15/48 (Call 11/15/47),
(3-mo. SOFR + 1.642%)(d)	2,924	2,314,474
4.03%, 07/24/48 (Call 07/24/47),
(3-mo. SOFR + 1.722%)(d)	1,362	1,091,094
Security	Par (000)	Value

Banks (continued)
4.26%, 02/22/48 (Call 02/22/47),
(3-mo. SOFR + 1.842%)(d)	$1,628	$1,353,072
4.85%, 02/01/44	903	836,846
4.95%, 06/01/45	1,489	1,348,087
5.40%, 01/06/42	989	984,631
5.50%, 10/15/40	1,119	1,116,615
5.60%, 07/15/41	1,495	1,515,063
5.63%, 08/16/43(b)	1,028	1,021,731
6.40%, 05/15/38	2,327	2,560,844
Lloyds Banking Group PLC
3.37%, 12/14/46 (Call 09/14/41),
(5-year CMT + 1.500%)(d)	930	595,985
4.34%, 01/09/48	1,197	874,145
5.30%, 12/01/45(b)	817	704,147
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39(b)	1,254	1,019,311
4.15%, 03/07/39(b)	519	443,031
4.29%, 07/26/38(b)	279	246,455
Morgan Stanley
2.80%, 01/25/52 (Call 07/25/51),
(1-day SOFR + 1.430%)(b)(d)	1,904	1,187,269
3.22%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.485%)(d)	2,021	1,469,212
3.97%, 07/22/38 (Call 07/22/37)(d)	1,317	1,097,291
4.30%, 01/27/45	2,269	1,903,639
4.38%, 01/22/47	2,103	1,767,173
4.46%, 04/22/39 (Call 04/22/38),
(3-mo. SOFR + 1.693%)(d)	569	497,716
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.840%)(d)	1,809	1,824,115
6.38%, 07/24/42	1,797	1,961,197
MUFG Bank Ltd., 4.70%, 03/10/44(a)	105	90,164
National Australia Bank Ltd., 2.65%, 01/14/41(a)(b)	650	391,747
Regions Bank/Birmingham AL, 6.45%, 06/26/37	347	334,905
Regions Financial Corp., 7.38%, 12/10/37(b)	340	361,574
Santander UK Group Holdings PLC, 5.63%, 09/15/45(a)	45	33,801
Societe Generale SA
3.63%, 03/01/41(a)(b)	764	483,379
4.03%, 01/21/43 (Call 01/21/42),
(1-year CMT + 1.900%)(a)(d)	690	453,416
5.63%, 11/24/45(a)(b)	210	171,152
7.37%, 01/10/53(a)	835	807,075
Standard Chartered PLC
5.30%, 01/09/43(a)	772	655,346
5.70%, 03/26/44(a)(b)	1,268	1,129,472
Sumitomo Mitsui Financial Group Inc.
2.30%, 01/12/41	463	297,985
2.93%, 09/17/41(b)	528	362,788
3.05%, 01/14/42	325	233,858
6.18%, 07/13/43(b)	933	974,050
UBS AG, 4.50%, 06/26/48	1,066	962,355
UBS Group AG
3.18%, 02/11/43 (Call 02/11/42),
(1-year CMT + 1.100%)(a)(d)	1,412	965,524
4.88%, 05/15/45	2,495	2,199,284
Wachovia Corp.
5.50%, 08/01/35	629	605,447
7.50%, 04/15/35 (Call 04/15/24)	221	246,912

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40),
(1-day SOFR + 2.530%)(d)	$2,887	$2,066,709
3.90%, 05/01/45	1,752	1,361,764
4.40%, 06/14/46	1,755	1,369,146
4.61%, 04/25/53 (Call 04/25/52),
(1-day SOFR + 2.130%)(d)	2,814	2,356,616
4.65%, 11/04/44	1,370	1,130,054
4.75%, 12/07/46	1,765	1,448,815
4.90%, 11/17/45	1,724	1,462,954
5.01%, 04/04/51 (Call 04/04/50),
(3-mo. SOFR + 4.502%)(d)	4,693	4,172,571
5.38%, 02/07/35	5	4,945
5.38%, 11/02/43	1,600	1,452,192
5.61%, 01/15/44	2,072	1,930,161
5.95%, 12/01/86 (Call 12/15/36)	199	191,162
Wells Fargo Bank NA
5.85%, 02/01/37	805	803,324
5.95%, 08/26/36	430	419,905
6.60%, 01/15/38	1,190	1,252,525
Westpac Banking Corp.
2.96%, 11/16/40(b)	760	487,240
3.13%, 11/18/41	859	554,014
4.42%, 07/24/39	780	620,651
		153,947,752
Beverages — 2.7%
Anheuser-Busch Companies LLC/Anheuser-Busch
InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	4,533	4,319,521
4.90%, 02/01/46 (Call 08/01/45)	7,444	6,893,236
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	810	720,775
4.70%, 02/01/36 (Call 08/01/35)	645	614,624
4.90%, 02/01/46 (Call 08/01/45)	1,287	1,191,778
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	80	63,893
4.35%, 06/01/40 (Call 12/01/39)	933	826,457
4.38%, 04/15/38 (Call 10/15/37)(b)	1,243	1,124,176
4.44%, 10/06/48 (Call 04/06/48)	1,234	1,073,668
4.50%, 06/01/50 (Call 12/01/49)(b)	1,245	1,097,563
4.60%, 04/15/48 (Call 10/15/47)	1,867	1,661,525
4.60%, 06/01/60 (Call 12/01/59)	365	313,397
4.75%, 04/15/58 (Call 10/15/57)	608	540,354
4.95%, 01/15/42	1,360	1,285,475
5.45%, 01/23/39 (Call 07/23/38)	1,770	1,775,431
5.55%, 01/23/49 (Call 07/23/48)	3,366	3,431,561
5.80%, 01/23/59 (Call 07/23/58)	1,764	1,842,303
5.88%, 06/15/35(b)	370	388,471
8.00%, 11/15/39	444	544,012
8.20%, 01/15/39	1,118	1,417,376
Bacardi Ltd.
5.15%, 05/15/38 (Call 11/15/37)(a)	257	231,510
5.30%, 05/15/48 (Call 11/15/47)(a)	558	497,976
Bacardi Ltd./Bacardi-Martini BV, 5.90%, 06/15/43 (Call 12/15/42)(a)	298	284,350
Brown-Forman Corp.
3.75%, 01/15/43 (Call 07/15/42)(b)	320	247,309
4.00%, 04/15/38 (Call 10/15/37)	215	183,573
4.50%, 07/15/45 (Call 01/15/45)(b)	230	200,282
Coca-Cola Co. (The)
2.50%, 06/01/40	1,175	839,156
Security	Par (000)	Value

Beverages (continued)
2.50%, 03/15/51	$1,264	$793,773
2.60%, 06/01/50	1,560	1,010,850
2.75%, 06/01/60(b)	605	386,826
2.88%, 05/05/41	692	516,536
3.00%, 03/05/51(b)	1,559	1,104,797
4.20%, 03/25/50	522	457,505
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	239	223,544
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	419	309,623
4.10%, 02/15/48 (Call 08/15/47)	424	334,078
4.50%, 05/09/47 (Call 11/09/46)	497	411,892
5.25%, 11/15/48 (Call 05/15/48)(b)	329	305,768
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)(b)	498	404,993
5.88%, 09/30/36	427	449,305
Diageo Investment Corp.
4.25%, 05/11/42	385	328,322
7.45%, 04/15/35 (Call 04/15/24)	445	519,267
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)(b)	370	264,065
Heineken NV
4.00%, 10/01/42(a)	486	390,743
4.35%, 03/29/47 (Call 09/29/46)(a)	190	157,583
Keurig Dr Pepper Inc.
3.35%, 03/15/51 (Call 09/15/50)	617	418,583
3.80%, 05/01/50 (Call 11/01/49)	554	411,425
4.42%, 12/15/46 (Call 06/15/46)	316	258,050
4.50%, 11/15/45 (Call 05/15/45)(b)	355	298,602
4.50%, 04/15/52 (Call 10/15/51)	1,011	845,616
5.09%, 05/25/48 (Call 11/25/47)(b)	235	214,662
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	961	762,113
5.00%, 05/01/42	1,378	1,246,443
PepsiCo Inc.
2.63%, 10/21/41 (Call 04/21/41)	887	629,831
2.75%, 10/21/51 (Call 04/21/51)(b)	956	626,059
2.88%, 10/15/49 (Call 04/15/49)	942	645,299
3.38%, 07/29/49 (Call 01/29/49)	730	548,362
3.45%, 10/06/46 (Call 04/06/46)	932	716,279
3.50%, 03/19/40 (Call 09/19/39)(b)	240	194,756
3.60%, 08/13/42	240	191,189
3.63%, 03/19/50 (Call 09/19/49)	954	743,895
3.88%, 03/19/60 (Call 09/19/59)	374	291,001
4.00%, 03/05/42	437	367,689
4.00%, 05/02/47 (Call 11/02/46)(b)	500	419,437
4.20%, 07/18/52 (Call 01/18/52)	580	501,680
4.25%, 10/22/44 (Call 04/22/44)	55	46,643
4.45%, 04/14/46 (Call 10/14/45)	889	801,942
4.60%, 07/17/45 (Call 01/17/45)	355	312,769
4.65%, 02/15/53 (Call 08/15/52)	349	324,095
4.88%, 11/01/40	417	401,397
5.50%, 01/15/40	100	102,195
Pernod Ricard International Finance LLC, 2.75%, 10/01/50 (Call 04/01/50)(a)(b)	276	168,967
Pernod Ricard SA, 5.50%, 01/15/42(a)	691	680,765
		55,148,966
Biotechnology — 1.9%
Amgen Inc.
2.77%, 09/01/53 (Call 03/01/53)	850	506,564
2.80%, 08/15/41 (Call 02/15/41)	987	679,914
3.00%, 01/15/52 (Call 07/15/51)(b)	838	542,503

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
3.15%, 02/21/40 (Call 08/21/39)	$1,439	$1,061,250
3.38%, 02/21/50 (Call 08/21/49)	1,693	1,173,598
4.20%, 02/22/52 (Call 08/22/51)	805	635,530
4.40%, 05/01/45 (Call 11/01/44)	1,950	1,620,412
4.40%, 02/22/62 (Call 08/22/61)	1,024	805,253
4.56%, 06/15/48 (Call 12/15/47)	1,114	943,623
4.66%, 06/15/51 (Call 12/15/50)	2,737	2,342,825
4.88%, 03/01/53 (Call 09/01/52)	865	759,889
4.95%, 10/01/41	738	663,310
5.15%, 11/15/41 (Call 05/15/41)	626	579,323
5.60%, 03/02/43 (Call 09/02/42)	2,293	2,243,853
5.65%, 06/15/42 (Call 12/15/41)	376	367,626
5.65%, 03/02/53 (Call 09/02/52)(b)	3,278	3,232,539
5.75%, 03/15/40(b)	362	355,954
5.75%, 03/02/63 (Call 09/02/62)	2,200	2,152,895
6.38%, 06/01/37(b)	371	394,918
6.40%, 02/01/39(b)	370	393,155
6.90%, 06/01/38(b)	50	54,282
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	340	317,791
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	1,298	836,138
3.25%, 02/15/51 (Call 08/15/50)(b)	587	381,413
5.20%, 09/15/45 (Call 03/15/45)(b)	771	705,581
CSL Finance PLC
4.63%, 04/27/42 (Call 10/27/41)(a)	210	187,133
4.75%, 04/27/52 (Call 10/27/51)(a)	1,024	903,045
4.95%, 04/27/62 (Call 10/27/61)(a)	349	299,999
Gilead Sciences Inc.
2.60%, 10/01/40 (Call 04/01/40)	994	683,983
2.80%, 10/01/50 (Call 04/01/50)	1,284	819,034
4.00%, 09/01/36 (Call 03/01/36)	705	618,147
4.15%, 03/01/47 (Call 09/01/46)	1,583	1,300,057
4.50%, 02/01/45 (Call 08/01/44)	1,554	1,350,279
4.60%, 09/01/35 (Call 03/01/35)	822	776,389
4.75%, 03/01/46 (Call 09/01/45)	1,881	1,692,028
4.80%, 04/01/44 (Call 10/01/43)(b)	1,644	1,495,308
5.55%, 10/15/53 (Call 04/15/53)	810	817,690
5.65%, 12/01/41 (Call 06/01/41)	1,143	1,154,479
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	447	271,258
Royalty Pharma PLC
3.30%, 09/02/40 (Call 03/02/40)	803	562,910
3.35%, 09/02/51 (Call 03/02/51)	876	547,221
3.55%, 09/02/50 (Call 03/02/50)(b)	750	491,641
		37,720,740
Building Materials — 0.5%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)	1,511	1,131,653
3.58%, 04/05/50 (Call 10/05/49)	1,853	1,319,725
6.20%, 03/15/54 (Call 09/15/53)(a)	510	539,094
CRH America Finance Inc.
4.40%, 05/09/47 (Call 11/09/46)(a)	200	165,178
4.50%, 04/04/48 (Call 10/04/47)(a)(b)	508	437,702
CRH America Inc., 5.13%, 05/18/45 (Call 11/18/44)(a)	431	400,373
Fortune Brands Home & Security Inc., 4.50%, 03/25/52 (Call 09/25/51)	311	243,318
Holcim Capital Corp. Ltd.
6.50%, 09/12/43(a)	370	358,359
6.88%, 09/29/39(a)	200	199,085
	Par
Security	(000)	Value

Building Materials (continued)
Holcim Finance U.S. LLC, 4.75%, 09/22/46 (Call 03/22/46)(a)	$200	$165,418
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	454	378,043
4.63%, 07/02/44 (Call 01/02/44)	306	256,997
4.95%, 07/02/64 (Call 01/02/64)(c)	216	182,152
5.13%, 09/14/45 (Call 03/14/45)	284	254,210
6.00%, 01/15/36	298	306,893
Lafarge SA, 7.13%, 07/15/36	235	256,845
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	548	368,118
4.25%, 12/15/47 (Call 06/15/47)	483	387,954
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	194	121,450
4.50%, 05/15/47 (Call 11/15/46)(b)	297	233,696
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	479	380,136
4.40%, 01/30/48 (Call 07/30/47)	244	194,386
7.00%, 12/01/36	414	456,145
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)(b)	205	167,871
5.75%, 06/15/43	358	359,655
Trane Technologies Luxembourg Finance SA
4.50%, 03/21/49 (Call 09/21/48)	258	219,485
4.65%, 11/01/44 (Call 05/01/44)(b)	227	195,823
Votorantim Cimentos International SA, 7.25%, 04/05/41(a)	205	214,592
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	520	436,228
4.70%, 03/01/48 (Call 09/01/47)(b)	442	379,131
		10,709,715
Chemicals — 1.6%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(a)	365	267,687
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)(b)	551	390,082
2.80%, 05/15/50 (Call 11/15/49)(b)	757	497,807
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	267	232,465
5.65%, 06/01/52 (Call 12/01/51)(b)	386	326,867
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(a)	300	268,664
Braskem Netherlands Finance BV, 5.88%, 01/31/50(a)(b)	673	496,879
CF Industries Inc.
4.95%, 06/01/43	785	665,418
5.15%, 03/15/34(b)	363	343,703
5.38%, 03/15/44	710	636,950
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	836	586,031
4.25%, 10/01/34 (Call 04/01/34)	229	206,854
4.38%, 11/15/42 (Call 05/15/42)	1,071	870,347
4.63%, 10/01/44 (Call 04/01/44)(b)	326	269,551
4.80%, 05/15/49 (Call 11/15/48)	595	499,442
5.25%, 11/15/41 (Call 05/15/41)	824	750,666
5.55%, 11/30/48 (Call 05/30/48)	629	593,016
6.90%, 05/15/53 (Call 11/15/52)	785	877,473
9.40%, 05/15/39	661	861,644
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	1,541	1,498,593
5.42%, 11/15/48 (Call 05/15/48)	1,627	1,585,832

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	$249	$201,371
4.80%, 09/01/42 (Call 03/01/42)(b)	785	661,122
Ecolab Inc.
2.13%, 08/15/50 (Call 02/15/50)(b)	363	203,506
2.70%, 12/15/51 (Call 06/15/51)(b)	631	393,618
2.75%, 08/18/55 (Call 02/18/55)	627	380,667
3.95%, 12/01/47 (Call 06/01/47)	271	218,765
5.50%, 12/08/41(b)	334	330,947
FMC Corp.
4.50%, 10/01/49 (Call 04/01/49)(b)	480	347,333
6.38%, 05/18/53 (Call 11/18/52)	485	459,899
GC Treasury Center Co. Ltd., 4.30%, 03/18/51 (Call 09/18/50)(a)	471	329,186
International Flavors & Fragrances Inc.
3.27%, 11/15/40 (Call 05/15/40)(a)(b)	543	365,305
3.47%, 12/01/50 (Call 06/01/50)(a)(b)	1,109	698,660
4.38%, 06/01/47 (Call 12/01/46)	395	283,571
5.00%, 09/26/48 (Call 03/26/48)	500	398,966
Linde Inc./CT
2.00%, 08/10/50 (Call 02/10/50)	172	92,344
3.55%, 11/07/42 (Call 05/07/42)	845	656,432
Lubrizol Corp. (The), 6.50%, 10/01/34(b)	490	559,664
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	854	717,123
5.25%, 07/15/43	657	582,945
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	672	479,791
3.63%, 04/01/51 (Call 04/01/50)(b)	888	596,032
3.80%, 10/01/60 (Call 04/01/60)(b)	508	327,598
4.20%, 10/15/49 (Call 04/15/49)	741	545,486
4.20%, 05/01/50 (Call 11/01/49)	783	575,961
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)(b)	860	672,852
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	330	275,581
5.63%, 11/15/43 (Call 05/15/43)(b)	385	350,524
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	366	271,400
4.13%, 03/15/35 (Call 09/15/34)	237	204,717
4.90%, 06/01/43 (Call 12/01/42)	290	249,480
5.00%, 04/01/49 (Call 10/01/48)(b)	559	480,982
5.25%, 01/15/45 (Call 07/15/44)	458	408,619
5.63%, 12/01/40	336	318,269
5.80%, 03/27/53 (Call 09/27/52)	723	712,621
5.88%, 12/01/36	392	388,216
6.13%, 01/15/41 (Call 07/15/40)	330	329,845
Orbia Advance Corp. SAB de CV
5.50%, 01/15/48 (Call 07/15/47)(a)	225	171,571
5.88%, 09/17/44(a)	791	654,046
PPG Industries Inc., 5.50%, 11/15/40	50	45,226
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)(b)	190	144,564
5.25%, 06/01/45 (Call 12/01/44)	199	173,341
Sherwin-Williams Co. (The)
2.90%, 03/15/52 (Call 09/15/51)	333	206,089
3.30%, 05/15/50 (Call 11/15/49)	494	327,150
3.80%, 08/15/49 (Call 02/15/49)	401	295,184
4.00%, 12/15/42 (Call 06/15/42)	314	245,036
4.50%, 06/01/47 (Call 12/01/46)	989	836,172
4.55%, 08/01/45 (Call 02/01/45)(b)	271	224,470
Security	Par (000)	Value

Chemicals (continued)
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(a)	$541	$334,483
4.25%, 01/22/50 (Call 07/22/49)(a)(b)	250	181,822
Westlake Corp.
2.88%, 08/15/41 (Call 02/15/41)	302	195,086
3.13%, 08/15/51 (Call 02/15/51)	310	188,247
3.38%, 08/15/61 (Call 02/15/61)	501	294,083
4.38%, 11/15/47 (Call 05/15/47)(b)	420	320,433
5.00%, 08/15/46 (Call 02/15/46)	540	451,796
		33,084,168
Coal — 0.1%
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	295	254,083
5.40%, 02/01/43 (Call 08/01/42)	295	260,229
6.00%, 08/15/40 (Call 02/15/40)	438	421,264
6.13%, 10/01/35	300	298,442
6.25%, 07/15/41 (Call 01/15/41)	342	332,961
		1,566,979
Commercial Services — 1.7%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41 (Call 02/01/41)(a)	120	79,808
American University (The), Series 2019, 3.67%, 04/01/49(b)	490	373,459
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	538	359,568
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	245	146,834
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	277	175,858
4.32%, 08/01/45	358	306,735
4.70%, 11/01/2111	385	313,789
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/2121)	215	194,965
Claremont Mckenna College, 3.78%, 01/01/2122 (Call 07/01/2121)	150	94,761
DP World Ltd./United Arab Emirates
4.70%, 09/30/49 (Call 03/30/49)(a)	380	295,450
5.63%, 09/25/48(a)	1,004	888,460
6.85%, 07/02/37(a)(b)	1,625	1,708,327
Duke University
3.20%, 10/01/38(b)	175	137,985
3.30%, 10/01/46(b)	200	146,163
Series 2020, 2.68%, 10/01/44	337	233,975
Series 2020, 2.76%, 10/01/50	359	232,339
Series 2020, 2.83%, 10/01/55	247	154,803
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)(b)	361	237,963
Equifax Inc., 7.00%, 07/01/37	270	282,562
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)(b)	245	196,377
4.50%, 02/15/45 (Call 08/15/44)(a)(b)	244	205,880
5.40%, 05/01/53 (Call 11/01/52)(a)(b)	770	742,531
5.63%, 03/15/42(a)	457	445,184
6.70%, 06/01/34(a)	610	657,604
7.00%, 10/15/37(a)	970	1,076,787
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47 (Call 12/01/46)	239	191,503
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	225	136,655
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)(b)	425	243,469

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
George Washington University (The)
4.87%, 09/15/45(b)	$275	$249,839
Series 2014, 4.30%, 09/15/44	297	244,317
Series 2016, 3.55%, 09/15/46	265	193,882
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	592	482,275
Georgetown University (The)
5.12%, 04/01/53 (Call 10/01/52)	40	37,858
Series 20A, 2.94%, 04/01/50	311	198,448
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	185	160,651
Series B, 4.32%, 04/01/49 (Call 10/01/48)	580	483,290
Global Payments Inc.
4.15%, 08/15/49 (Call 02/15/49)(b)	472	344,643
5.95%, 08/15/52 (Call 02/15/52)	610	584,285
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	225	189,909
ITR Concession Co. LLC, 5.18%, 07/15/35 (Call 01/15/35)(a)	289	251,335
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	336	272,618
Series A, 2.81%, 01/01/60 (Call 07/01/59)(b)	255	151,600
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)(b)	428	257,469
3.46%, 05/01/47	225	168,175
3.65%, 05/01/48 (Call 11/01/47)	547	432,884
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)(b)	420	289,966
3.89%, 07/01/2116(b)	210	150,489
3.96%, 07/01/38	354	309,196
4.68%, 07/01/2114	404	348,912
5.60%, 07/01/2111(b)	527	551,079
Series F, 2.99%, 07/01/50 (Call 01/01/50)	399	273,835
Series G, 2.29%, 07/01/51 (Call 01/01/51)(b)	441	255,606
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	173	122,424
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	309	162,526
2.75%, 08/19/41 (Call 02/19/41)(b)	525	356,287
3.10%, 11/29/61 (Call 05/29/61)	260	159,416
3.25%, 05/20/50 (Call 11/20/49)(b)	187	125,863
3.75%, 02/25/52 (Call 08/25/51)	505	378,686
4.88%, 12/17/48 (Call 06/17/48)	284	251,832
5.25%, 07/15/44	455	433,488
Northeastern University, Series 2020, 2.89%, 10/01/50(b)	245	156,833
Northwestern University
3.69%, 12/01/38	220	182,209
3.87%, 12/01/48	180	145,072
4.64%, 12/01/44	510	469,095
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	180	132,095
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)(b)	175	109,426
PayPal Holdings Inc.
3.25%, 06/01/50 (Call 12/01/49)(b)	814	570,694
5.05%, 06/01/52 (Call 12/01/51)(b)	660	632,417
5.25%, 06/01/62 (Call 12/01/61)(b)	670	624,936
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(a)	315	287,822
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	442	275,046
3.15%, 07/15/46 (Call 01/15/46)	430	308,221
3.30%, 07/15/56 (Call 01/15/56)	189	132,944
3.62%, 10/01/37	252	212,111
Security	Par (000)	Value

Commercial Services (continued)
3.75%, 11/15/52 (Call 05/15/52)	$375	$295,794
4.88%, 10/15/40(b)	150	142,841
6.50%, 01/15/39(a)	545	607,017
Quanta Services Inc., 3.05%, 10/01/41 (Call 04/01/41)	438	297,490
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	492	298,917
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)(b)	576	308,283
3.25%, 12/01/49 (Call 06/01/49)	606	423,654
3.70%, 03/01/52 (Call 09/01/51)	888	678,333
3.90%, 03/01/62 (Call 09/01/61)	366	281,024
4.50%, 05/15/48 (Call 11/15/47)(b)	200	163,892
6.55%, 11/15/37	50	52,969
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)(b)	300	204,106
Trustees of Boston College
3.13%, 07/01/52(b)	262	177,590
3.99%, 07/01/47	160	124,344
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)(b)	305	248,438
Trustees of Dartmouth College, 3.47%, 06/01/46	260	193,686
Trustees of Princeton University (The)
4.20%, 03/01/52	50	42,782
5.70%, 03/01/39(b)	784	824,094
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)(b)	190	119,131
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)(b)	195	128,264
4.67%, 09/01/2112	250	213,159
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)(b)	390	228,616
Trustees of Tufts College
3.10%, 08/15/51 (Call 02/15/51)	115	75,781
Series 2012, 5.02%, 04/15/2112(b)	205	173,428
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)(b)	160	107,371
4.00%, 10/01/53 (Call 04/01/53)	440	359,684
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	230	161,557
Series C, 2.55%, 04/01/50 (Call 10/01/49)(b)	320	201,082
University of Miami, 4.06%, 04/01/52	430	341,134
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	385	291,610
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)(b)	328	244,433
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	461	295,668
3.03%, 10/01/39	933	720,864
4.98%, 10/01/53 (Call 04/01/53)(b)	160	152,442
5.25%, 10/01/2111(b)	255	240,527
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	285	228,696
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	254	166,058
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)(b)	70	39,544
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)(b)	380	268,975
5.50%, 06/15/45 (Call 12/15/44)	173	159,208
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	510	375,277
4.35%, 04/15/2122 (Call 10/15/2121)(b)	165	127,495
Wesleyan University, 4.78%, 07/01/2116	181	142,491
William Marsh Rice University
3.57%, 05/15/45(b)	143	111,519
3.77%, 05/15/55	220	170,887

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
WK Kellogg Foundation Trust, 2.44%, 10/01/50 (Call 04/01/50)(a)(b)	$130	$75,616
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)(b)	406	244,683
		34,902,252
Computers — 2.1%
Apple Inc.
2.38%, 02/08/41 (Call 08/08/40)	1,235	868,936
2.40%, 08/20/50 (Call 02/20/50)	1,060	658,989
2.55%, 08/20/60 (Call 02/20/60)(b)	1,346	839,941
2.65%, 05/11/50 (Call 11/11/49)	1,940	1,261,055
2.65%, 02/08/51 (Call 08/08/50)	2,322	1,505,780
2.70%, 08/05/51 (Call 02/05/51)	1,396	911,702
2.80%, 02/08/61 (Call 02/08/60)	1,360	868,499
2.85%, 08/05/61 (Call 02/05/61)	1,198	764,507
2.95%, 09/11/49 (Call 03/11/49)	1,456	1,019,742
3.45%, 02/09/45	1,920	1,523,272
3.75%, 09/12/47 (Call 03/12/47)	790	642,013
3.75%, 11/13/47 (Call 05/13/47)	1,097	898,641
3.85%, 05/04/43	2,409	2,055,772
3.85%, 08/04/46 (Call 02/04/46)	1,616	1,352,053
3.95%, 08/08/52 (Call 02/08/52)	1,531	1,272,988
4.10%, 08/08/62 (Call 02/08/62)	940	780,064
4.25%, 02/09/47 (Call 08/09/46)	705	634,379
4.38%, 05/13/45	1,652	1,501,643
4.45%, 05/06/44	787	732,409
4.50%, 02/23/36 (Call 08/23/35)(b)	1,169	1,159,210
4.65%, 02/23/46 (Call 08/23/45)	3,303	3,119,235
4.85%, 05/10/53 (Call 11/10/52)(b)	1,155	1,117,954
Dell Inc.
5.40%, 09/10/40	391	362,719
6.50%, 04/15/38	300	311,114
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)	955	678,874
3.45%, 12/15/51 (Call 06/15/51)	1,215	811,184
8.10%, 07/15/36 (Call 01/15/36)	1,111	1,308,330
8.35%, 07/15/46 (Call 01/15/46)	399	492,059
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	535	563,906
6.35%, 10/15/45 (Call 04/15/45)	1,364	1,388,510
HP Inc., 6.00%, 09/15/41(b)	1,307	1,309,937
International Business Machines Corp.
2.85%, 05/15/40 (Call 11/15/39)	639	453,035
2.95%, 05/15/50 (Call 11/15/49)(b)	717	459,914
3.43%, 02/09/52 (Call 08/09/51)	776	542,112
4.00%, 06/20/42(b)	964	796,444
4.15%, 05/15/39	1,681	1,448,549
4.25%, 05/15/49	2,313	1,910,061
4.70%, 02/19/46(b)	547	482,398
4.90%, 07/27/52 (Call 01/27/52)	758	684,006
5.10%, 02/06/53 (Call 08/06/52)	705	659,886
5.60%, 11/30/39	730	736,950
7.13%, 12/01/96	152	178,746
Kyndryl Holdings Inc., 4.10%, 10/15/41 (Call 04/15/41)	304	214,552
		41,282,070
Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)(b)	435	352,875
4.00%, 08/15/45	514	442,580
Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)(b)	$561	$378,084
3.70%, 08/15/42(b)	231	171,919
4.15%, 03/15/47 (Call 09/15/46)	373	299,316
4.38%, 06/15/45 (Call 12/15/44)	416	347,775
5.15%, 05/15/53 (Call 11/15/52)	600	562,937
6.00%, 05/15/37(b)	305	318,138
Haleon U.S. Capital LLC, 4.00%, 03/24/52 (Call 09/24/51)	687	534,418
Kenvue Inc.
5.05%, 03/22/53 (Call 09/22/52)	1,462	1,399,187
5.10%, 03/22/43 (Call 09/22/42)(b)	898	874,635
5.20%, 03/22/63 (Call 09/22/62)(b)	615	587,791
Procter & Gamble Co. (The)
3.50%, 10/25/47	225	176,918
3.55%, 03/25/40	353	298,109
3.60%, 03/25/50(b)	256	208,917
5.55%, 03/05/37	950	1,020,902
5.80%, 08/15/34	524	581,959
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)(b)	615	395,172
		8,951,632
Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)(b)	225	174,574
4.20%, 05/15/47 (Call 11/15/46)	301	253,812
4.60%, 06/15/45 (Call 12/15/44)(b)	837	751,174
		1,179,560
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust, 3.85%, 10/29/41 (Call 04/29/41)	1,532	1,143,557
American Express Co., 4.05%, 12/03/42(b)	1,404	1,189,733
Ares Finance Co. IV LLC, 3.65%, 02/01/52 (Call 08/01/51)(a)(b)	355	230,509
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50 (Call 03/30/50)(a)	338	194,282
2.85%, 08/05/51 (Call 02/05/51)(a)(b)	335	195,202
3.20%, 01/30/52 (Call 07/30/51)(a)(b)	846	527,592
3.50%, 09/10/49 (Call 03/10/49)(a)(b)	340	225,555
4.00%, 10/02/47 (Call 04/02/47)(a)	190	135,039
4.45%, 07/15/45(a)	285	222,573
5.00%, 06/15/44(a)	356	304,709
6.25%, 08/15/42(a)(b)	340	337,747
Blue Owl Finance LLC, 4.13%, 10/07/51 (Call 04/07/51)(a)	260	159,454
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	507	335,431
3.63%, 02/15/52 (Call 08/15/51)	478	317,633
4.70%, 09/20/47 (Call 03/20/47)	641	517,731
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	580	373,615
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)(b)	922	514,194
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)	237	202,076
5.30%, 09/15/43 (Call 03/15/43)	892	900,296
FMR LLC
5.15%, 02/01/43(a)	320	281,264
6.45%, 11/15/39(a)	405	410,256
6.50%, 12/14/40(a)	327	334,277

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Franklin Resources Inc., 2.95%, 08/12/51 (Call 02/12/51)(b)	$350	$205,392
Invesco Finance PLC, 5.38%, 11/30/43	368	336,930
Jefferies Financial Group Inc.
6.25%, 01/15/36	525	535,298
6.50%, 01/20/43	367	368,561
6.63%, 10/23/43 (Call 07/23/43)(b)	153	152,774
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)(b)	411	373,370
Legg Mason Inc., 5.63%, 01/15/44	485	461,071
LSEGA Financing PLC, 3.20%, 04/06/41 (Call 10/06/40)(a)	641	463,748
Mastercard Inc.
2.95%, 03/15/51 (Call 09/15/50)(b)	544	372,738
3.65%, 06/01/49 (Call 12/01/48)	802	633,655
3.80%, 11/21/46 (Call 05/21/46)	384	314,511
3.85%, 03/26/50 (Call 09/26/49)	1,121	915,695
3.95%, 02/26/48 (Call 08/26/47)	324	269,239
Nasdaq Inc.
2.50%, 12/21/40 (Call 06/21/40)	514	334,635
3.25%, 04/28/50 (Call 10/28/49)	611	400,869
3.95%, 03/07/52 (Call 09/07/51)(b)	455	337,680
5.55%, 02/15/34 (Call 11/15/33)	847	846,434
5.95%, 08/15/53 (Call 02/15/53)(b)	540	546,831
6.10%, 06/28/63 (Call 12/28/62)(b)	565	575,380
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45 (Call 10/15/44)(a)	266	203,900
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	624	439,672
4.95%, 07/15/46	605	522,952
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)(b)	1,552	899,170
2.70%, 04/15/40 (Call 10/15/39)	900	660,017
3.65%, 09/15/47 (Call 03/15/47)	630	498,355
4.15%, 12/14/35 (Call 06/14/35)	1,282	1,205,151
4.30%, 12/14/45 (Call 06/14/45)	2,990	2,658,423
Voya Financial Inc.
4.80%, 06/15/46	204	163,855
5.70%, 07/15/43	532	482,482
Western Union Co. (The)
6.20%, 11/17/36(b)	564	564,151
6.20%, 06/21/40	289	277,057
		26,072,721
Electric — 12.4%
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51 (Call 10/29/50)(a)	652	443,865
4.00%, 10/03/49(a)	548	420,331
6.50%, 10/27/36(a)	1,125	1,240,463
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	111	73,847
3.80%, 10/01/47 (Call 04/01/47)	318	222,887
5.25%, 05/15/52 (Call 11/15/51)	397	355,510
Series G, 4.15%, 05/01/49 (Call 11/01/48)	299	223,573
Series H, 3.45%, 01/15/50 (Call 07/15/49)	402	269,305
AEP Transmission Co. LLC
3.15%, 09/15/49 (Call 03/15/49)	290	191,233
3.75%, 12/01/47 (Call 06/01/47)	419	307,483
3.80%, 06/15/49 (Call 12/15/48)	324	239,080
4.00%, 12/01/46 (Call 06/01/46)	205	159,852
4.25%, 09/15/48 (Call 03/15/48)(b)	321	257,007
Security	Par (000)	Value

Electric (continued)
4.50%, 06/15/52 (Call 12/15/51)	$430	$359,126
5.40%, 03/15/53 (Call 09/15/52)	555	534,055
Series M, 3.65%, 04/01/50 (Call 10/01/49)	484	349,178
Series N, 2.75%, 08/15/51 (Call 02/15/51)	422	252,546
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)(b)	344	219,675
3.13%, 07/15/51 (Call 01/15/51)	555	358,920
3.45%, 10/01/49 (Call 04/01/49)	697	485,346
3.75%, 03/01/45 (Call 09/01/44)	619	468,927
3.85%, 12/01/42	220	173,303
4.10%, 01/15/42	280	219,517
4.15%, 08/15/44 (Call 02/15/44)	364	291,516
4.30%, 01/02/46 (Call 07/02/45)	340	274,227
5.50%, 03/15/41	358	339,300
6.00%, 03/01/39(b)	257	259,750
6.13%, 05/15/38	135	139,260
Series 11-C, 5.20%, 06/01/41(b)	290	267,705
Series A, 4.30%, 07/15/48 (Call 01/15/48)	384	305,310
Series B, 3.70%, 12/01/47 (Call 06/01/47)	485	357,858
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(a)(b)	551	396,236
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)(b)	282	177,770
3.25%, 03/15/50 (Call 09/15/49)	202	138,443
3.70%, 12/01/47 (Call 06/01/47)(b)	387	293,152
4.15%, 03/15/46 (Call 09/15/45)	380	302,700
4.30%, 07/01/44 (Call 01/01/44)	195	155,950
4.50%, 03/15/49 (Call 09/15/48)	383	330,781
4.80%, 12/15/43 (Call 06/15/43)	205	176,059
5.90%, 12/01/52 (Call 06/01/52)	310	323,338
American Electric Power Co. Inc., 3.25%, 03/01/50 (Call 09/01/49)	337	221,120
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(a)	181	160,023
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	283	221,613
4.45%, 06/01/45 (Call 12/01/44)	266	210,914
7.00%, 04/01/38	460	503,125
Series L, 5.80%, 10/01/35(b)	260	252,128
Series P, 6.70%, 08/15/37	215	224,282
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	345	270,893
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	390	272,866
Arizona Public Service Co.
2.65%, 09/15/50 (Call 03/15/50)	415	234,372
3.35%, 05/15/50 (Call 11/15/49)(b)	220	145,007
3.50%, 12/01/49 (Call 06/01/49)	187	122,289
3.75%, 05/15/46 (Call 11/15/45)	166	117,576
4.20%, 08/15/48 (Call 02/15/48)	177	133,535
4.25%, 03/01/49 (Call 09/01/48)	226	169,054
4.35%, 11/15/45 (Call 05/15/45)	162	126,790
4.50%, 04/01/42 (Call 10/01/41)	606	495,888
4.70%, 01/15/44 (Call 07/15/43)(b)	140	110,571
5.05%, 09/01/41 (Call 03/01/41)(b)	517	452,488
5.50%, 09/01/35	265	254,228
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)(b)	304	221,281
4.35%, 06/01/48 (Call 12/01/47)	161	126,311
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)(b)	318	199,955
3.20%, 09/15/49 (Call 03/15/49)(b)	267	178,710
3.50%, 08/15/46 (Call 02/15/46)	551	388,978

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.75%, 08/15/47 (Call 02/15/47)	$295	$218,609
4.25%, 09/15/48 (Call 03/15/48)	315	251,763
4.55%, 06/01/52 (Call 12/01/51)	411	350,763
5.40%, 06/01/53 (Call 12/01/52)	654	626,191
6.35%, 10/01/36	310	325,617
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)	185	146,924
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	1,156	716,851
3.80%, 07/15/48 (Call 01/15/48)	647	469,554
4.25%, 10/15/50 (Call 04/15/50)	648	501,048
4.45%, 01/15/49 (Call 07/15/48)	798	642,690
4.50%, 02/01/45 (Call 08/01/44)	371	314,993
4.60%, 05/01/53 (Call 11/01/52)	749	612,084
5.15%, 11/15/43 (Call 05/15/43)	413	378,503
5.95%, 05/15/37	554	560,476
6.13%, 04/01/36	1,432	1,472,044
Black Hills Corp.
3.88%, 10/15/49 (Call 04/15/49)	223	154,784
4.20%, 09/15/46 (Call 03/15/46)(b)	145	108,410
6.15%, 05/15/34 (Call 02/15/34)(b)	100	99,895
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(a)	189	167,796
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)(b)	578	439,993
3.60%, 03/01/52 (Call 09/01/51)	544	393,667
3.95%, 03/01/48 (Call 09/01/47)	241	189,175
4.50%, 04/01/44 (Call 10/01/43)	432	367,797
5.30%, 04/01/53 (Call 10/01/52)(b)	110	107,201
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	535	436,875
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	288	184,107
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	660	455,496
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)	212	191,107
CenterPoint Energy Inc., 3.70%, 09/01/49 (Call 03/01/49)(b)	225	157,156
CEZ AS, 5.63%, 04/03/42(a)	238	207,006
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	184	143,754
Cleco Power LLC
6.00%, 12/01/40(b)	223	206,001
6.50%, 12/01/35(b)	310	310,361
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	551	541,341
CMS Energy Corp.
4.70%, 03/31/43 (Call 09/30/42)(b)	495	417,008
4.88%, 03/01/44 (Call 09/01/43)	142	125,325
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)(b)	194	182,236
Comision Federal de Electricidad
4.68%, 02/09/51 (Call 08/09/50)(a)	527	339,427
5.75%, 02/14/42(a)(b)	541	448,969
6.13%, 06/16/45(a)	500	422,494
6.26%, 02/15/52 (Call 08/15/51)(a)	390	314,971
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	518	332,620
3.65%, 06/15/46 (Call 12/15/45)	580	427,441
3.70%, 03/01/45 (Call 09/01/44)	308	231,780
3.80%, 10/01/42 (Call 04/01/42)	433	335,701
4.00%, 03/01/48 (Call 09/01/47)(b)	606	477,436
4.00%, 03/01/49 (Call 09/01/48)	338	263,851
4.35%, 11/15/45 (Call 05/15/45)	398	327,906
Security	Par (000)	Value

Electric (continued)
4.60%, 08/15/43 (Call 02/15/43)	$335	$291,502
4.70%, 01/15/44 (Call 07/15/43)	425	369,665
5.30%, 02/01/53 (Call 08/01/52)	516	491,858
6.45%, 01/15/38	319	337,701
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	557	416,729
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	265	175,538
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	579	380,745
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	340	203,307
Series 133, 3.85%, 03/15/52 (Call 09/15/51)(b)	480	360,015
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	312	246,375
4.30%, 04/15/44 (Call 10/15/43)(b)	149	122,476
5.25%, 01/15/53 (Call 07/15/52)	446	422,248
6.35%, 06/01/36(b)	200	207,548
Series A, 4.15%, 06/01/45 (Call 12/01/44)(b)	222	179,261
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51 (Call 06/01/51)	469	307,424
3.60%, 06/15/61 (Call 12/15/60)(b)	515	350,940
3.70%, 11/15/59 (Call 05/15/59)	428	290,798
3.85%, 06/15/46 (Call 12/15/45)(b)	447	335,469
3.95%, 03/01/43 (Call 09/01/42)	675	532,308
4.45%, 03/15/44 (Call 09/15/43)	441	373,341
4.50%, 12/01/45 (Call 06/01/45)	576	478,754
4.50%, 05/15/58 (Call 11/15/57)	567	451,743
4.63%, 12/01/54 (Call 06/01/54)	623	520,631
5.70%, 06/15/40	360	347,579
5.90%, 11/15/53 (Call 05/15/53)	550	558,620
6.15%, 11/15/52 (Call 05/15/52)(b)	590	620,643
Series 05-A, 5.30%, 03/01/35	348	337,365
Series 06-A, 5.85%, 03/15/36	450	454,336
Series 06-B, 6.20%, 06/15/36	465	482,127
Series 06-E, 5.70%, 12/01/36	277	273,026
Series 07-A, 6.30%, 08/15/37(b)	440	459,784
Series 08-B, 6.75%, 04/01/38(b)	510	556,212
Series 09-C, 5.50%, 12/01/39	570	542,707
Series 12-A, 4.20%, 03/15/42	516	418,214
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)(b)	425	319,856
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(b)	816	631,500
Series A, 4.13%, 05/15/49 (Call 11/15/48)	508	393,701
Series C, 3.00%, 12/01/60 (Call 06/01/60)	440	256,378
Series C, 4.00%, 11/15/57 (Call 05/15/57)	194	143,488
Series C, 4.30%, 12/01/56 (Call 06/01/56)	408	314,350
Series E, 4.65%, 12/01/48 (Call 06/01/48)	514	433,721
Consorcio Transmantaro SA
4.70%, 04/16/34(a)	225	204,190
5.20%, 04/11/38 (Call 01/11/38)(a)	642	579,382
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)	829	775,004
6.25%, 10/01/39	787	792,038
6.50%, 10/01/53 (Call 04/01/53)	640	669,157
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	172	93,943
3.10%, 08/15/50 (Call 02/15/50)(b)	506	341,645
3.25%, 08/15/46 (Call 02/15/46)	290	206,165
3.50%, 08/01/51 (Call 02/01/51)	536	383,536
3.75%, 02/15/50 (Call 08/15/49)	333	248,700
3.95%, 05/15/43 (Call 11/15/42)	379	302,624
3.95%, 07/15/47 (Call 01/15/47)	230	181,078
4.05%, 05/15/48 (Call 11/15/47)	376	300,470
4.10%, 11/15/45 (Call 05/15/45)	85	66,372
4.20%, 09/01/52 (Call 03/01/52)	387	312,914

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.35%, 04/15/49 (Call 10/15/48)	$369	$307,831
4.35%, 08/31/64 (Call 02/28/64)	187	142,521
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	198	143,756
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	248	188,928
4.15%, 05/15/45 (Call 11/15/44)	326	252,386
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	377	310,663
4.85%, 08/15/52 (Call 02/15/52)	485	407,350
7.00%, 06/15/38	348	372,066
Series A, 4.60%, 03/15/49 (Call 09/15/48)	331	271,483
Series B, 3.30%, 04/15/41 (Call 10/15/40)	414	296,093
Series B, 5.95%, 06/15/35	455	458,604
Series C, 4.05%, 09/15/42 (Call 03/15/42)	570	432,173
Series C, 4.90%, 08/01/41 (Call 02/01/41)	487	420,731
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	423	360,968
5.10%, 06/01/65 (Call 12/01/64)	156	137,803
5.45%, 02/01/41 (Call 08/01/40)	352	336,030
6.05%, 01/15/38(b)	398	409,955
6.25%, 10/15/53 (Call 04/15/53)	415	442,549
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	422	270,152
3.70%, 03/15/45 (Call 09/15/44)	319	242,235
3.70%, 06/01/46 (Call 12/01/45)	189	139,879
3.75%, 08/15/47 (Call 02/15/47)	335	250,536
3.95%, 06/15/42 (Call 12/15/41)(b)	235	180,606
3.95%, 03/01/49 (Call 09/01/48)	568	441,299
4.30%, 07/01/44 (Call 01/01/44)(b)	181	150,569
5.40%, 04/01/53 (Call 10/01/52)	421	409,189
5.70%, 10/01/37(b)	198	192,261
Series A, 4.00%, 04/01/43 (Call 10/01/42)	266	213,480
Series A, 4.05%, 05/15/48 (Call 11/15/47)	450	352,581
Series A, 6.63%, 06/01/36(b)	395	423,086
Series B, 3.25%, 04/01/51 (Call 10/01/50)	377	252,037
Series B, 3.65%, 03/01/52 (Call 09/01/51)	425	307,130
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	546	365,705
3.45%, 04/15/51 (Call 10/15/50)	303	210,639
3.55%, 03/15/52 (Call 09/15/51)	410	290,271
3.70%, 12/01/47 (Call 06/01/47)	517	377,391
3.75%, 06/01/45 (Call 12/01/44)	387	288,108
3.88%, 03/15/46 (Call 09/15/45)	403	304,434
3.95%, 03/15/48 (Call 09/15/47)	513	392,275
4.00%, 09/30/42 (Call 03/30/42)	653	522,206
4.25%, 12/15/41 (Call 06/15/41)	539	447,794
5.30%, 02/15/40	485	461,419
5.35%, 01/15/53 (Call 07/15/52)	695	658,561
5.40%, 01/15/54 (Call 07/15/53)	377	358,593
6.00%, 01/15/38	419	432,573
6.05%, 04/15/38	524	541,593
6.10%, 06/01/37	367	377,913
Duke Energy Corp.
3.30%, 06/15/41 (Call 12/15/40)	671	481,448
3.50%, 06/15/51 (Call 12/15/50)	611	415,078
3.75%, 09/01/46 (Call 03/01/46)	1,138	823,807
3.95%, 08/15/47 (Call 02/15/47)	406	298,586
4.20%, 06/15/49 (Call 12/15/48)	438	332,551
4.80%, 12/15/45 (Call 06/15/45)(b)	471	401,123
5.00%, 08/15/52 (Call 02/15/52)	925	805,125
Security	Par (000)	Value

Electric (continued)
6.10%, 09/15/53 (Call 03/15/53)	$670	$680,534
Duke Energy Florida LLC
3.00%, 12/15/51 (Call 06/15/51)	410	260,894
3.40%, 10/01/46 (Call 04/01/46)	503	347,661
3.85%, 11/15/42 (Call 05/15/42)	345	266,656
4.20%, 07/15/48 (Call 01/15/48)	342	271,988
5.65%, 04/01/40	291	284,451
5.95%, 11/15/52 (Call 05/15/52)	390	400,041
6.20%, 11/15/53 (Call 05/15/53)	300	318,424
6.35%, 09/15/37	410	432,200
6.40%, 06/15/38	744	789,435
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	468	279,679
3.75%, 05/15/46 (Call 11/15/45)	366	271,696
5.40%, 04/01/53 (Call 10/01/52)	420	397,190
6.12%, 10/15/35	330	337,638
6.35%, 08/15/38	395	416,782
6.45%, 04/01/39	360	381,876
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	224	180,688
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	296	262,664
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	411	273,082
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	293	212,583
4.30%, 02/01/49 (Call 08/01/48)	317	250,742
5.65%, 04/01/53 (Call 10/01/52)	285	279,094
Duke Energy Progress LLC
2.50%, 08/15/50 (Call 02/15/50)	530	301,984
2.90%, 08/15/51 (Call 02/15/51)	412	253,981
3.60%, 09/15/47 (Call 03/15/47)	445	318,535
3.70%, 10/15/46 (Call 04/15/46)	476	344,740
4.00%, 04/01/52 (Call 10/01/51)	315	238,796
4.10%, 05/15/42 (Call 11/15/41)	442	358,794
4.10%, 03/15/43 (Call 09/15/42)	411	328,085
4.15%, 12/01/44 (Call 06/01/44)(b)	494	392,096
4.20%, 08/15/45 (Call 02/15/45)	665	531,943
4.38%, 03/30/44 (Call 09/30/43)	220	180,641
5.35%, 03/15/53 (Call 09/15/52)	385	361,845
6.30%, 04/01/38	390	408,453
E.ON International Finance BV, 6.65%, 04/30/38(a)	1,021	1,071,139
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)(b)	165	133,187
6.00%, 05/15/35	586	570,089
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)(b)	428	379,898
4.88%, 09/21/38 (Call 03/21/38)(a)	491	417,209
4.88%, 01/22/44(a)	788	641,901
4.95%, 10/13/45 (Call 04/13/45)(a)	1,031	843,155
5.00%, 09/21/48 (Call 03/21/48)(a)(b)	994	810,479
5.25%, 10/13/55 (Call 04/13/55)(a)	216	171,775
5.60%, 01/27/40(a)	698	652,520
6.00%, 01/22/2114(a)	564	490,010
6.90%, 05/23/53 (Call 11/23/52)(a)	840	865,813
6.95%, 01/26/39(a)(b)	1,295	1,380,019
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(a)	255	242,323
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	759	583,566
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(a)	215	196,059
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(a)	415	296,206

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Enel Finance America LLC, 2.88%, 07/12/41 (Call 01/12/41)(a)(b)	$796	$502,823
Enel Finance International NV
4.75%, 05/25/47(a)(b)	851	686,174
5.50%, 06/15/52 (Call 12/15/51)(a)	690	605,528
6.00%, 10/07/39(a)	1,169	1,118,200
6.80%, 09/15/37(a)	986	1,023,761
7.75%, 10/14/52 (Call 04/14/52)(a)	919	1,058,447
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	587	336,943
3.35%, 06/15/52 (Call 12/15/51)	435	289,129
4.20%, 04/01/49 (Call 10/01/48)(b)	453	357,906
4.95%, 12/15/44 (Call 12/15/24)	295	249,490
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	445	310,544
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	665	408,024
3.10%, 06/15/41 (Call 12/15/40)	439	310,054
4.20%, 09/01/48 (Call 03/01/48)	764	597,936
4.20%, 04/01/50 (Call 10/01/49)	433	338,913
4.75%, 09/15/52 (Call 03/15/52)	415	352,944
4.95%, 01/15/45 (Call 01/15/25)(b)	440	377,943
Entergy Mississippi LLC
3.50%, 06/01/51 (Call 12/01/50)(b)	254	174,108
3.85%, 06/01/49 (Call 12/01/48)	348	255,769
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)(b)	215	149,323
4.50%, 03/30/39 (Call 09/30/38)	318	272,848
5.00%, 09/15/52 (Call 03/15/52)(b)	334	293,063
5.15%, 06/01/45 (Call 06/01/25)(b)	190	168,329
5.80%, 09/01/53 (Call 03/01/53)	325	322,360
Evergy Kansas Central Inc.
3.25%, 09/01/49 (Call 03/01/49)	326	213,525
3.45%, 04/15/50 (Call 10/15/49)	230	157,495
4.10%, 04/01/43 (Call 10/01/42)	469	369,050
4.13%, 03/01/42 (Call 09/01/41)	556	442,641
4.25%, 12/01/45 (Call 06/01/45)	382	301,189
4.63%, 09/01/43 (Call 03/01/43)(b)	269	218,287
5.70%, 03/15/53 (Call 09/15/52)	309	299,767
Evergy Kansas South Inc., 4.30%, 07/15/44 (Call 01/15/44)(a)	199	152,507
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	346	272,616
4.20%, 03/15/48 (Call 09/15/47)	210	163,966
5.30%, 10/01/41 (Call 04/01/41)	461	431,534
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	190	144,616
Series B, 6.05%, 11/15/35(b)	260	260,939
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	400	270,954
Exelon Corp.
4.10%, 03/15/52 (Call 09/15/51)(b)	645	492,581
4.45%, 04/15/46 (Call 10/15/45)	629	512,209
4.70%, 04/15/50 (Call 10/15/49)	601	507,832
4.95%, 06/15/35 (Call 12/15/34)	280	257,911
5.10%, 06/15/45 (Call 12/15/44)	561	502,374
5.60%, 03/15/53 (Call 09/15/52)	520	498,204
5.63%, 06/15/35	457	454,335
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)(b)	325	304,587
FEL Energy VI Sarl, 5.75%, 12/01/40 (Call 12/01/37)(a)	398	338,646
Security	Par (000)	Value

Electric (continued)
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)	$85	$68,693
5.45%, 07/15/44 (Call 01/15/44)(a)	249	225,493
Florida Power & Light Co.
2.88%, 12/04/51 (Call 06/04/51)	975	621,636
3.15%, 10/01/49 (Call 04/01/49)	575	388,924
3.70%, 12/01/47 (Call 06/01/47)	453	341,644
3.80%, 12/15/42 (Call 06/15/42)(b)	304	243,971
3.95%, 03/01/48 (Call 09/01/47)	768	607,939
3.99%, 03/01/49 (Call 09/01/48)	540	426,577
4.05%, 06/01/42 (Call 12/01/41)	592	487,658
4.05%, 10/01/44 (Call 04/01/44)	386	313,662
4.13%, 02/01/42 (Call 08/01/41)	370	312,459
4.13%, 06/01/48 (Call 12/01/47)	382	309,068
4.95%, 06/01/35	380	364,829
5.13%, 06/01/41 (Call 12/01/40)	275	252,139
5.25%, 02/01/41 (Call 08/01/40)	424	409,015
5.30%, 04/01/53 (Call 10/01/52)	631	614,154
5.63%, 04/01/34	15	15,395
5.65%, 02/01/37	378	382,571
5.69%, 03/01/40	616	626,883
5.95%, 02/01/38	808	837,959
5.96%, 04/01/39(b)	455	473,941
Georgia Power Co.
4.30%, 03/15/42	1,170	971,230
4.30%, 03/15/43	559	455,669
5.13%, 05/15/52 (Call 11/15/51)	625	573,506
5.40%, 06/01/40(b)	220	202,036
Series 10-C, 4.75%, 09/01/40	548	481,937
Series A, 3.25%, 03/15/51 (Call 09/15/50)	544	361,780
Series B, 3.70%, 01/30/50 (Call 07/30/49)(b)	479	349,422
Great River Energy, 6.25%, 07/01/38(a)	439	449,960
Iberdrola International BV, 6.75%, 07/15/36(b)	485	528,650
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	189	132,198
5.50%, 03/15/53 (Call 09/15/52)	195	185,986
5.80%, 04/01/54 (Call 10/01/53)	315	312,994
Series K, 4.20%, 03/01/48 (Call 09/01/47)(b)	230	182,091
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	320	209,822
4.25%, 08/15/48 (Call 02/15/48)	340	266,522
5.63%, 04/01/53 (Call 10/01/52)	405	395,452
6.05%, 03/15/37	353	362,477
Series K, 4.55%, 03/15/46 (Call 09/15/45)	345	286,932
Series L, 3.75%, 07/01/47 (Call 01/01/47)	210	150,977
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(a)	296	225,012
4.70%, 09/01/45 (Call 03/01/45)(a)	186	149,155
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51 (Call 07/15/50)(a)	485	349,810
4.88%, 01/14/48(a)	352	256,597
Interchile SA, 4.50%, 06/30/56(a)	1,000	783,141
International Transmission Co., 4.63%, 08/15/43 (Call 02/15/43)	280	231,930
Interstate Power & Light Co.
3.10%, 11/30/51 (Call 05/30/51)	173	107,531
3.50%, 09/30/49 (Call 03/30/49)	394	270,385
3.70%, 09/15/46 (Call 03/15/46)(b)	174	121,997
4.70%, 10/15/43 (Call 04/15/43)(b)	193	156,915
6.25%, 07/15/39	225	228,794

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	$303	$274,250
Jersey Central Power & Light Co., 6.15%, 06/01/37(b)	286	289,298
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	333	222,356
4.38%, 10/01/45 (Call 04/01/45)(b)	489	392,585
5.13%, 11/01/40 (Call 05/01/40)	722	659,208
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	199	165,430
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	231	215,310
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	334	262,562
4.38%, 10/01/45 (Call 04/01/45)	275	220,361
4.65%, 11/15/43 (Call 05/15/43)(b)	232	191,654
5.13%, 11/15/40 (Call 05/01/40)	95	84,112
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(a)	190	134,068
5.90%, 11/15/39(a)(b)	389	375,686
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	555	333,000
3.15%, 04/15/50 (Call 10/15/49)	838	555,917
3.65%, 08/01/48 (Call 02/01/48)(b)	480	352,627
3.95%, 08/01/47 (Call 02/01/47)(b)	517	399,380
4.25%, 05/01/46 (Call 11/01/45)	386	315,170
4.25%, 07/15/49 (Call 01/15/49)(b)	779	631,694
4.40%, 10/15/44 (Call 04/15/44)	385	321,367
4.80%, 09/15/43 (Call 03/15/43)	356	316,064
5.75%, 11/01/35	376	387,617
5.80%, 10/15/36	480	490,905
5.85%, 09/15/54 (Call 03/15/54)	420	429,589
Minejesa Capital BV, 5.63%, 08/10/37(a)	435	354,545
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	523	417,452
Series B, 3.10%, 07/30/51 (Call 01/30/51)(b)	300	184,265
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)	534	488,158
Narragansett Electric Co. (The)
4.17%, 12/10/42(a)	282	213,897
5.64%, 03/15/40(a)	273	260,975
National Grid USA, 5.80%, 04/01/35(b)	210	203,744
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	299	241,996
4.40%, 11/01/48 (Call 05/01/48)	143	116,296
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	275	255,679
5.45%, 05/15/41 (Call 11/15/40)	170	158,132
5.90%, 05/01/53 (Call 11/01/52)	332	331,391
6.00%, 03/15/54 (Call 09/15/53)	450	456,824
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	254	160,738
Series N, 6.65%, 04/01/36	449	473,815
Series R, 6.75%, 07/01/37	290	313,768
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(a)	415	245,733
3.80%, 12/05/47 (Call 06/05/47)(a)(b)	280	205,880
5.94%, 11/25/52 (Call 05/25/52)(a)	175	169,783
New York State Electric & Gas Corp., 3.30%, 09/15/49 (Call 03/15/49)(a)	190	119,021
NextEra Energy Capital Holdings Inc.
3.00%, 01/15/52 (Call 07/15/51)	434	266,985
5.25%, 02/28/53 (Call 08/28/52)	983	894,786
Security	Par (000)	Value

Electric (continued)
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(a)	$204	$123,593
4.12%, 11/28/42(a)	235	180,202
4.28%, 10/01/34 (Call 04/01/34)(a)	113	98,718
5.78%, 09/16/52 (Call 03/16/52)(a)	1,005	956,660
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	550	325,953
2.90%, 03/01/50 (Call 09/01/49)	489	311,534
3.20%, 04/01/52 (Call 10/01/51)	301	200,201
3.40%, 08/15/42 (Call 02/15/42)	333	246,716
3.60%, 05/15/46 (Call 11/15/45)	302	220,722
3.60%, 09/15/47 (Call 03/15/47)	432	316,187
4.00%, 08/15/45 (Call 02/15/45)	200	153,408
4.13%, 05/15/44 (Call 11/15/43)	228	184,561
4.50%, 06/01/52 (Call 12/01/51)	530	448,743
4.85%, 08/15/40 (Call 02/15/40)	280	245,232
5.10%, 05/15/53 (Call 11/15/52)	780	729,451
5.25%, 07/15/35(b)	349	342,262
5.35%, 11/01/39	403	390,732
6.20%, 07/01/37	320	336,624
6.25%, 06/01/36	361	382,314
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	183	142,399
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	412	263,914
4.40%, 03/01/44 (Call 09/01/43)(b)	268	224,180
4.55%, 06/01/52 (Call 12/01/51)(b)	300	251,705
4.95%, 09/15/52 (Call 03/15/52)(b)	375	335,752
5.50%, 03/15/40	637	611,000
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)(b)	210	146,471
4.20%, 12/01/42	465	346,790
4.25%, 04/01/46 (Call 10/01/45)	160	117,880
4.50%, 04/01/47 (Call 10/01/46)	155	123,826
4.55%, 06/01/44	140	107,468
5.05%, 10/01/48 (Call 04/01/48)	212	180,371
5.25%, 09/01/50(b)	300	264,580
5.38%, 11/01/40	550	496,086
5.95%, 11/01/39	543	528,759
6.20%, 12/01/53 (Call 06/01/53)(a)	375	373,626
Ohio Edison Co.
6.88%, 07/15/36	390	422,431
8.25%, 10/15/38	230	277,387
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	387	293,113
4.15%, 04/01/48 (Call 10/01/47)	350	271,868
Series F, 5.85%, 10/01/35	240	245,263
Series R, 2.90%, 10/01/51 (Call 04/01/51)(b)	450	278,794
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	205	151,016
3.90%, 05/01/43 (Call 11/01/42)(b)	255	189,656
4.00%, 12/15/44 (Call 06/15/44)	185	136,957
4.15%, 04/01/47 (Call 10/01/46)	331	254,167
4.55%, 03/15/44 (Call 09/15/43)	166	135,781
5.25%, 05/15/41 (Call 11/15/40)(b)	185	167,027
5.60%, 04/01/53 (Call 10/01/52)	254	245,480
5.85%, 06/01/40	225	218,313
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	542	320,704
3.10%, 09/15/49 (Call 03/15/49)	607	404,270
3.70%, 05/15/50 (Call 11/15/49)	291	214,584

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.75%, 04/01/45 (Call 10/01/44)	$254	$196,590
3.80%, 09/30/47 (Call 03/30/47)	263	198,218
3.80%, 06/01/49 (Call 12/01/48)	385	288,166
4.10%, 11/15/48 (Call 05/15/48)	339	267,223
4.55%, 12/01/41 (Call 06/01/41)(b)	265	231,276
4.60%, 06/01/52 (Call 12/01/51)	611	522,293
4.95%, 09/15/52 (Call 03/15/52)	413	375,097
4.95%, 09/15/52 (Call 03/15/52)(a)	333	302,439
5.25%, 09/30/40	540	520,013
5.30%, 06/01/42 (Call 12/01/41)	350	345,225
5.35%, 10/01/52 (Call 04/01/52)	232	220,938
7.50%, 09/01/38	488	570,439
Pacific Gas & Electric Co., 6.95%, 03/15/34 (Call 12/15/33)	350	368,832
Pacific Gas and Electric Co.
3.30%, 08/01/40 (Call 02/01/40)	800	546,871
3.50%, 08/01/50 (Call 02/01/50)	1,591	1,002,615
3.75%, 08/15/42 (Call 02/15/42)(b)	324	222,757
3.95%, 12/01/47 (Call 06/01/47)	784	531,579
4.00%, 12/01/46 (Call 06/01/46)	587	400,164
4.20%, 06/01/41 (Call 12/01/40)	408	301,709
4.25%, 03/15/46 (Call 09/15/45)	473	335,787
4.30%, 03/15/45 (Call 09/15/44)	490	352,473
4.45%, 04/15/42 (Call 10/15/41)	356	268,390
4.50%, 07/01/40 (Call 01/01/40)	1,548	1,227,396
4.50%, 12/15/41 (Call 06/15/41)	286	209,562
4.60%, 06/15/43 (Call 12/15/42)	365	275,386
4.75%, 02/15/44 (Call 08/15/43)	529	412,770
4.95%, 07/01/50 (Call 01/01/50)	2,604	2,071,845
5.25%, 03/01/52 (Call 09/01/51)	425	350,475
6.70%, 04/01/53 (Call 10/01/52)(b)	591	596,428
6.75%, 01/15/53 (Call 07/15/52)	995	1,003,741
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	962	546,893
3.30%, 03/15/51 (Call 09/15/50)	510	310,121
4.10%, 02/01/42 (Call 08/01/41)	440	331,599
4.13%, 01/15/49 (Call 07/15/48)(b)	520	371,766
4.15%, 02/15/50 (Call 08/15/49)	497	353,855
5.25%, 06/15/35	350	324,470
5.35%, 12/01/53 (Call 06/01/53)	700	593,238
5.50%, 05/15/54 (Call 11/15/53)(b)	775	672,493
5.75%, 04/01/37	565	537,371
6.00%, 01/15/39(b)	789	769,383
6.10%, 08/01/36(b)	375	375,663
6.25%, 10/15/37	638	636,038
6.35%, 07/15/38	235	241,902
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)(b)	297	183,966
2.85%, 09/15/51 (Call 03/15/51)	250	153,641
3.00%, 09/15/49 (Call 03/15/49)	240	155,724
3.05%, 03/15/51 (Call 09/15/50)	290	187,210
3.70%, 09/15/47 (Call 03/15/47)	308	230,008
3.90%, 03/01/48 (Call 09/01/47)	364	284,518
4.15%, 10/01/44 (Call 04/01/44)	284	229,905
4.38%, 08/15/52 (Call 02/15/52)(b)	365	305,120
4.60%, 05/15/52 (Call 11/15/51)	255	219,813
4.80%, 10/15/43 (Call 04/15/43)	205	178,232
5.95%, 10/01/36	281	290,402
Pennsylvania Electric Co., 6.15%, 10/01/38(b)	304	301,102
Perusahaan Listrik Negara PT, 4.00%, 06/30/50 (Call 12/30/49)(a)	813	563,021
Security	Par (000)	Value

Electric (continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.38%, 02/05/50(a)	$390	$286,163
4.88%, 07/17/49(a)	618	488,863
5.25%, 10/24/42(a)	865	748,418
5.25%, 05/15/47(a)(b)	480	406,563
6.15%, 05/21/48(a)	860	811,625
6.25%, 01/25/49(a)	370	352,887
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)(b)	586	480,331
6.50%, 11/15/37	390	420,761
7.90%, 12/15/38(b)	225	273,395
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	480	314,888
3.95%, 06/01/47 (Call 12/01/46)	375	293,893
4.13%, 06/15/44 (Call 12/15/43)	267	215,908
4.15%, 10/01/45 (Call 04/01/45)	316	255,871
4.15%, 06/15/48 (Call 12/15/47)	307	248,036
4.75%, 07/15/43 (Call 01/15/43)	260	228,952
5.20%, 07/15/41 (Call 01/15/41)(b)	185	169,767
5.25%, 05/15/53 (Call 11/15/52)	563	535,661
6.25%, 05/15/39	330	351,370
Progress Energy Inc., 6.00%, 12/01/39	460	457,344
Public Service Co. of Colorado
3.55%, 06/15/46 (Call 12/15/45)	207	142,066
3.60%, 09/15/42 (Call 03/15/42)	463	343,635
3.80%, 06/15/47 (Call 12/15/46)	346	252,789
3.95%, 03/15/43 (Call 09/15/42)	299	225,075
4.05%, 09/15/49 (Call 03/15/49)	303	227,930
4.10%, 06/15/48 (Call 12/15/47)	322	245,101
4.30%, 03/15/44 (Call 09/15/43)	225	181,703
4.50%, 06/01/52 (Call 12/01/51)	281	226,422
4.75%, 08/15/41 (Call 02/15/41)	254	214,098
5.25%, 04/01/53 (Call 10/01/52)	696	641,760
6.50%, 08/01/38	285	302,381
Series 17, 6.25%, 09/01/37	310	320,259
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	475	310,854
Series 36, 2.70%, 01/15/51 (Call 07/15/49)	255	148,411
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	179	131,278
5.15%, 01/15/53 (Call 07/15/52)	222	207,210
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37	344	361,214
Series K, 3.15%, 08/15/51 (Call 02/15/51)	287	180,908
Public Service Electric & Gas Co.
2.05%, 08/01/50 (Call 02/01/50)	161	85,854
2.70%, 05/01/50 (Call 11/01/49)(b)	331	203,344
3.00%, 03/01/51 (Call 09/01/50)(b)	312	204,382
3.15%, 01/01/50 (Call 07/01/49)	269	182,891
3.20%, 08/01/49 (Call 02/01/49)	285	193,356
3.60%, 12/01/47 (Call 06/01/47)	197	145,959
3.65%, 09/01/42 (Call 03/01/42)	495	386,052
3.80%, 01/01/43 (Call 07/01/42)	455	359,744
3.80%, 03/01/46 (Call 09/01/45)	321	246,917
3.85%, 05/01/49 (Call 11/01/48)	156	120,453
3.95%, 05/01/42 (Call 11/01/41)	536	432,780
4.05%, 05/01/48 (Call 11/01/47)	185	147,581
4.15%, 11/01/45 (Call 05/01/45)	199	155,737
5.13%, 03/15/53 (Call 09/15/52)(b)	225	214,538
5.38%, 11/01/39	290	276,135
5.50%, 03/01/40	275	268,988

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.70%, 12/01/36(b)	$295	$290,575
5.80%, 05/01/37	617	623,409
Series I, 4.00%, 06/01/44 (Call 12/01/43)	125	96,910
Series K, 4.05%, 05/01/45 (Call 11/01/44)	204	158,319
Public Service Electric and Gas Co., 5.45%, 08/01/53 (Call 02/01/53)(b)	248	245,612
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)(b)	140	85,286
3.25%, 09/15/49 (Call 03/15/49)	325	212,552
4.22%, 06/15/48 (Call 12/15/47)	294	231,181
4.30%, 05/20/45 (Call 11/20/44)	181	144,381
4.43%, 11/15/41 (Call 05/15/41)	361	291,137
5.45%, 06/01/53 (Call 12/01/52)	141	135,328
5.48%, 06/01/35(b)	251	241,356
5.64%, 04/15/41 (Call 10/15/40)	385	370,133
5.76%, 10/01/39(b)	280	274,693
5.76%, 07/15/40(b)	340	327,153
5.80%, 03/15/40(b)	464	452,526
6.27%, 03/15/37	605	620,336
6.72%, 06/15/36	70	73,813
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)(b)	645	630,267
San Diego Gas & Electric Co.
3.70%, 03/15/52 (Call 09/15/51)(b)	246	176,328
3.95%, 11/15/41(b)	333	259,451
4.15%, 05/15/48 (Call 11/15/47)	118	93,583
4.30%, 04/01/42 (Call 10/01/41)	392	314,200
4.50%, 08/15/40	742	639,387
5.35%, 05/15/35	444	429,019
5.35%, 05/15/40(b)	295	273,097
5.35%, 04/01/53 (Call 10/01/52)	639	603,680
6.00%, 06/01/39(b)	248	252,342
Series FFF, 6.13%, 09/15/37(b)	240	242,567
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	333	245,684
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	196	150,449
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	169	112,609
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)(b)	450	284,937
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	505	450,990
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)	622	581,676
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	710	576,066
4.00%, 02/01/48 (Call 08/01/47)	578	440,796
6.00%, 10/15/39	692	689,415
Sierra Pacific Power Co.
5.90%, 03/15/54 (Call 09/15/53)(a)	530	521,630
Series P, 6.75%, 07/01/37(b)	150	159,228
Solar Star Funding LLC, 5.38%, 06/30/35(a)	78	74,334
Southern California Edison Co.
3.45%, 02/01/52 (Call 08/01/51)	505	338,452
3.65%, 02/01/50 (Call 08/01/49)	962	679,995
3.90%, 12/01/41 (Call 06/01/41)	485	367,561
4.00%, 04/01/47 (Call 10/01/46)	1,303	993,910
4.05%, 03/15/42 (Call 09/15/41)	550	426,755
4.50%, 09/01/40 (Call 03/01/40)	562	470,223
4.65%, 10/01/43 (Call 04/01/43)	461	390,694
5.50%, 03/15/40	478	450,865
5.63%, 02/01/36	359	347,762
5.70%, 03/01/53 (Call 09/01/52)(b)	430	417,120
5.88%, 12/01/53 (Call 06/01/53)	351	348,024
Security	Par (000)	Value

Electric (continued)
6.05%, 03/15/39	$452	$454,431
Series 04-G, 5.75%, 04/01/35	540	540,214
Series 05-B, 5.55%, 01/15/36(b)	275	265,775
Series 05-E, 5.35%, 07/15/35(b)	505	495,276
Series 06-E, 5.55%, 01/15/37	633	605,794
Series 08-A, 5.95%, 02/01/38	557	553,314
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	402	303,692
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	445	274,448
Series B, 4.88%, 03/01/49 (Call 09/01/48)	571	487,900
Series C, 3.60%, 02/01/45 (Call 08/01/44)	304	215,978
Series C, 4.13%, 03/01/48 (Call 09/01/47)	937	728,707
Series E, 5.45%, 06/01/52 (Call 12/01/51)	255	237,212
Series H, 3.65%, 06/01/51 (Call 12/01/50)	364	252,651
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	262	230,058
4.40%, 07/01/46 (Call 01/01/46)	1,677	1,376,854
5.70%, 03/15/34 (Call 09/15/33)	100	101,890
Southern Power Co.
5.15%, 09/15/41	430	364,910
5.25%, 07/15/43	360	314,775
Series F, 4.95%, 12/15/46 (Call 06/15/46)	358	297,348
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	660	412,642
6.20%, 03/15/40(b)	304	308,543
Series J, 3.90%, 04/01/45 (Call 10/01/44)	368	265,060
Series L, 3.85%, 02/01/48 (Call 08/01/47)	386	270,627
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	182	121,141
3.70%, 08/15/47 (Call 02/15/47)	488	346,101
3.75%, 06/15/49 (Call 12/15/48)	261	184,017
4.50%, 08/15/41 (Call 02/15/41)(b)	431	360,999
6.00%, 10/01/36	286	281,380
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	197	154,816
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	518	330,991
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(a)	225	196,986
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)(b)	235	207,136
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(a)(b)	525	491,712
State Grid Overseas Investment BVI Ltd, 4.00%, 05/04/47(a)(b)	260	212,964
Tampa Electric Co.
3.45%, 03/15/51 (Call 09/15/50)	195	129,388
3.63%, 06/15/50 (Call 12/15/49)	314	217,936
4.10%, 06/15/42 (Call 12/15/41)	733	580,897
4.20%, 05/15/45 (Call 11/15/44)	213	158,036
4.30%, 06/15/48 (Call 12/15/47)	320	250,022
4.35%, 05/15/44 (Call 11/15/43)	179	141,691
4.45%, 06/15/49 (Call 12/15/48)	236	188,568
5.00%, 07/15/52 (Call 01/15/52)	250	219,660
6.15%, 05/15/37(b)	315	318,721
6.55%, 05/15/36	305	315,781
Toledo Edison Co. (The), 6.15%, 05/15/37	325	331,485
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44 (Call 05/01/44)	271	198,752
6.00%, 06/15/40(a)	442	399,159
Tucson Electric Power Co.
3.25%, 05/01/51 (Call 11/01/50)	126	79,944

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.00%, 06/15/50 (Call 12/15/49)	$197	$145,385
4.85%, 12/01/48 (Call 06/01/48)	194	163,948
5.50%, 04/15/53 (Call 10/15/52)	320	299,948
Union Electric Co.
2.63%, 03/15/51 (Call 09/15/50)	601	355,745
3.25%, 10/01/49 (Call 04/01/49)	347	227,241
3.65%, 04/15/45 (Call 10/15/44)	371	270,301
3.90%, 09/15/42 (Call 03/15/42)	704	543,091
3.90%, 04/01/52 (Call 10/01/51)	400	303,800
4.00%, 04/01/48 (Call 10/01/47)	341	260,927
5.30%, 08/01/37(b)	302	293,676
5.45%, 03/15/53 (Call 09/15/52)(b)	209	200,634
8.45%, 03/15/39	547	682,260
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	748	420,555
2.95%, 11/15/51 (Call 05/15/51)(b)	718	445,672
3.30%, 12/01/49 (Call 06/01/49)(b)	292	196,055
4.00%, 01/15/43 (Call 07/15/42)	456	360,282
4.45%, 02/15/44 (Call 08/15/43)	537	442,337
4.60%, 12/01/48 (Call 06/01/48)	282	235,100
5.45%, 04/01/53 (Call 10/01/52)	587	557,052
6.35%, 11/30/37	397	414,687
8.88%, 11/15/38	652	846,450
Series A, 6.00%, 05/15/37	518	529,385
Series B, 3.80%, 09/15/47 (Call 03/15/47)	609	446,835
Series B, 4.20%, 05/15/45 (Call 11/15/44)	252	196,738
Series B, 6.00%, 01/15/36	498	508,612
Series C, 4.00%, 11/15/46 (Call 05/15/46)	562	425,906
Series C, 4.63%, 05/15/52 (Call 11/15/51)	473	395,789
Series D, 4.65%, 08/15/43 (Call 02/15/43)	543	463,242
Virginia Electric and Power Co., 5.70%, 08/15/53 (Call 02/15/53)	480	471,603
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)(b)	291	212,724
4.25%, 06/01/44 (Call 12/01/43)	31	24,468
4.30%, 12/15/45 (Call 06/15/45)(b)	181	142,199
4.30%, 10/15/48 (Call 04/15/48)(b)	245	198,258
5.70%, 12/01/36	265	267,669
Wisconsin Power and Light Co.
3.65%, 04/01/50 (Call 10/01/49)	172	120,729
4.10%, 10/15/44 (Call 04/15/44)	175	134,187
6.38%, 08/15/37	300	313,526
7.60%, 10/01/38	170	194,096
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	370	224,590
3.30%, 09/01/49 (Call 03/01/49)(b)	199	133,417
3.67%, 12/01/42	623	465,037
4.75%, 11/01/44 (Call 05/01/44)	310	268,082
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	271	185,142
4.80%, 09/15/41 (Call 03/15/41)	253	209,191
6.50%, 07/01/36	275	289,578
		250,324,466
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)(b)	316	196,072
2.80%, 12/21/51 (Call 06/21/51)	565	357,644
5.25%, 11/15/39	305	295,423
6.13%, 04/15/39	225	231,104
		1,080,243
Security	Par (000)	Value

Electronics — 0.2%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	$449	$355,317
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)(b)	389	272,403
3.81%, 11/21/47 (Call 05/21/47)	295	236,139
5.38%, 03/01/41	434	432,219
5.70%, 03/15/36	591	614,931
5.70%, 03/15/37	721	751,668
Tyco Electronics Group SA, 7.13%, 10/01/37	463	520,593
		3,183,270
Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(a)	640	467,904
5.13%, 08/11/61 (Call 08/11/60)(a)	1,070	754,350
LBJ Infrastructure Group LLC, 3.80%, 12/31/57 (Call 06/30/57)(a)(b)	400	248,232
Mexico City Airport Trust
5.50%, 10/31/46 (Call 04/30/46)(a)	606	473,554
5.50%, 07/31/47 (Call 01/31/47)(a)	1,616	1,254,422
		3,198,462
Entertainment — 0.5%
Warnermedia Holdings Inc.
5.05%, 03/15/42 (Call 09/15/41)(b)	3,520	2,906,226
5.14%, 03/15/52 (Call 09/15/51)	5,629	4,499,038
5.39%, 03/15/62 (Call 09/15/61)	2,217	1,766,668
		9,171,932
Environmental Control — 0.2%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)	170	136,011
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)(b)	127	86,077
5.00%, 04/01/34 (Call 01/01/34)	384	376,405
5.70%, 05/15/41 (Call 11/15/40)	508	510,411
6.20%, 03/01/40	392	414,001
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)(b)	849	550,307
3.05%, 04/01/50 (Call 10/01/49)	387	256,996
Waste Management Inc.
2.50%, 11/15/50 (Call 05/15/50)(b)	447	269,580
2.95%, 06/01/41 (Call 12/01/40)	464	335,973
3.90%, 03/01/35 (Call 09/01/34)	351	301,859
4.10%, 03/01/45 (Call 09/01/44)(b)	270	225,709
4.15%, 07/15/49 (Call 01/15/49)	758	631,229
		4,094,558
Food — 2.0%
Bimbo Bakeries USA Inc., 4.00%, 05/17/51 (Call 11/17/50)(a)	335	246,586
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)(b)	278	178,504
4.80%, 03/15/48 (Call 09/15/47)	497	420,227
Cencosud SA, 6.63%, 02/12/45 (Call 08/12/44)(a)	200	190,586
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)(b)	753	685,131
5.40%, 11/01/48 (Call 05/01/48)	763	681,096
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)(b)	831	533,288
4.15%, 02/15/43 (Call 08/15/42)	160	128,692
4.55%, 04/17/38 (Call 10/17/37)	139	120,866
4.70%, 04/17/48 (Call 10/17/47)(b)	292	254,971
5.40%, 06/15/40(b)	716	678,109

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Grupo Bimbo SAB de CV
4.00%, 09/06/49 (Call 03/06/49)(a)(b)	$315	$235,233
4.70%, 11/10/47 (Call 05/10/47)(a)	671	551,698
4.88%, 06/27/44(a)	295	251,761
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)(b)	238	149,170
3.13%, 11/15/49 (Call 05/15/49)	245	169,677
3.38%, 08/15/46 (Call 02/15/46)	224	163,274
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	352	234,542
Ingredion Inc.
3.90%, 06/01/50 (Call 12/01/49)	185	127,054
6.63%, 04/15/37(b)	169	176,059
J M Smucker Co. (The)
6.50%, 11/15/43 (Call 05/15/43)	905	945,210
6.50%, 11/15/53 (Call 05/15/53)	685	727,925
JBS USA LUX SA/JBS USA Food Co./JBS
Luxembourg SARL
6.75%, 03/15/34 (Call 12/15/33)(a)	450	452,317
7.25%, 11/15/53 (Call 05/15/53)(a)	1,180	1,196,437
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
4.38%, 02/02/52 (Call 08/02/51)	881	604,284
6.50%, 12/01/52 (Call 06/01/52)	1,445	1,340,442
JM Smucker Co. (The)
2.75%, 09/15/41 (Call 03/15/41)	395	256,011
3.55%, 03/15/50 (Call 09/15/49)	279	189,493
4.25%, 03/15/35	704	619,802
4.38%, 03/15/45	552	445,111
Kellogg Co., 4.50%, 04/01/46(b)	323	268,892
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	355	345,341
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	2,395	1,955,198
4.63%, 10/01/39 (Call 04/01/39)	320	279,593
4.88%, 10/01/49 (Call 04/01/49)	1,295	1,137,873
5.00%, 07/15/35 (Call 01/15/35)	431	413,797
5.00%, 06/04/42	1,260	1,137,920
5.20%, 07/15/45 (Call 01/15/45)	1,306	1,195,668
5.50%, 06/01/50 (Call 12/01/49)	710	684,268
6.50%, 02/09/40	533	567,634
6.88%, 01/26/39	620	678,414
7.13%, 08/01/39(a)	1,093	1,210,077
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	239	174,983
3.95%, 01/15/50 (Call 07/15/49)	504	380,952
4.45%, 02/01/47 (Call 08/01/46)	679	557,066
4.65%, 01/15/48 (Call 07/15/47)(b)	295	246,173
5.00%, 04/15/42 (Call 10/15/41)	477	414,898
5.15%, 08/01/43 (Call 02/01/43)	289	258,284
5.40%, 07/15/40 (Call 01/15/40)	580	532,729
5.40%, 01/15/49 (Call 07/15/48)	331	308,183
6.90%, 04/15/38	598	644,453
Mars Inc.
2.38%, 07/16/40 (Call 01/16/40)(a)	760	498,768
2.45%, 07/16/50 (Call 01/16/50)(a)(b)	302	172,844
3.60%, 04/01/34 (Call 01/01/34)(a)	190	164,862
3.88%, 04/01/39 (Call 10/01/38)(a)(b)	604	498,530
3.95%, 04/01/44 (Call 10/01/43)(a)	227	179,663
3.95%, 04/01/49 (Call 10/01/48)(a)(b)	660	511,548
4.13%, 04/01/54 (Call 10/01/53)(a)	437	345,928
4.20%, 04/01/59 (Call 10/01/58)(a)(b)	541	423,976
Security	Par (000)	Value

Food (continued)
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)(b)	$189	$150,972
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	653	397,917
Nestle Holdings Inc.
2.50%, 09/14/41 (Call 03/14/41)(a)(b)	438	303,454
2.63%, 09/14/51 (Call 03/14/51)(a)	461	292,674
3.90%, 09/24/38 (Call 03/24/38)(a)	1,007	878,510
4.00%, 09/24/48 (Call 03/24/48)(a)	1,978	1,650,823
4.70%, 01/15/53 (Call 07/15/52)(a)(b)	765	712,496
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)(b)	866	565,722
3.30%, 02/15/50 (Call 08/15/49)	369	250,410
4.45%, 03/15/48 (Call 09/15/47)	343	279,273
4.50%, 04/01/46 (Call 10/01/45)	336	275,954
4.85%, 10/01/45 (Call 04/01/45)(b)	375	322,678
5.38%, 09/21/35(b)	320	312,393
6.60%, 04/01/40 (Call 10/01/39)	280	296,293
6.60%, 04/01/50 (Call 10/01/49)(b)	989	1,083,811
Tesco PLC, 6.15%, 11/15/37(a)	465	459,167
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	641	501,579
4.88%, 08/15/34 (Call 02/15/34)(b)	293	272,873
5.10%, 09/28/48 (Call 03/28/48)	1,340	1,133,356
5.15%, 08/15/44 (Call 02/15/44)	672	577,833
		39,860,259
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50 (Call 07/29/49)(a)(b)	450	337,212
5.50%, 11/02/47 (Call 05/02/47)	260	205,174
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	350	273,473
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(b)	676	547,419
4.40%, 08/15/47 (Call 02/15/47)	604	482,287
4.80%, 06/15/44 (Call 12/15/43)	661	565,453
5.00%, 09/15/35 (Call 03/15/35)	356	342,077
5.15%, 05/15/46 (Call 11/15/45)(b)	170	150,838
6.00%, 11/15/41 (Call 05/15/41)	1,073	1,075,869
7.30%, 11/15/39	24	26,671
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(a)(b)	963	966,759
		4,973,232
Gas — 0.9%
APA Infrastructure Ltd., 5.00%, 03/23/35 (Call 12/23/34)(a)	200	181,164
Atmos Energy Corp.
2.85%, 02/15/52 (Call 08/15/51)(b)	452	283,132
3.38%, 09/15/49 (Call 03/15/49)	405	279,841
4.13%, 10/15/44 (Call 04/15/44)	514	431,354
4.13%, 03/15/49 (Call 09/15/48)	407	323,344
4.15%, 01/15/43 (Call 07/15/42)(b)	407	337,554
4.30%, 10/01/48 (Call 04/01/48)(b)	506	412,872
5.50%, 06/15/41 (Call 12/15/40)	335	326,174
5.75%, 10/15/52 (Call 04/15/52)(b)	375	381,546
6.20%, 11/15/53 (Call 05/15/53)(b)	455	490,799
Boston Gas Co.
4.49%, 02/15/42(a)	415	331,672
6.12%, 07/20/53 (Call 01/20/53)(a)	395	385,520
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)(b)	480	345,962

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
4.49%, 03/04/49 (Call 09/04/48)(a)	$217	$159,633
4.50%, 03/10/46 (Call 09/10/45)(a)(b)	307	228,497
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)(b)	171	132,059
5.85%, 01/15/41 (Call 07/15/40)	461	458,447
6.63%, 11/01/37(b)	225	236,331
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(a)	309	263,948
East Ohio Gas Co. (The), 3.00%, 06/15/50 (Call 12/15/49)(a)	562	334,265
KeySpan Gas East Corp.
3.59%, 01/18/52 (Call 07/18/51)(a)	329	213,050
5.82%, 04/01/41(a)	685	633,377
Korea Gas Corp., 6.25%, 01/20/42(a)	610	658,589
Mega Advance Investments Ltd., 6.38%, 05/12/41(a)(b)	310	317,473
NiSource Inc.
3.95%, 03/30/48 (Call 09/30/47)	272	204,523
4.38%, 05/15/47 (Call 11/15/46)	525	418,936
4.80%, 02/15/44 (Call 08/15/43)	532	454,874
5.00%, 06/15/52 (Call 12/15/51)	569	493,203
5.25%, 02/15/43 (Call 08/15/42)(b)	524	472,960
5.65%, 02/01/45 (Call 08/01/44)	278	263,923
5.80%, 02/01/42 (Call 08/01/41)(b)	349	325,009
5.95%, 06/15/41 (Call 12/15/40)	412	403,461
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	264	214,992
4.66%, 02/01/44 (Call 08/01/43)(b)	446	376,338
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	306	197,110
3.64%, 11/01/46 (Call 05/01/46)	230	158,336
4.10%, 09/18/34 (Call 03/18/34)	95	79,998
4.65%, 08/01/43 (Call 02/01/43)	244	203,479
5.05%, 05/15/52 (Call 11/15/51)	340	295,339
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	395	297,977
4.45%, 03/15/44 (Call 09/15/43)	210	170,090
5.13%, 11/15/40	264	243,082
5.75%, 06/01/53 (Call 12/01/52)(b)	400	392,653
6.35%, 11/15/52 (Call 05/15/52)	478	511,154
Series KK, 5.75%, 11/15/35	235	230,850
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	290	223,170
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	444	350,299
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	195	144,207
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	396	285,608
4.40%, 06/01/43 (Call 12/01/42)	782	622,866
4.40%, 05/30/47 (Call 11/30/46)	315	247,396
5.88%, 03/15/41 (Call 09/15/40)	491	470,526
6.00%, 10/01/34	150	143,096
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	265	164,881
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	256	152,978
3.80%, 09/29/46 (Call 03/29/46)(b)	190	133,006
4.15%, 06/01/49 (Call 12/01/48)(b)	187	137,442
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)	190	146,213
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	190	124,806
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	324	222,502
Series K, 3.80%, 09/15/46 (Call 03/15/46)	436	309,115
		18,433,001
Security	Par (000)	Value

Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)(b)	$378	$260,477
4.10%, 03/01/48 (Call 09/01/47)	279	226,238
Stanley Black & Decker Inc.
2.75%, 11/15/50 (Call 05/15/50)	499	284,551
4.85%, 11/15/48 (Call 05/15/48)	280	234,523
5.20%, 09/01/40	710	646,128
		1,651,917
Health Care - Products — 1.1%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	919	899,114
4.75%, 04/15/43 (Call 10/15/42)(b)	191	183,031
4.90%, 11/30/46 (Call 05/30/46)	2,386	2,305,067
5.30%, 05/27/40	1,055	1,070,507
6.00%, 04/01/39	582	633,906
6.15%, 11/30/37	857	942,896
Alcon Finance Corp.
3.80%, 09/23/49 (Call 03/23/49)(a)	305	227,220
5.75%, 12/06/52 (Call 06/06/52)(a)	385	384,363
Baxter International Inc.
3.13%, 12/01/51 (Call 06/01/51)(b)	440	276,757
3.50%, 08/15/46 (Call 02/15/46)	153	101,629
4.50%, 06/15/43 (Call 12/15/42)	635	496,848
6.25%, 12/01/37	180	180,316
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	159	142,854
4.70%, 03/01/49 (Call 09/01/48)(b)	404	361,316
6.50%, 11/15/35	344	372,695
7.38%, 01/15/40	300	340,752
Covidien International Finance SA, 6.55%, 10/15/37	330	359,211
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	788	485,374
2.80%, 12/10/51 (Call 06/10/51)(b)	873	553,838
4.38%, 09/15/45 (Call 03/15/45)(b)	425	369,512
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	736	569,452
3.40%, 11/15/49 (Call 05/15/49)	782	567,112
GE HealthCare Technologies Inc., 6.38%, 11/22/52 (Call 05/22/52)	959	1,029,710
HCA Inc., 4.38%, 03/15/42 (Call 09/15/41)	655	517,310
Koninklijke Philips NV
5.00%, 03/15/42	529	450,859
6.88%, 03/11/38(b)	854	900,595
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)	50	41,636
4.38%, 03/15/35	1,534	1,438,582
4.63%, 03/15/45	1,585	1,442,722
Revvity Inc., 3.63%, 03/15/51 (Call 09/15/50)(b)	259	172,736
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51 (Call 09/15/50)	481	346,572
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)(b)	230	152,286
4.10%, 04/01/43 (Call 10/01/42)	692	564,303
4.38%, 05/15/44 (Call 11/15/43)	203	172,256
4.63%, 03/15/46 (Call 09/15/45)	580	518,312
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (Call 04/15/41)	746	528,883
4.10%, 08/15/47 (Call 02/15/47)	493	410,458
5.30%, 02/01/44 (Call 08/01/43)	243	237,273
5.40%, 08/10/43 (Call 04/10/43)(b)	730	728,024

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	$184	$154,821
4.45%, 08/15/45 (Call 02/15/45)(b)	189	153,622
5.75%, 11/30/39	490	469,532
		22,254,262
Health Care - Services — 3.9%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	182	113,670
Adventist Health System/West, 3.63%, 03/01/49 (Call 09/01/48)	195	135,348
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	248	175,576
4.27%, 08/15/48 (Call 02/15/48)	208	174,250
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	145	96,965
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	273	199,355
4.13%, 11/15/42 (Call 05/15/42)	696	541,893
4.50%, 05/15/42 (Call 11/15/41)	679	562,422
4.75%, 03/15/44 (Call 09/15/43)	267	224,335
6.63%, 06/15/36	705	756,643
6.75%, 12/15/37	587	627,455
AHS Hospital Corp.
5.02%, 07/01/45	330	302,596
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	84	50,728
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)(b)	185	110,244
4.81%, 11/15/45 (Call 05/15/45)(b)	180	157,120
Series 2019, 3.89%, 04/15/49	196	150,801
Anthem Inc., 4.55%, 05/15/52 (Call 11/15/51)	641	542,339
Ascension Health
3.95%, 11/15/46	729	575,587
4.85%, 11/15/53	545	496,995
Series B, 3.11%, 11/15/39 (Call 05/15/39)	314	231,710
Banner Health
2.91%, 01/01/42 (Call 07/01/41)	185	126,782
2.91%, 01/01/51 (Call 07/01/50)(b)	150	93,106
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)(b)	198	132,175
Baptist Health South Florida Inc., Series 2017,
4.34%, 11/15/41	193	155,189
Baptist Health South Florida Obligated Group,
Series 2021, 3.12%, 11/15/71 (Call 05/15/71)	10	5,553
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	235	161,324
BayCare Health System Inc., Series 2020, 3.83%,
11/15/50 (Call 05/15/50)(b)	241	187,164
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	260	203,790
4.19%, 11/15/45 (Call 05/15/45)	278	230,605
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	603	381,730
Beth Israel Lahey Health Inc., Series L, 3.08%,
07/01/51 (Call 01/01/51)	195	115,843
Bon Secours Mercy Health Inc., Series 20-2,
3.21%, 06/01/50 (Call 12/01/49)	230	148,477
Catholic Health Services of Long Island Obligated
Group, Series 2020, 3.37%, 07/01/50
(Call 01/01/50)	192	125,746
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	142	81,598
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	237	194,839
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	236	143,257
Security	Par (000)	Value

Health Care - Services (continued)
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	$161	$136,836
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	150	92,650
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	79	48,505
City of Hope
Series 2013, 5.62%, 11/15/43	267	248,802
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)(b)	198	156,367
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(b)	285	242,040
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	418	299,892
3.91%, 10/01/50 (Call 04/01/50)	497	357,160
4.19%, 10/01/49 (Call 04/01/49)	887	674,351
4.35%, 11/01/42(b)	244	198,469
6.46%, 11/01/52 (Call 05/01/24)(b)	215	226,949
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	139	85,688
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	84	60,268
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	269	182,793
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	199	147,578
Dignity Health
4.50%, 11/01/42	231	189,591
5.27%, 11/01/64	110	96,351
Duke University Health System Inc., Series 2017,
3.92%, 06/01/47 (Call 12/01/46)	269	213,355
Elevance Health Inc.
3.13%, 05/15/50 (Call 11/15/49)	892	592,509
3.60%, 03/15/51 (Call 09/15/50)	1,039	752,311
3.70%, 09/15/49 (Call 03/15/49)	646	474,906
4.38%, 12/01/47 (Call 06/01/47)	1,187	991,069
4.55%, 03/01/48 (Call 09/01/47)	755	643,196
4.63%, 05/15/42	836	731,020
4.65%, 01/15/43	955	833,086
4.65%, 08/15/44 (Call 02/15/44)	782	679,447
4.85%, 08/15/54 (Call 02/15/54)	257	211,818
5.10%, 01/15/44	610	557,175
5.13%, 02/15/53 (Call 08/15/52)	706	654,477
5.85%, 01/15/36	403	409,126
5.95%, 12/15/34(b)	423	432,344
6.10%, 10/15/52 (Call 04/15/52)	619	655,476
6.38%, 06/15/37	371	392,639
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)(b)	155	109,268
Fred Hutchinson Cancer Center, 4.97%, 01/01/52 (Call 07/01/51)	120	109,345
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)(b)	285	232,509
4.50%, 07/01/57 (Call 01/01/57)	205	170,527
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	380	253,753
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)(b)	274	172,389
Hartford HealthCare Corp., 3.45%, 07/01/54(b)	80	53,343
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	1,204	788,918
4.63%, 03/15/52 (Call 09/15/51)	1,678	1,328,877
5.13%, 06/15/39 (Call 12/15/38)(b)	821	737,329

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.25%, 06/15/49 (Call 12/15/48)(b)	$1,661	$1,440,864
5.50%, 06/15/47 (Call 12/15/46)	1,274	1,143,905
5.90%, 06/01/53 (Call 12/01/52)	945	898,605
Health Care Service Corp. A Mutual Legal Reserve Co., 3.20%, 06/01/50 (Call 12/01/49)(a)	490	323,627
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	222	166,274
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	289	219,526
4.63%, 12/01/42 (Call 06/01/42)	825	707,309
4.80%, 03/15/47 (Call 09/14/46)	373	323,244
4.95%, 10/01/44 (Call 04/01/44)	415	368,637
5.50%, 03/15/53 (Call 09/15/52)	670	643,658
8.15%, 06/15/38	234	272,865
Indiana University Health Inc. Obligated Group 3.97%, 11/01/48 (Call 05/01/48)	214	171,506
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	175	111,653
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)(b)	135	108,930
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	270	192,771
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	189	134,118
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	341	265,974
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	1,243	1,017,811
4.88%, 04/01/42(b)	539	490,746
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	1,052	716,942
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	725	502,666
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)(b)	1,073	694,357
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	589	505,448
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	142	108,643
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)(b)	89	60,102
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	399	261,049
Mayo Clinic
3.77%, 11/15/43	15	12,051
Series 2013, 4.00%, 11/15/47(b)	100	82,441
Series 2016, 4.13%, 11/15/52(b)	365	300,758
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	361	231,586
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	141	115,409
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	80	55,541
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	187	132,884
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	155	123,091
5.00%, 07/01/42	411	382,803
Series 2015, 4.20%, 07/01/55	335	269,091
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	50	32,485
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	216	130,783
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	233	156,749
Montefiore Obligated Group 4.29%, 09/01/50	135	78,121
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)(b)	258	185,577
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	199	145,376
Security	Par (000)	Value

Health Care - Services (continued)
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	$184	$139,296
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	399	282,352
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	334	216,651
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)(b)	196	113,023
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)(b)	197	172,875
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	185	119,182
2.61%, 08/01/60 (Call 02/01/60)(b)	155	81,908
3.56%, 08/01/36	175	141,087
4.02%, 08/01/45(b)	310	248,167
4.06%, 08/01/56	198	154,144
4.76%, 08/01/2116	180	143,365
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	250	170,388
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	219	153,099
3.98%, 11/01/46 (Call 11/01/45)(b)	240	180,853
4.26%, 11/01/47 (Call 11/01/46)	599	468,976
6.15%, 11/01/43	410	405,537
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(b)	204	124,709
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	270	196,639
3.17%, 11/01/51 (Call 05/01/51)	312	201,285
3.32%, 11/01/61 (Call 05/01/61)	272	167,233
4.37%, 11/01/43(b)	300	249,042
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)(b)	54	31,179
NYU Langone Hospitals
5.75%, 07/01/43	80	78,356
Series 2020, 3.38%, 07/01/55 (Call 01/01/55)	130	85,380
Ochsner Clinic Foundation, 5.90%, 05/15/45 (Call 11/15/44)(b)	190	182,160
OhioHealth Corp.
2.83%, 11/15/41 (Call 05/15/41)	80	54,518
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)(b)	260	176,601
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	95	64,653
4.09%, 10/01/48 (Call 04/01/48)	250	193,843
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	227	187,892
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	250	151,909
Piedmont Healthcare Inc.
2.86%, 01/01/52 (Call 07/01/51)	264	160,421
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)(b)	65	43,346
Presbyterian Healthcare Services, 4.88%, 08/01/52 (Call 02/01/52)	205	186,321
Providence St Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	625	348,131
Series A, 3.93%, 10/01/48 (Call 04/01/48)(b)	345	253,030
Series I, 3.74%, 10/01/47	195	139,005
Queen’s Health Systems (The), 4.81%, 07/01/52 (Call 01/01/52)(b)	135	119,788
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)(b)	198	169,153

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Rady Children’s Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	$205	$135,696
Roche Holdings Inc.
2.61%, 12/13/51 (Call 06/13/51)(a)(b)	2,005	1,243,819
4.00%, 11/28/44 (Call 05/28/44)(a)	823	684,242
7.00%, 03/01/39(a)	620	731,795
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	159	113,661
3.95%, 07/01/46 (Call 07/01/45)(b)	275	212,323
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)(b)	558	340,135
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	195	123,926
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	196	118,588
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)	190	165,296
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	137	90,225
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	428	326,462
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)(b)	168	111,085
Sutter Health
5.55%, 08/15/53 (Call 02/15/53)	10	9,835
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	198	155,847
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	145	104,545
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	326	223,046
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)(b)	170	93,784
4.33%, 11/15/55	175	146,198
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	210	205,116
Trinity Health Corp.
4.13%, 12/01/45	365	294,500
Series 2019, 3.43%, 12/01/48	163	120,363
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	231	155,900
UMass Memorial Health Care Obligated Group,
5.36%, 07/01/52 (Call 01/01/52)	110	97,602
UnitedHealth Group Inc.
2.75%, 05/15/40 (Call 11/15/39)	695	496,926
2.90%, 05/15/50 (Call 11/15/49)	1,006	653,707
3.05%, 05/15/41 (Call 11/15/40)	1,182	873,369
3.13%, 05/15/60 (Call 11/15/59)(b)	585	377,769
3.25%, 05/15/51 (Call 11/15/50)	1,660	1,166,776
3.50%, 08/15/39 (Call 02/15/39)	1,032	826,952
3.70%, 08/15/49 (Call 02/15/49)	1,030	779,619
3.75%, 10/15/47 (Call 04/15/47)	941	727,333
3.88%, 08/15/59 (Call 02/15/59)	1,095	821,606
3.95%, 10/15/42 (Call 04/15/42)	595	484,804
4.20%, 01/15/47 (Call 07/15/46)	675	555,231
4.25%, 03/15/43 (Call 09/15/42)	679	584,676
4.25%, 04/15/47 (Call 10/15/46)	763	631,905
4.25%, 06/15/48 (Call 12/15/47)	966	804,329
4.38%, 03/15/42 (Call 09/15/41)	506	435,027
4.45%, 12/15/48 (Call 06/15/48)	988	852,753
4.63%, 07/15/35	620	595,698
4.63%, 11/15/41 (Call 05/15/41)	573	515,790
4.75%, 07/15/45	1,199	1,095,040
4.75%, 05/15/52 (Call 11/15/51)	1,680	1,513,398
4.95%, 05/15/62 (Call 11/15/61)	857	781,465
5.05%, 04/15/53 (Call 10/15/52)	1,683	1,594,639
5.20%, 04/15/63 (Call 10/15/62)	1,460	1,393,575
Security	Par (000)	Value

Health Care - Services (continued)
5.70%, 10/15/40 (Call 04/15/40)	$334	$340,086
5.80%, 03/15/36	775	814,048
5.88%, 02/15/53 (Call 08/15/52)(b)	1,695	1,801,236
5.95%, 02/15/41 (Call 08/15/40)	425	441,904
6.05%, 02/15/63 (Call 08/15/62)	1,260	1,361,243
6.50%, 06/15/37	495	550,881
6.63%, 11/15/37	860	966,471
6.88%, 02/15/38	1,050	1,220,295
UPMC, 5.38%, 05/15/43 (Call 11/15/42)	97	92,765
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	75	49,161
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	190	116,307
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	215	179,170
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)(b)	228	133,683
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	90	50,633
		79,063,444
Holding Companies - Diversified — 0.1%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(a)	165	152,849
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49 (Call 03/06/49)(a)	827	584,664
JAB Holdings BV
3.75%, 05/28/51 (Call 11/28/50)(a)	482	306,120
4.50%, 04/08/52 (Call 10/08/51)(a)	250	182,387
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(a)(b)	585	379,144
		1,605,164
Home Builders — 0.0%
MDC Holdings Inc.
3.97%, 08/06/61 (Call 02/06/61)(b)	195	115,613
6.00%, 01/15/43 (Call 10/15/42)	601	525,104
PulteGroup Inc., 6.00%, 02/15/35	170	169,048
		809,765
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/51 (Call 05/15/51)(b)	553	360,556
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)(b)	286	224,781
4.60%, 05/15/50 (Call 11/15/49)(b)	811	631,248
5.15%, 03/01/43	241	202,253
		1,418,838
Household Products & Wares — 0.2%
Church & Dwight Co. Inc.
3.95%, 08/01/47 (Call 02/01/47)	219	170,476
5.00%, 06/15/52 (Call 12/15/51)	303	282,176
Kimberly-Clark Corp.
2.88%, 02/07/50 (Call 08/07/49)(b)	185	122,519
3.20%, 07/30/46 (Call 01/30/46)	73	51,736
3.70%, 06/01/43	310	233,904
3.90%, 05/04/47 (Call 11/04/46)	639	502,833
5.30%, 03/01/41	475	465,961
6.63%, 08/01/37	1,048	1,188,664
SC Johnson & Son Inc.
4.00%, 05/15/43 (Call 02/15/43)(a)	490	382,932
4.35%, 09/30/44 (Call 03/30/44)(a)(b)	254	207,673
4.75%, 10/15/46 (Call 04/15/46)(a)	595	514,092

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
4.80%, 09/01/40(a)	$558	$486,917
		4,609,883
Insurance — 4.9%
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	151	115,199
4.75%, 01/15/49 (Call 07/15/48)	480	420,572
6.45%, 08/15/40	399	422,265
AIA Group Ltd.
3.20%, 09/16/40 (Call 03/16/40)(a)	1,714	1,215,527
4.50%, 03/16/46 (Call 09/16/45)(a)	335	284,302
4.88%, 03/11/44(a)	282	257,495
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	215	146,697
4.90%, 09/15/44 (Call 03/15/44)	169	152,072
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	116	85,822
4.20%, 12/15/46 (Call 06/15/46)(b)	232	183,710
4.50%, 06/15/43	710	591,412
5.55%, 05/09/35	651	647,525
5.95%, 04/01/36(b)	555	564,219
6.50%, 05/15/67 (Call 05/15/37),
(3-mo. LIBOR US + 2.120%)(b)(d)	304	280,279
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	365	284,465
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	190	163,189
4.38%, 06/30/50 (Call 12/30/49)(b)	804	653,815
4.50%, 07/16/44 (Call 01/16/44)(b)	742	619,886
4.75%, 04/01/48 (Call 10/01/47)	831	721,458
4.80%, 07/10/45 (Call 01/10/45)	496	428,824
6.25%, 05/01/36	520	530,443
AmFam Holdings Inc., 3.83%, 03/11/51 (Call 09/11/50)(a)	317	179,945
Aon Corp., 6.25%, 09/30/40	362	372,128
Aon Global Ltd.
2.90%, 08/23/51 (Call 02/23/51)	399	244,674
3.90%, 02/28/52 (Call 08/28/51)	641	482,007
4.25%, 12/12/42	276	210,141
4.45%, 05/24/43 (Call 02/24/43)	380	298,096
4.60%, 06/14/44 (Call 03/14/44)	410	346,058
4.75%, 05/15/45 (Call 11/15/44)	378	326,382
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)(b)	265	229,849
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	841	596,505
7.35%, 05/01/34	375	416,952
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	300	266,285
Arthur J Gallagher & Co.
3.05%, 03/09/52 (Call 09/09/51)	295	177,984
3.50%, 05/20/51 (Call 11/20/50)	791	543,040
5.75%, 03/02/53 (Call 09/02/52)	494	479,001
6.75%, 02/15/54 (Call 08/15/53)	135	146,641
Assured Guaranty Municipal Holdings Inc., 6.40%,
12/15/66 (Call 12/15/36),
(1-mo. LIBOR US + 2.215%)(a)(b)(d)	290	250,850
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51 (Call 03/15/51)	240	153,939
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)(b)	705	441,849
3.95%, 05/25/51 (Call 11/25/50)	301	210,346
Security	Par (000)	Value

Insurance (continued)
AXA SA, 6.38%, (Call 12/14/36),
(3-mo. LIBOR US + 2.256%)(a)(b)(d)(e)	$250	$264,028
AXIS Specialty Finance PLC, 5.15%, 04/01/45	109	90,326
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51 (Call 07/15/50)	636	387,874
2.85%, 10/15/50 (Call 04/15/50)	1,436	940,342
3.85%, 03/15/52 (Call 09/15/51)	2,270	1,774,533
4.20%, 08/15/48 (Call 02/15/48)	1,931	1,658,807
4.25%, 01/15/49 (Call 07/15/48)	1,672	1,443,100
4.30%, 05/15/43(b)	571	511,006
4.40%, 05/15/42(b)	627	574,036
5.75%, 01/15/40	734	790,871
Berkshire Hathaway Inc., 4.50%, 02/11/43(b)	1,289	1,207,021
Brighthouse Financial Inc.
3.85%, 12/22/51 (Call 06/22/51)(b)	275	167,662
4.70%, 06/22/47 (Call 12/22/46)	731	530,507
Brown & Brown Inc., 4.95%, 03/17/52 (Call 09/17/51)	388	322,173
Chubb Corp. (The)
6.00%, 05/11/37	810	850,308
Series 1, 6.50%, 05/15/38	698	766,872
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)(b)	195	129,493
3.05%, 12/15/61 (Call 06/15/61)	724	469,748
4.15%, 03/13/43	679	572,922
4.35%, 11/03/45 (Call 05/03/45)	910	789,060
6.70%, 05/15/36(b)	511	566,991
Cincinnati Financial Corp., 6.13%, 11/01/34	500	504,855
Corebridge Financial Inc.
4.35%, 04/05/42 (Call 10/05/41)	385	308,893
4.40%, 04/05/52 (Call 10/05/51)	984	767,233
Empower Finance 2020 LP, 3.08%, 09/17/51 (Call 03/17/51)(a)	502	312,267
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	1,065	936,797
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	853	537,442
3.50%, 10/15/50 (Call 04/15/50)	826	561,453
4.87%, 06/01/44	300	256,580
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34),
(3-mo. LIBOR US + 3.454%)(a)(d)	433	362,817
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37),
(3-mo. LIBOR US + 3.231%)(a)(d)	435	320,269
Fidelity National Financial Inc., 3.20%, 09/17/51 (Call 03/17/51)	250	144,353
Five Corners Funding Trust IV, 6.00%, 02/15/53 (Call 08/15/52)(a)(b)	526	533,851
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	311	258,530
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(a)	526	412,673
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)	199	123,273
4.85%, 01/24/77(a)	348	270,567
4.88%, 06/19/64(a)	340	277,837
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	570	352,423
3.60%, 08/19/49 (Call 02/19/49)	438	312,135
4.30%, 04/15/43(b)	364	293,507

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.40%, 03/15/48 (Call 09/15/47)(b)	$185	$151,854
5.95%, 10/15/36	415	422,438
6.10%, 10/01/41	501	502,914
6.63%, 03/30/40	300	316,340
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(a)	200	137,500
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)	460	293,750
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)	935	654,969
3.95%, 05/15/60 (Call 11/15/59)(a)	604	397,329
4.85%, 08/01/44(a)(b)	105	84,965
5.50%, 06/15/52 (Call 12/15/51)(a)	708	625,765
6.50%, 03/15/35(a)	400	387,639
6.50%, 05/01/42(a)	417	392,978
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)(b)	210	211,876
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)(b)	316	229,766
4.38%, 06/15/50 (Call 12/15/49)(b)	186	133,831
6.30%, 10/09/37	291	291,589
7.00%, 06/15/40	413	427,827
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	745	608,288
6.00%, 02/01/35(b)	481	500,616
Manulife Financial Corp., 5.38%, 03/04/46	565	543,754
Maple Grove Funding Trust I, 4.16%, 08/15/51 (Call 02/15/51)(a)(b)	485	317,614
Markel Group Inc.
3.45%, 05/07/52 (Call 11/07/51)(b)	696	460,264
4.15%, 09/17/50 (Call 03/17/50)	445	332,045
4.30%, 11/01/47 (Call 05/01/47)	383	293,834
5.00%, 03/30/43(b)	235	199,109
5.00%, 04/05/46	291	247,417
5.00%, 05/20/49 (Call 11/20/48)	448	383,357
Marsh & McLennan Companies Inc.
2.90%, 12/15/51 (Call 06/15/51)	210	131,287
4.20%, 03/01/48 (Call 09/01/47)	419	340,128
4.35%, 01/30/47 (Call 07/30/46)	289	242,303
4.75%, 03/15/39 (Call 09/15/38)	370	339,527
4.90%, 03/15/49 (Call 09/15/48)	951	868,154
5.45%, 03/15/53 (Call 09/15/52)	510	497,887
5.70%, 09/15/53 (Call 03/15/53)	1,110	1,130,104
6.25%, 11/01/52 (Call 05/01/52)	270	292,689
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)	340	198,985
3.38%, 04/15/50(a)(b)	499	336,640
3.73%, 10/15/70(a)	406	257,743
4.50%, 04/15/65(a)	531	391,362
4.90%, 04/01/77(a)(b)	356	279,028
5.08%, 02/15/69 (Call 02/15/49),
(3-mo. LIBOR US + 3.191%)(a)(d)	415	334,490
5.38%, 12/01/41(a)(b)	391	341,464
5.67%, 12/01/52 (Call 06/01/52)(a)	511	488,979
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(a)(b)	390	408,142
MetLife Inc.
4.05%, 03/01/45	748	605,514
4.13%, 08/13/42	897	735,301
4.60%, 05/13/46 (Call 11/13/45)(b)	542	475,810
4.72%, 12/15/44	422	368,690
4.88%, 11/13/43	792	715,223
Security	Par (000)	Value

Insurance (continued)
5.00%, 07/15/52 (Call 01/15/52)	$810	$740,300
5.25%, 01/15/54 (Call 07/15/53)	759	716,350
5.70%, 06/15/35	1,192	1,215,078
5.88%, 02/06/41	666	681,958
6.38%, 06/15/34	1,027	1,103,791
6.40%, 12/15/66 (Call 12/15/31)	918	902,204
9.25%, 04/08/68 (Call 04/08/33)(a)(b)	605	670,442
10.75%, 08/01/69 (Call 08/01/34)	441	571,953
Mutual of Omaha Insurance Co., 6.80%, 06/15/36(a)	93	94,545
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48),
(3-mo. LIBOR US + 3.314%)(a)(b)(d)	145	121,963
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(a)(b)	510	372,351
5.30%, 11/18/44(a)(b)	127	106,883
6.75%, 05/15/87	355	327,326
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(a)(b)	1,115	821,102
4.95%, 04/22/44(a)	224	181,691
9.38%, 08/15/39(a)	903	1,136,111
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(a)	648	472,101
4.45%, 05/15/69 (Call 11/15/68)(a)	720	559,859
6.75%, 11/15/39(a)	944	1,030,809
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(a)	417	280,809
3.63%, 09/30/59 (Call 03/30/59)(a)	1,145	772,191
3.85%, 09/30/47 (Call 03/30/47)(a)	799	596,751
6.06%, 03/30/40(a)	1,321	1,341,755
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(a)	210	179,635
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)(b)	395	270,260
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(a)(b)	176	117,802
Pacific Life Insurance Co.
4.30%, 10/24/67 (Call 10/24/47),
(3-mo. LIBOR US + 2.796%)(a)(d)	470	349,794
9.25%, 06/15/39(a)(b)	275	342,770
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(a)	429	286,730
5.13%, 01/30/43(a)	474	422,020
5.40%, 09/15/52 (Call 03/15/52)(a)	675	626,306
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)	330	205,469
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(a)	440	372,489
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)	155	120,281
4.35%, 05/15/43(b)	406	330,392
4.63%, 09/15/42	391	331,585
5.50%, 03/15/53 (Call 09/15/52)	135	125,071
6.05%, 10/15/36	561	575,079
Progressive Corp. (The)
3.70%, 01/26/45(b)	245	184,541
3.70%, 03/15/52 (Call 09/15/51)	490	365,496
3.95%, 03/26/50 (Call 09/26/49)(b)	398	312,294
4.13%, 04/15/47 (Call 10/15/46)	643	524,922
4.20%, 03/15/48 (Call 09/15/47)	448	369,473
4.35%, 04/25/44	324	271,095

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Prudential Financial Inc.
3.00%, 03/10/40 (Call 09/10/39)(b)	$397	$289,081
3.70%, 03/13/51 (Call 09/13/50)	1,323	970,537
3.91%, 12/07/47 (Call 06/07/47)	965	734,360
3.94%, 12/07/49 (Call 06/07/49)	829	628,333
4.35%, 02/25/50 (Call 08/25/49)	780	632,419
4.42%, 03/27/48 (Call 09/27/47)	405	332,907
4.60%, 05/15/44	498	428,299
5.70%, 12/14/36	747	772,375
6.63%, 12/01/37	403	441,398
6.63%, 06/21/40	274	296,099
Securian Financial Group Inc., 4.80%, 04/15/48(a)	210	158,482
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)(b)	212	190,441
Sompo International Holdings Ltd., 7.00%, 07/15/34(b)	130	136,781
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(a)	912	604,043
4.27%, 05/15/47 (Call 11/15/46)(a)	1,195	966,197
4.90%, 09/15/44(a)(b)	1,316	1,166,935
6.85%, 12/16/39(a)	1,410	1,524,995
Transatlantic Holdings Inc., 8.00%, 11/30/39	567	687,616
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	480	290,303
3.05%, 06/08/51 (Call 12/08/50)	690	459,604
3.75%, 05/15/46 (Call 11/15/45)(b)	332	252,900
4.00%, 05/30/47 (Call 11/30/46)	773	622,745
4.05%, 03/07/48 (Call 09/07/47)	380	306,309
4.10%, 03/04/49 (Call 09/04/48)(b)	490	394,692
4.30%, 08/25/45 (Call 02/25/45)	331	274,199
4.60%, 08/01/43	360	318,266
5.35%, 11/01/40	605	597,700
6.25%, 06/15/37	1,000	1,079,935
6.75%, 06/20/36	467	523,382
Travelers Cos. Inc. (The), 5.45%, 05/25/53 (Call 11/25/52)(b)	600	598,505
Trinity Acquisition PLC, 6.13%, 08/15/43(b)	289	274,013
Unum Group
4.13%, 06/15/51 (Call 12/15/50)	440	303,814
4.50%, 12/15/49 (Call 06/15/49)	315	228,518
5.75%, 08/15/42	430	387,613
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	249	143,993
3.55%, 03/30/52 (Call 09/30/51)	257	171,460
4.00%, 05/12/50 (Call 11/12/49)	312	229,900
4.75%, 08/01/44	245	205,670
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(a)	375	234,745
5.15%, 01/15/49 (Call 07/15/48)(a)	285	240,898
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	335	243,243
5.05%, 09/15/48 (Call 03/15/48)	226	193,436
WR Berkley Corp., 6.25%, 02/15/37(b)	245	247,320
XLIT Ltd., 5.25%, 12/15/43	380	346,082
		98,758,731
Internet — 1.8%
Alibaba Group Holding Ltd.
2.70%, 02/09/41 (Call 08/09/40)	678	432,247
3.15%, 02/09/51 (Call 08/09/50)	1,370	828,440
3.25%, 02/09/61 (Call 08/09/60)	690	398,898
Security	Par (000)	Value

Internet (continued)
4.00%, 12/06/37 (Call 06/06/37)	$712	$581,865
4.20%, 12/06/47 (Call 06/06/47)(b)	1,497	1,126,383
4.40%, 12/06/57 (Call 06/06/57)(b)	764	567,915
4.50%, 11/28/34 (Call 05/28/34)	366	328,992
Alphabet Inc.
1.90%, 08/15/40 (Call 02/15/40)	919	606,119
2.05%, 08/15/50 (Call 02/15/50)	1,952	1,146,109
2.25%, 08/15/60 (Call 02/15/60)(b)	1,503	875,469
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	2,162	1,351,019
2.70%, 06/03/60 (Call 12/03/59)(b)	1,659	1,016,625
2.88%, 05/12/41 (Call 11/12/40)	1,932	1,434,845
3.10%, 05/12/51 (Call 11/12/50)	2,791	1,953,704
3.25%, 05/12/61 (Call 11/12/60)	1,417	970,973
3.88%, 08/22/37 (Call 02/22/37)	1,991	1,773,934
3.95%, 04/13/52 (Call 10/13/51)(b)	2,154	1,773,394
4.05%, 08/22/47 (Call 02/22/47)	2,832	2,409,719
4.10%, 04/13/62 (Call 10/13/61)	979	798,880
4.25%, 08/22/57 (Call 02/22/57)	1,795	1,539,372
4.80%, 12/05/34 (Call 06/05/34)	719	723,863
4.95%, 12/05/44 (Call 06/05/44)	1,268	1,249,951
eBay Inc.
3.65%, 05/10/51 (Call 11/10/50)	180	126,791
4.00%, 07/15/42 (Call 01/15/42)	1,247	975,157
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	203	148,462
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)	2,167	1,852,762
4.65%, 08/15/62 (Call 02/15/62)	1,214	1,045,368
5.60%, 05/15/53 (Call 11/15/52)(b)	1,967	1,998,514
5.75%, 05/15/63 (Call 11/15/62)	1,502	1,528,114
Prosus NV
3.83%, 02/08/51 (Call 08/08/50)(a)	1,095	651,628
4.03%, 08/03/50 (Call 02/03/50)(a)	737	454,387
4.99%, 01/19/52 (Call 07/19/51)(a)	692	487,050
Tencent Holdings Ltd.
3.24%, 06/03/50 (Call 12/03/49)(a)	1,637	1,007,141
3.29%, 06/03/60 (Call 12/03/59)(a)(b)	663	383,880
3.68%, 04/22/41 (Call 10/22/40)(a)	537	395,890
3.84%, 04/22/51 (Call 10/22/50)(a)(b)	1,384	962,358
3.93%, 01/19/38 (Call 07/19/37)(a)	730	586,496
3.94%, 04/22/61 (Call 10/22/60)(a)	590	395,133
4.53%, 04/11/49 (Call 10/11/48)(a)	374	293,479
		37,181,326
Iron & Steel — 0.3%
ArcelorMittal SA
6.75%, 03/01/41	448	448,573
7.00%, 10/15/39(b)	545	563,181
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	591	354,047
3.85%, 04/01/52 (Call 10/01/51)	466	353,438
4.40%, 05/01/48 (Call 11/01/47)(b)	316	264,469
5.20%, 08/01/43 (Call 02/01/43)(b)	282	266,717
6.40%, 12/01/37	345	369,758
Reliance Steel & Aluminum Co., 6.85%, 11/15/36(b)	270	279,777
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)	237	151,331
Vale Overseas Ltd.
6.88%, 11/21/36	1,042	1,081,460
6.88%, 11/10/39	968	1,005,284

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Vale SA, 5.63%, 09/11/42(b)	$416	$386,300
		5,524,335
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52 (Call 10/01/51)	190	138,530
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)(b)	199	149,512
		288,042
Lodging — 0.0%
Marriott International Inc./MD, 4.50%, 10/01/34 (Call 04/01/34)(b)	165	144,727

Machinery — 0.5%
ABB Finance USA Inc., 4.38%, 05/08/42(b)	426	368,909
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	788	573,207
3.25%, 04/09/50 (Call 10/09/49)(b)	979	718,855
3.80%, 08/15/42	1,633	1,340,715
4.30%, 05/15/44 (Call 11/15/43)(b)	246	217,975
4.75%, 05/15/64 (Call 11/15/63)	332	294,978
5.20%, 05/27/41	721	719,959
5.30%, 09/15/35	282	289,208
6.05%, 08/15/36	748	804,949
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	238	163,315
3.75%, 04/15/50 (Call 10/15/49)(b)	516	419,752
3.90%, 06/09/42 (Call 12/09/41)	1,490	1,263,900
Dover Corp.
5.38%, 10/15/35(b)	280	279,083
5.38%, 03/01/41 (Call 12/01/40)	337	319,825
6.60%, 03/15/38	251	271,361
Otis Worldwide Corp.
3.11%, 02/15/40 (Call 08/15/39)	605	451,707
3.36%, 02/15/50 (Call 08/15/49)	505	357,955
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	320	189,312
4.20%, 03/01/49 (Call 09/01/48)	364	305,793
6.25%, 12/01/37	230	244,053
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	260	204,345
		9,799,156
Manufacturing — 0.7%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)(b)	398	272,805
3.25%, 08/26/49 (Call 02/26/49)(b)	742	501,570
3.63%, 10/15/47 (Call 04/15/47)(b)	531	381,883
3.70%, 04/15/50 (Call 10/15/49)(b)	478	356,225
3.88%, 06/15/44(b)	200	152,060
4.00%, 09/14/48 (Call 03/14/48)(b)	850	682,028
5.70%, 03/15/37(b)	506	523,702
Eaton Corp.
3.92%, 09/15/47 (Call 02/15/47)(b)	235	186,867
4.15%, 11/02/42	780	666,797
4.70%, 08/23/52 (Call 02/23/52)	487	442,467
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	901	838,783
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	236	195,090
4.50%, 03/11/44(b)	445	385,471
5.88%, 01/14/38	520	546,771
6.15%, 08/07/37	421	430,757
6.88%, 01/10/39	940	1,068,324
Security	Par (000)	Value

Manufacturing (continued)
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	$629	$526,578
4.88%, 09/15/41 (Call 03/15/41)	710	671,998
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	579	466,829
4.10%, 03/01/47 (Call 09/01/46)	394	315,836
4.20%, 11/21/34 (Call 05/21/34)(b)	302	272,528
4.45%, 11/21/44 (Call 05/21/44)	322	271,390
6.25%, 05/15/38	370	385,251
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(a)(b)	1,401	1,020,425
3.30%, 09/15/46(a)	1,048	763,533
4.20%, 03/16/47(a)	820	688,609
4.40%, 05/27/45(a)(b)	1,383	1,207,247
		14,221,824
Media — 4.4%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.50%, 06/01/41 (Call 12/01/40)	1,131	756,691
3.50%, 03/01/42 (Call 09/01/41)	1,041	688,172
3.70%, 04/01/51 (Call 10/01/50)(b)	1,834	1,134,883
3.85%, 04/01/61 (Call 10/01/60)	1,635	976,098
3.90%, 06/01/52 (Call 12/01/51)	1,928	1,233,457
3.95%, 06/30/62 (Call 12/30/61)	1,306	784,972
4.40%, 12/01/61 (Call 06/01/61)	1,227	805,896
4.80%, 03/01/50 (Call 09/01/49)	2,239	1,665,576
5.13%, 07/01/49 (Call 01/01/49)	1,091	846,451
5.25%, 04/01/53 (Call 10/01/52)(b)	1,242	994,625
5.38%, 04/01/38 (Call 10/01/37)	457	395,688
5.38%, 05/01/47 (Call 11/01/46)	2,077	1,679,705
5.50%, 04/01/63 (Call 10/01/62)	970	767,488
5.75%, 04/01/48 (Call 10/01/47)	2,051	1,730,186
6.38%, 10/23/35 (Call 04/23/35)(b)	1,523	1,495,218
6.48%, 10/23/45 (Call 04/23/45)	2,919	2,708,905
6.83%, 10/23/55 (Call 04/23/55)	500	476,305
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	1,302	750,780
2.65%, 08/15/62 (Call 02/15/62)	1,097	612,677
2.80%, 01/15/51 (Call 07/15/50)	1,379	863,513
2.89%, 11/01/51 (Call 05/01/51)	4,105	2,586,042
2.94%, 11/01/56 (Call 05/01/56)	4,861	2,970,009
2.99%, 11/01/63 (Call 05/01/63)	3,209	1,906,408
3.20%, 07/15/36 (Call 01/15/36)	662	529,650
3.25%, 11/01/39 (Call 05/01/39)	1,060	806,126
3.40%, 07/15/46 (Call 01/15/46)(b)	1,105	801,182
3.45%, 02/01/50 (Call 08/01/49)	1,399	1,001,087
3.75%, 04/01/40 (Call 10/01/39)	1,493	1,216,209
3.90%, 03/01/38 (Call 09/01/37)	1,062	904,210
3.97%, 11/01/47 (Call 05/01/47)	1,617	1,271,652
4.00%, 08/15/47 (Call 02/15/47)(b)	735	579,464
4.00%, 03/01/48 (Call 09/01/47)	1,005	793,744
4.00%, 11/01/49 (Call 05/01/49)(b)	1,581	1,236,658
4.05%, 11/01/52 (Call 05/01/52)	891	699,564
4.20%, 08/15/34 (Call 02/15/34)	545	496,653
4.40%, 08/15/35 (Call 02/25/35)	536	492,035
4.60%, 10/15/38 (Call 04/15/38)	972	885,457
4.60%, 08/15/45 (Call 02/15/45)	715	624,971
4.65%, 07/15/42	676	593,930
4.70%, 10/15/48 (Call 04/15/48)(b)	1,653	1,476,967
4.75%, 03/01/44	545	485,791
4.95%, 10/15/58 (Call 04/15/58)(b)	819	744,282

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.35%, 05/15/53 (Call 11/15/52)	$1,325	$1,279,413
5.50%, 05/15/64 (Call 11/15/63)	1,277	1,243,339
5.65%, 06/15/35	636	652,726
6.40%, 03/01/40	140	145,661
6.45%, 03/15/37(b)	565	608,776
6.50%, 11/15/35	497	542,206
6.55%, 07/01/39	185	200,468
6.95%, 08/15/37	483	543,893
Cox Communications Inc.
2.95%, 10/01/50 (Call 04/01/50)(a)(b)	365	215,121
3.60%, 06/15/51 (Call 12/15/50)(a)	262	175,904
4.50%, 06/30/43 (Call 12/30/42)(a)	416	328,890
4.60%, 08/15/47 (Call 02/15/47)(a)(b)	170	132,543
4.70%, 12/15/42(a)	301	245,594
4.80%, 02/01/35 (Call 08/01/34)(a)	249	223,585
8.38%, 03/01/39(a)	475	561,892
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)(b)	1,273	842,034
4.65%, 05/15/50 (Call 11/15/49)	782	590,521
4.88%, 04/01/43	453	356,378
4.95%, 05/15/42	516	400,198
5.00%, 09/20/37 (Call 03/20/37)(b)	375	318,773
5.20%, 09/20/47 (Call 03/20/47)(b)	926	748,647
5.30%, 05/15/49 (Call 11/15/48)	595	485,354
6.35%, 06/01/40(b)	797	767,638
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	806	736,180
5.58%, 01/25/49 (Call 07/25/48)	1,287	1,146,325
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	203	164,973
5.25%, 05/24/49 (Call 11/24/48)(b)	195	162,091
6.13%, 01/31/46 (Call 06/30/45)	286	265,927
6.63%, 01/15/40(b)	1,632	1,619,674
NBCUniversal Media LLC
4.45%, 01/15/43	670	575,308
5.95%, 04/01/41	366	371,804
6.40%, 04/30/40	285	305,121
Paramount Global
4.38%, 03/15/43	1,028	700,211
4.60%, 01/15/45 (Call 07/15/44)	351	239,681
4.85%, 07/01/42 (Call 01/01/42)	482	349,063
4.90%, 08/15/44 (Call 02/15/44)	570	409,806
4.95%, 05/19/50 (Call 11/19/49)	679	499,482
5.25%, 04/01/44 (Call 10/01/43)	150	112,738
5.85%, 09/01/43 (Call 03/01/43)	1,016	830,655
5.90%, 10/15/40 (Call 04/15/40)	285	236,887
6.88%, 04/30/36	898	859,386
Sky Group Finance Ltd., 6.50%, 10/15/35(a)	663	714,137
Thomson Reuters Corp.
5.50%, 08/15/35	603	590,179
5.65%, 11/23/43 (Call 05/23/43)(b)	190	174,957
5.85%, 04/15/40	420	411,018
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	1,173	868,046
5.50%, 09/01/41 (Call 03/01/41)	1,122	928,098
5.88%, 11/15/40 (Call 05/15/40)	1,258	1,087,517
6.55%, 05/01/37	1,347	1,272,052
6.75%, 06/15/39	1,192	1,136,765
7.30%, 07/01/38	1,142	1,142,311
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	513	350,612
Security	Par (000)	Value

Media (continued)
3.70%, 12/01/42(b)	$602	$476,133
4.13%, 06/01/44	862	722,124
4.38%, 08/16/41	435	375,714
Series E, 4.13%, 12/01/41	610	515,499
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)(b)	1,702	1,092,588
3.50%, 05/13/40 (Call 11/13/39)	1,468	1,182,290
3.60%, 01/13/51 (Call 07/13/50)	2,335	1,764,363
3.80%, 05/13/60 (Call 11/13/59)(b)	402	301,588
4.63%, 03/23/40 (Call 09/23/39)	820	764,473
4.70%, 03/23/50 (Call 09/23/49)(b)	1,476	1,348,504
4.75%, 09/15/44 (Call 03/15/44)	667	599,387
4.75%, 11/15/46 (Call 05/15/46)(b)	430	386,192
4.95%, 10/15/45 (Call 04/15/45)	406	374,363
5.40%, 10/01/43	700	694,428
6.15%, 03/01/37(b)	240	254,134
6.15%, 02/15/41	583	620,855
6.20%, 12/15/34	541	590,812
6.40%, 12/15/35	548	603,400
6.65%, 11/15/37	977	1,096,419
7.75%, 12/01/45	635	805,071
		88,908,272
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)(b)	366	294,998
4.20%, 06/15/35 (Call 12/15/34)	233	207,231
4.38%, 06/15/45 (Call 12/15/44)	133	111,500
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	295	247,920
5.25%, 10/01/54 (Call 04/01/54)	221	183,833
		1,045,482
Mining — 1.7%
Anglo American Capital PLC
3.95%, 09/10/50 (Call 03/10/50)(a)	498	353,607
4.75%, 03/16/52 (Call 09/16/51)(a)(b)	598	479,622
Barrick Gold Corp.
5.25%, 04/01/42	70	65,197
6.45%, 10/15/35(b)	326	342,708
Barrick International Barbados Corp., 6.35%, 10/15/36(a)	730	763,389
Barrick North America Finance LLC
5.70%, 05/30/41	830	826,842
5.75%, 05/01/43	759	762,007
7.50%, 09/15/38(b)	275	314,085
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	820	832,816
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	866	738,069
5.00%, 09/30/43	2,339	2,225,818
5.50%, 09/08/53 (Call 03/08/53)	300	304,516
Corp. Nacional del Cobre de Chile
3.15%, 01/15/51 (Call 07/15/50)(a)	773	458,660
3.70%, 01/30/50 (Call 07/30/49)(a)(b)	2,298	1,520,020
4.25%, 07/17/42(a)(b)	630	476,993
4.38%, 02/05/49 (Call 08/05/48)(a)	1,326	989,416
4.50%, 08/01/47 (Call 02/01/47)(a)	962	726,189
4.88%, 11/04/44(a)	795	640,164
5.63%, 09/21/35(a)(b)	100	94,892
5.63%, 10/18/43(a)	873	779,870
6.15%, 10/24/36(a)(b)	513	500,142

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
6.30%, 09/08/53 (Call 03/08/53)(a)(b)	$760	$724,317
Freeport Indonesia PT, 6.20%, 04/14/52 (Call 10/14/51)(a)(b)	790	719,099
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	193	183,040
5.45%, 03/15/43 (Call 09/15/42)	1,842	1,652,667
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(a)	490	350,696
Glencore Canada Corp., 6.20%, 06/15/35	280	280,544
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	330	300,843
6.00%, 11/15/41(a)(b)	408	394,676
6.90%, 11/15/37(a)	973	1,020,791
Glencore Funding LLC
3.38%, 09/23/51 (Call 03/23/51)(a)(b)	125	81,199
3.88%, 04/27/51 (Call 10/27/50)(a)	65	45,892
Indonesia Asahan Aluminium PT/Mineral Industri
Indonesia Persero PT
5.80%, 05/15/50 (Call 11/15/49)(a)	330	287,004
6.76%, 11/15/48(a)(b)	264	257,611
Industrias Penoles SAB de CV
4.75%, 08/06/50 (Call 02/06/50)(a)	343	254,267
5.65%, 09/12/49 (Call 03/12/49)(a)	220	184,113
Kinross Gold Corp., 6.88%, 09/01/41 (Call 03/01/41)	300	305,420
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)(b)	714	526,658
Newcrest Finance Pty. Ltd.
4.20%, 05/13/50 (Call 11/13/49)(a)	277	220,953
5.75%, 11/15/41(a)	587	580,140
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	932	846,706
5.45%, 06/09/44 (Call 12/09/43)	300	283,421
5.88%, 04/01/35	90	93,057
6.25%, 10/01/39	1,063	1,111,666
Rio Tinto Alcan Inc., 5.75%, 06/01/35(b)	564	564,538
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	985	615,168
5.20%, 11/02/40	938	904,264
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)(b)	744	629,626
4.75%, 03/22/42 (Call 09/22/41)	633	575,374
5.13%, 03/09/53 (Call 09/09/52)	817	783,799
Southern Copper Corp.
5.25%, 11/08/42	1,268	1,133,776
5.88%, 04/23/45	906	865,055
6.75%, 04/16/40	1,097	1,156,191
7.50%, 07/27/35	1,025	1,134,627
		33,262,220
Oil & Gas — 5.8%
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	608	455,614
5.10%, 09/01/40 (Call 03/01/40)(b)	1,125	926,747
5.25%, 02/01/42 (Call 08/01/41)(b)	535	429,996
5.35%, 07/01/49 (Call 01/01/49)	187	145,853
6.00%, 01/15/37	513	478,449
BG Energy Capital PLC, 5.13%, 10/15/41(a)	1,307	1,174,719
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	1,315	826,993
2.94%, 06/04/51 (Call 12/04/50)	1,907	1,234,054
3.00%, 02/24/50 (Call 08/24/49)	1,755	1,162,887
3.00%, 03/17/52 (Call 09/17/51)(b)	1,085	707,527
Security	Par (000)	Value

Oil & Gas (continued)
3.06%, 06/17/41 (Call 12/17/40)	$1,465	$1,071,670
3.07%, 03/30/50 (Call 09/30/49)	410	370,986
3.38%, 02/08/61 (Call 08/08/60)(b)	1,589	1,058,525
Burlington Resources LLC, 5.95%, 10/15/36	224	232,109
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	180	153,958
5.85%, 02/01/35	461	449,960
6.25%, 03/15/38	1,014	1,014,040
6.50%, 02/15/37	562	569,102
6.75%, 02/01/39	480	495,483
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(b)	724	501,952
5.25%, 06/15/37 (Call 12/15/36)	137	124,501
5.40%, 06/15/47 (Call 12/15/46)	579	517,310
6.75%, 11/15/39(b)	334	345,921
Chevron Corp.
2.98%, 05/11/40 (Call 11/11/39)	79	58,936
3.08%, 05/11/50 (Call 11/11/49)(b)	714	503,559
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)(b)	528	316,356
5.25%, 11/15/43 (Call 05/15/43)(b)	161	159,950
6.00%, 03/01/41 (Call 09/01/40)(b)	225	246,232
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(a)	500	499,379
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(a)(b)	250	225,868
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49 (Call 03/30/49)	470	322,011
4.25%, 05/09/43	220	184,732
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	405	368,684
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	315	256,813
CNOOC Petroleum North America ULC
5.88%, 03/10/35	582	591,004
6.40%, 05/15/37	1,055	1,117,131
7.50%, 07/30/39	410	476,813
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)	400	418,875
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	972	772,774
3.80%, 03/15/52 (Call 09/15/51)	999	761,171
4.03%, 03/15/62 (Call 09/15/61)	1,535	1,159,311
4.30%, 11/15/44 (Call 05/15/44)	854	721,006
4.88%, 10/01/47 (Call 04/01/47)(b)	159	143,093
5.30%, 05/15/53 (Call 11/15/52)	944	909,437
5.55%, 03/15/54 (Call 09/15/53)	809	806,202
5.70%, 09/15/63 (Call 03/15/63)	480	483,781
5.90%, 05/15/38	75	76,500
5.95%, 03/15/46 (Call 09/15/45)(b)	280	285,335
6.50%, 02/01/39	940	1,040,292
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	416	320,374
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	1,088	898,280
5.00%, 06/15/45 (Call 12/15/44)(b)	301	253,240
5.60%, 07/15/41 (Call 01/15/41)	1,498	1,380,032
Diamondback Energy Inc.
4.25%, 03/15/52 (Call 09/15/51)	602	454,097
4.40%, 03/24/51 (Call 09/24/50)	468	365,436
6.25%, 03/15/53 (Call 09/15/52)(b)	512	514,753
Empresa Nacional del Petroleo, 4.50%, 09/14/47 (Call 03/14/47)(a)	431	302,669
Eni SpA, 5.70%, 10/01/40(a)	435	390,462

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	$232	$203,504
4.95%, 04/15/50 (Call 10/15/49)	392	364,636
5.10%, 01/15/36 (Call 07/15/35)(b)	240	226,407
Equinor ASA
3.25%, 11/18/49 (Call 05/18/49)	864	611,310
3.63%, 04/06/40 (Call 10/06/39)	368	298,115
3.70%, 04/06/50 (Call 10/06/49)	1,024	791,997
3.95%, 05/15/43	609	502,784
4.25%, 11/23/41	515	445,327
4.80%, 11/08/43	651	599,031
5.10%, 08/17/40	573	557,162
Exxon Mobil Corp.
3.00%, 08/16/39 (Call 02/16/39)(b)	708	537,098
3.10%, 08/16/49 (Call 02/16/49)	1,202	833,722
3.45%, 04/15/51 (Call 10/15/50)	2,195	1,624,462
3.57%, 03/06/45 (Call 09/06/44)	933	724,633
4.11%, 03/01/46 (Call 09/01/45)	2,141	1,807,289
4.23%, 03/19/40 (Call 09/19/39)	1,613	1,434,196
4.33%, 03/19/50 (Call 09/19/49)(b)	2,459	2,119,206
Hess Corp.
5.60%, 02/15/41	1,497	1,505,532
5.80%, 04/01/47 (Call 10/01/46)	299	308,113
6.00%, 01/15/40	808	840,822
KazMunayGas National Co. JSC
5.75%, 04/19/47(a)	1,010	803,491
6.38%, 10/24/48(a)	1,130	960,468
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	447	371,934
6.60%, 10/01/37(b)	888	899,374
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	384	301,827
4.75%, 09/15/44 (Call 03/15/44)(b)	385	319,771
5.00%, 09/15/54 (Call 03/15/54)	293	239,427
5.85%, 12/15/45 (Call 06/15/45)	229	208,772
6.50%, 03/01/41 (Call 09/01/40)	1,043	1,070,048
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	831	870,428
Occidental Petroleum Corp.
0.00%, 10/10/36 (Call 10/10/24)(b)(f)	895	469,416
4.10%, 02/15/47 (Call 08/15/46)	341	227,913
4.20%, 03/15/48 (Call 09/15/47)(b)	285	208,221
4.40%, 04/15/46 (Call 10/15/45)(b)	445	340,911
4.40%, 08/15/49 (Call 02/15/49)	374	263,201
4.63%, 06/15/45 (Call 12/15/44)	470	351,631
6.20%, 03/15/40(b)	340	335,230
6.45%, 09/15/36	1,004	1,028,186
6.60%, 03/15/46 (Call 09/15/45)(b)	954	977,631
7.95%, 06/15/39(b)	310	345,146
Ovintiv Inc.
6.50%, 08/15/34	520	528,680
6.50%, 02/01/38	533	523,736
6.63%, 08/15/37	498	496,286
7.10%, 07/15/53 (Call 01/15/53)	310	321,254
Pertamina Persero PT
4.15%, 02/25/60 (Call 08/25/59)(a)	660	470,579
4.18%, 01/21/50 (Call 07/21/49)(a)	755	555,728
4.70%, 07/30/49(a)	631	508,922
5.63%, 05/20/43(a)	1,025	948,330
6.00%, 05/03/42(a)	812	781,222
6.45%, 05/30/44(a)	1,201	1,213,340
6.50%, 05/27/41(a)	455	464,211
Security	Par (000)	Value

Oil & Gas (continued)
6.50%, 11/07/48(a)	$699	$713,520
Petronas Capital Ltd.
3.40%, 04/28/61 (Call 10/28/60)(a)	1,655	1,082,900
4.50%, 03/18/45(a)	1,162	998,110
4.55%, 04/21/50 (Call 10/21/49)(a)	2,114	1,786,911
4.80%, 04/21/60 (Call 10/21/59)(a)	693	604,906
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)(b)	850	569,132
4.65%, 11/15/34 (Call 05/15/34)	662	619,467
4.88%, 11/15/44 (Call 05/15/44)	1,390	1,255,269
5.88%, 05/01/42	954	981,855
Phillips 66 Co.
4.68%, 02/15/45 (Call 08/15/44)	594	500,316
4.90%, 10/01/46 (Call 04/01/46)	479	420,172
PTTEP Treasury Center Co. Ltd.
3.90%, 12/06/59(a)(b)	615	434,803
6.35%, 06/12/42(a)	215	218,539
Qatar Energy
3.13%, 07/12/41 (Call 01/12/41)(a)	2,843	2,032,745
3.30%, 07/12/51 (Call 01/12/51)(a)	3,028	2,018,071
Reliance Industries Ltd.
3.63%, 01/12/52(a)	1,890	1,262,848
3.75%, 01/12/62(a)	581	378,534
4.88%, 02/10/45(a)	98	84,034
Saudi Arabian Oil Co.
3.25%, 11/24/50 (Call 05/24/50)(a)	1,646	1,070,683
3.50%, 11/24/70 (Call 05/24/70)(a)	1,755	1,091,150
4.25%, 04/16/39(a)	2,198	1,838,187
4.38%, 04/16/49(a)	2,418	1,919,026
Shell International Finance BV
2.88%, 11/26/41 (Call 05/26/41)	580	414,188
3.00%, 11/26/51 (Call 05/26/51)	840	557,108
3.13%, 11/07/49 (Call 05/07/49)	1,037	712,283
3.25%, 04/06/50 (Call 10/06/49)	1,681	1,192,118
3.63%, 08/21/42	453	360,564
3.75%, 09/12/46	1,039	812,746
4.00%, 05/10/46	1,688	1,372,767
4.13%, 05/11/35	1,232	1,127,139
4.38%, 05/11/45	2,355	2,038,775
4.55%, 08/12/43	1,067	954,037
5.50%, 03/25/40	888	902,619
6.38%, 12/15/38	2,421	2,666,802
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(a)	370	312,178
Sinopec Group Overseas Development 2012 Ltd.,
4.88%, 05/17/42(a)	713	661,444
Sinopec Group Overseas Development 2013 Ltd.,
5.38%, 10/17/43(a)	465	450,752
Sinopec Group Overseas Development 2015 Ltd.,
4.10%, 04/28/45(a)	740	613,963
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(a)	405	324,518
4.25%, 04/12/47(a)	350	288,691
Sinopec Group Overseas Development 2018 Ltd.
3.10%, 01/08/51 (Call 07/08/50)(a)	400	262,692
3.35%, 05/13/50 (Call 11/13/49)(a)	340	246,603
3.44%, 11/12/49 (Call 05/12/49)(a)	395	284,598
3.68%, 08/08/49 (Call 02/08/49)(a)	345	259,472
4.60%, 09/12/48(a)(b)	538	474,786
Sinopec Group Overseas Development Ltd.,
4.25%, 05/03/46(a)	495	414,670

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(b)	$392	$274,630
4.00%, 11/15/47 (Call 05/15/47)	409	302,592
5.95%, 12/01/34	575	572,402
6.50%, 06/15/38	1,166	1,193,656
6.80%, 05/15/38	943	987,537
6.85%, 06/01/39	770	806,612
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(a)(b)	546	331,250
3.75%, 06/18/50(a)	390	248,363
5.38%, 11/20/48(a)(b)	405	340,581
TotalEnergies Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	524	383,733
3.13%, 05/29/50 (Call 11/29/49)	2,223	1,530,390
3.39%, 06/29/60 (Call 12/29/59)	581	399,178
3.46%, 07/12/49 (Call 01/12/49)	790	581,779
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	599	409,813
4.00%, 06/01/52 (Call 12/01/51)(b)	415	301,884
4.90%, 03/15/45(b)	326	278,317
6.63%, 06/15/37	1,478	1,550,291
XTO Energy Inc., 6.75%, 08/01/37	440	489,035
		116,542,338
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(b)	1,024	980,035
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)(b)	709	566,061
Guara Norte Sarl, 5.20%, 06/15/34(a)	35	31,188
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	392	333,085
4.75%, 08/01/43 (Call 02/01/43)	803	709,374
4.85%, 11/15/35 (Call 05/15/35)	502	476,358
5.00%, 11/15/45 (Call 05/15/45)	1,338	1,222,651
6.70%, 09/15/38	923	1,032,787
7.45%, 09/15/39(b)	1,203	1,419,173
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)	990	711,579
		7,482,291
Packaging & Containers — 0.1%
Packaging Corp. of America
3.05%, 10/01/51 (Call 04/01/51)	565	357,104
4.05%, 12/15/49 (Call 06/15/49)	440	330,583
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)(b)	380	363,944
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	360	371,968
		1,423,599
Pharmaceuticals — 7.0%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	3,278	2,817,225
4.25%, 11/21/49 (Call 05/21/49)	4,495	3,781,609
4.30%, 05/14/36 (Call 11/14/35)	986	905,506
4.40%, 11/06/42	2,188	1,920,827
4.45%, 05/14/46 (Call 11/14/45)	1,689	1,475,705
4.50%, 05/14/35 (Call 11/14/34)	2,198	2,066,464
4.55%, 03/15/35 (Call 09/15/34)	1,512	1,427,815
4.63%, 10/01/42 (Call 04/01/42)	459	404,096
4.70%, 05/14/45 (Call 11/14/44)	2,417	2,182,279
4.75%, 03/15/45 (Call 09/15/44)	829	750,737
4.85%, 06/15/44 (Call 12/15/43)	932	862,841
4.88%, 11/14/48 (Call 05/14/48)	1,567	1,452,716
Security	Par (000)	Value

Pharmaceuticals (continued)
AstraZeneca PLC
2.13%, 08/06/50 (Call 02/06/50)(b)	$349	$202,165
3.00%, 05/28/51 (Call 11/28/50)(b)	742	518,180
4.00%, 09/18/42	1,506	1,287,613
4.38%, 11/16/45	907	797,253
4.38%, 08/17/48 (Call 02/17/48)	512	449,036
6.45%, 09/15/37	2,158	2,403,807
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(a)	455	304,212
4.20%, 07/15/34 (Call 01/15/34)(a)	158	135,731
4.40%, 07/15/44 (Call 01/15/44)(a)	715	519,906
4.63%, 06/25/38 (Call 12/25/37)(a)	982	807,322
4.65%, 11/15/43 (Call 05/15/43)(a)(b)	205	155,357
4.70%, 07/15/64 (Call 01/15/64)(a)	580	409,120
4.88%, 06/25/48 (Call 12/25/47)(a)	1,653	1,283,727
5.50%, 07/30/35(a)(b)	355	337,484
Becton Dickinson and Co.
3.79%, 05/20/50 (Call 11/20/49)(b)	500	374,832
4.67%, 06/06/47 (Call 12/06/46)(b)	1,172	1,024,015
4.69%, 12/15/44 (Call 06/15/44)	694	605,395
Bristol-Myers Squibb Co.
2.35%, 11/13/40 (Call 05/13/40)	706	467,890
2.55%, 11/13/50 (Call 05/13/50)	1,489	892,280
3.25%, 08/01/42	445	324,347
3.55%, 03/15/42 (Call 09/15/41)(b)	1,125	875,000
3.70%, 03/15/52 (Call 09/15/51)	1,713	1,277,825
3.90%, 03/15/62 (Call 09/15/61)	994	732,203
4.13%, 06/15/39 (Call 12/15/38)	1,676	1,441,022
4.25%, 10/26/49 (Call 04/26/49)	3,087	2,554,180
4.35%, 11/15/47 (Call 05/15/47)	1,261	1,054,128
4.50%, 03/01/44 (Call 09/01/43)	55	47,383
4.55%, 02/20/48 (Call 08/20/47)	1,048	909,492
4.63%, 05/15/44 (Call 11/15/43)	820	726,834
5.00%, 08/15/45 (Call 02/15/45)	499	462,332
5.88%, 11/15/36(b)	346	355,947
6.25%, 11/15/53 (Call 05/15/53)	470	511,983
6.40%, 11/15/63 (Call 05/15/63)	475	523,774
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)(b)	401	321,940
4.50%, 11/15/44 (Call 05/15/44)(b)	193	154,259
4.60%, 03/15/43	283	234,035
4.90%, 09/15/45 (Call 03/15/45)	622	527,390
Cencora Inc.
4.25%, 03/01/45 (Call 09/01/44)(b)	287	232,170
4.30%, 12/15/47 (Call 06/15/47)	279	234,071
Cigna Group (The)
3.20%, 03/15/40 (Call 09/15/39)	642	477,377
3.40%, 03/15/50 (Call 09/15/49)	1,040	715,232
3.40%, 03/15/51 (Call 09/15/50)	1,408	963,341
3.88%, 10/15/47 (Call 04/15/47)	1,042	796,687
4.80%, 08/15/38 (Call 02/15/38)	1,654	1,525,973
4.80%, 07/15/46 (Call 01/16/46)	990	873,556
4.90%, 12/15/48 (Call 06/15/48)	2,642	2,341,226
5.38%, 02/15/42 (Call 08/15/41)(b)	271	241,782
6.13%, 11/15/41	519	536,825
CVS Health Corp.
2.70%, 08/21/40 (Call 02/21/40)	1,119	748,312
4.13%, 04/01/40 (Call 10/01/39)	985	797,526
4.25%, 04/01/50 (Call 10/01/49)	668	520,470
4.78%, 03/25/38 (Call 09/25/37)	4,279	3,839,634
4.88%, 07/20/35 (Call 01/20/35)	600	559,883

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
5.05%, 03/25/48 (Call 09/25/47)	$6,144	$5,386,019
5.13%, 07/20/45 (Call 01/20/45)	2,726	2,427,036
5.30%, 12/05/43 (Call 06/05/43)(b)	658	602,855
5.63%, 02/21/53 (Call 08/21/52)	1,259	1,192,724
5.88%, 06/01/53 (Call 12/01/52)	1,220	1,194,103
6.00%, 06/01/63 (Call 12/01/62)	631	619,350
6.13%, 09/15/39	509	513,393
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(b)	962	580,229
2.50%, 09/15/60 (Call 03/15/60)	794	456,197
3.70%, 03/01/45 (Call 09/01/44)(b)	251	202,727
3.95%, 05/15/47 (Call 11/15/46)(b)	135	113,547
3.95%, 03/15/49 (Call 09/15/48)	751	627,740
4.15%, 03/15/59 (Call 09/15/58)(b)	394	326,584
4.88%, 02/27/53 (Call 08/27/52)	1,181	1,152,385
4.95%, 02/27/63 (Call 08/27/62)	1,075	1,037,313
5.55%, 03/15/37(b)	565	591,112
5.95%, 11/15/37	215	230,039
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	409	356,939
5.38%, 04/15/34(b)	846	879,229
6.38%, 05/15/38	2,670	2,977,432
Johnson & Johnson
2.10%, 09/01/40 (Call 03/01/40)	924	622,204
2.25%, 09/01/50 (Call 03/01/50)(b)	713	438,189
2.45%, 09/01/60 (Call 03/01/60)(b)	861	520,065
3.40%, 01/15/38 (Call 07/15/37)	703	590,650
3.50%, 01/15/48 (Call 07/15/47)(b)	607	480,847
3.55%, 03/01/36 (Call 09/01/35)	727	643,429
3.63%, 03/03/37 (Call 09/03/36)	1,078	946,523
3.70%, 03/01/46 (Call 09/01/45)	1,529	1,265,931
3.75%, 03/03/47 (Call 09/03/46)	721	596,118
4.50%, 09/01/40	746	704,513
4.50%, 12/05/43 (Call 06/05/43)	219	206,901
4.85%, 05/15/41	654	640,140
5.85%, 07/15/38	1,172	1,289,412
5.95%, 08/15/37	824	911,614
McKesson Corp., 4.88%, 03/15/44 (Call 09/15/43)	186	157,474
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)(b)	186	160,995
5.90%, 11/01/39	653	653,591
Merck & Co. Inc.
2.35%, 06/24/40 (Call 12/24/39)	970	662,082
2.45%, 06/24/50 (Call 12/24/49)	1,279	780,652
2.75%, 12/10/51 (Call 06/10/51)	1,767	1,128,703
2.90%, 12/10/61 (Call 06/10/61)	1,124	692,592
3.60%, 09/15/42 (Call 03/15/42)(b)	427	341,870
3.70%, 02/10/45 (Call 08/10/44)	1,108	880,583
3.90%, 03/07/39 (Call 09/07/38)	747	644,772
4.00%, 03/07/49 (Call 09/07/48)	1,339	1,105,883
4.15%, 05/18/43	1,114	965,085
4.90%, 05/17/44 (Call 11/17/43)	860	819,428
5.00%, 05/17/53 (Call 11/17/52)	1,321	1,270,919
5.15%, 05/17/63 (Call 11/17/62)	760	739,238
6.55%, 09/15/37	1,083	1,206,153
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	321	334,899
5.85%, 06/30/39(b)	256	264,616
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	769	585,527
5.40%, 11/29/43 (Call 05/29/43)	565	452,992
Security	Par (000)	Value

Pharmaceuticals (continued)
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)(b)	$710	$472,350
3.70%, 09/21/42	958	781,529
4.00%, 11/20/45 (Call 05/20/45)(b)	880	743,744
4.40%, 05/06/44	1,564	1,410,454
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)	1,449	1,018,317
2.70%, 05/28/50 (Call 11/28/49)(b)	1,423	931,654
3.90%, 03/15/39 (Call 09/15/38)	1,373	1,160,893
4.00%, 12/15/36	892	804,897
4.00%, 03/15/49 (Call 09/15/48)(b)	1,461	1,219,945
4.10%, 09/15/38 (Call 03/15/38)	1,052	926,789
4.13%, 12/15/46	1,170	992,422
4.20%, 09/15/48 (Call 03/15/48)	1,371	1,173,838
4.30%, 06/15/43	834	725,068
4.40%, 05/15/44(b)	1,015	906,886
5.60%, 09/15/40	870	880,801
7.20%, 03/15/39	1,678	2,000,881
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43 (Call 11/19/42)	1,521	1,461,735
5.30%, 05/19/53 (Call 11/19/52)	5,323	5,190,111
5.34%, 05/19/63 (Call 11/19/62)	1,953	1,878,350
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	1,249	902,165
3.18%, 07/09/50 (Call 01/09/50)	1,818	1,210,021
3.38%, 07/09/60 (Call 01/09/60)	709	456,580
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	749	579,850
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)	1,108	768,069
4.00%, 06/22/50 (Call 12/22/49)	1,755	1,137,439
Wyeth LLC
5.95%, 04/01/37	1,931	2,037,842
6.00%, 02/15/36	951	1,004,803
Zoetis Inc.
3.00%, 05/15/50 (Call 11/15/49)	224	149,611
3.95%, 09/12/47 (Call 03/12/47)	187	146,130
4.45%, 08/20/48 (Call 02/20/48)	172	145,531
4.70%, 02/01/43 (Call 08/01/42)	1,490	1,331,920
		141,183,452
Pipelines — 4.6%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	1,376	1,192,753
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(a)	715	583,049
3.40%, 01/15/38 (Call 07/15/37)(a)	439	354,926
3.70%, 01/15/39 (Call 07/15/38)(a)	737	583,659
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39 (Call 07/04/39)(b)	152	116,185
Colonial Pipeline Co.
4.20%, 04/15/43 (Call 10/15/42)(a)(b)	110	87,240
4.25%, 04/15/48 (Call 10/15/47)(a)(b)	489	386,139
6.38%, 08/01/37(a)	70	70,409
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	235	217,696
Columbia Pipelines Operating Co. LLC
6.50%, 08/15/43 (Call 02/15/43)(a)	642	649,639
6.54%, 11/15/53 (Call 05/15/53)(a)	1,252	1,281,043
6.71%, 08/15/63 (Call 02/15/63)(a)	670	691,190
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	209	194,702

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.45%, 11/03/36(a)	$435	$442,368
6.75%, 09/15/37(a)	563	590,701
Eastern Gas Transmission & Storage Inc.
3.90%, 11/15/49 (Call 05/15/49)	183	127,709
4.60%, 12/15/44 (Call 06/15/44)	262	211,625
4.80%, 11/01/43 (Call 05/01/43)	357	301,344
EIG Pearl Holdings Sarl
3.55%, 08/31/36(a)	265	220,289
4.39%, 11/30/46(a)	805	592,581
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	797	731,930
7.38%, 10/15/45 (Call 04/15/45)	452	504,683
Series B, 7.50%, 04/15/38	490	539,642
Enbridge Inc.
3.40%, 08/01/51 (Call 02/01/51)(b)	735	495,754
4.00%, 11/15/49 (Call 05/15/49)(b)	493	364,425
4.50%, 06/10/44 (Call 12/10/43)	363	292,108
5.50%, 12/01/46 (Call 05/29/46)	530	489,425
6.70%, 11/15/53 (Call 05/15/53)	1,030	1,125,690
8.50%, 01/15/84 (Call 10/15/33),
(5-year CMT + 4.431%)(d)	700	702,223
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)	269	244,333
4.95%, 01/15/43 (Call 07/15/42)	338	277,809
5.00%, 05/15/44 (Call 11/15/43)(b)	365	302,224
5.00%, 05/15/50 (Call 11/15/49)(b)	1,722	1,452,696
5.15%, 02/01/43 (Call 08/01/42)	594	500,412
5.15%, 03/15/45 (Call 09/15/44)(b)	862	747,024
5.30%, 04/01/44 (Call 10/01/43)(b)	688	600,244
5.30%, 04/15/47 (Call 10/15/46)	705	610,694
5.35%, 05/15/45 (Call 11/15/44)	685	597,149
5.40%, 10/01/47 (Call 04/01/47)	1,353	1,191,061
5.95%, 10/01/43 (Call 04/01/43)	528	487,127
6.00%, 06/15/48 (Call 12/15/47)	900	855,940
6.05%, 06/01/41 (Call 12/01/40)	604	576,470
6.10%, 02/15/42	380	358,748
6.13%, 12/15/45 (Call 06/15/45)	796	764,669
6.25%, 04/15/49 (Call 10/15/48)	1,342	1,319,931
6.50%, 02/01/42 (Call 08/01/41)	784	793,611
6.63%, 10/15/36	406	417,010
6.85%, 02/15/40(b)	165	164,235
7.50%, 07/01/38	629	688,027
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	395	377,096
Enterprise Products Operating LLC
3.20%, 02/15/52 (Call 08/15/51)	843	572,952
3.30%, 02/15/53 (Call 08/15/52)(b)	797	556,104
3.70%, 01/31/51 (Call 07/31/50)	1,025	768,630
3.95%, 01/31/60 (Call 07/31/59)	853	646,271
4.20%, 01/31/50 (Call 07/31/49)	1,053	860,295
4.25%, 02/15/48 (Call 08/15/47)	1,006	836,522
4.45%, 02/15/43 (Call 08/15/42)	1,021	883,898
4.80%, 02/01/49 (Call 08/01/48)	1,146	1,031,996
4.85%, 08/15/42 (Call 02/15/42)	625	570,280
4.85%, 03/15/44 (Call 09/15/43)	1,298	1,182,241
4.90%, 05/15/46 (Call 11/15/45)	843	766,153
4.95%, 10/15/54 (Call 04/15/54)	318	285,730
5.10%, 02/15/45 (Call 08/15/44)	919	863,809
5.70%, 02/15/42	801	806,988
5.95%, 02/01/41	560	575,046
6.13%, 10/15/39(b)	500	522,338
6.45%, 09/01/40(b)	465	501,697
Security	Par (000)	Value

Pipelines (continued)
7.55%, 04/15/38	$325	$383,395
Series H, 6.65%, 10/15/34(b)	253	278,928
Series J, 5.75%, 03/01/35	75	74,301
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38 (Call 09/30/37)(a)	150	143,257
Flex Intermediate Holdco LLC, 4.32%, 12/30/39 (Call 06/30/39)(a)	338	233,945
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(a)(b)	367	309,671
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(a)	170	143,592
2.63%, 03/31/36(a)	682	541,895
2.94%, 09/30/40(a)(b)	1,537	1,206,094
3.25%, 09/30/40(a)(b)	1,240	917,283
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/38(a)	600	601,367
6.51%, 02/23/42(a)	1,000	1,001,340
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45 (Call 04/15/45)(a)	197	169,492
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	568	461,026
5.00%, 08/15/42 (Call 02/15/42)	505	426,301
5.00%, 03/01/43 (Call 09/01/42)	742	622,547
5.40%, 09/01/44 (Call 03/01/44)	480	420,422
5.50%, 03/01/44 (Call 09/01/43)	669	596,064
5.63%, 09/01/41	352	316,567
5.80%, 03/15/35	435	425,820
6.38%, 03/01/41	424	416,793
6.50%, 02/01/37	416	416,837
6.50%, 09/01/39	541	541,882
6.55%, 09/15/40	362	364,922
6.95%, 01/15/38	925	978,856
7.50%, 11/15/40	390	422,778
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	542	344,960
3.60%, 02/15/51 (Call 08/15/50)	844	569,228
5.05%, 02/15/46 (Call 08/15/45)	758	635,354
5.20%, 03/01/48 (Call 09/01/47)	633	545,050
5.30%, 12/01/34 (Call 06/01/34)(b)	365	345,049
5.45%, 08/01/52 (Call 02/01/52)(b)	651	582,617
5.55%, 06/01/45 (Call 12/01/44)	1,348	1,219,405
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	539	381,978
4.20%, 12/01/42 (Call 06/01/42)	286	207,720
4.20%, 03/15/45 (Call 09/15/44)	194	137,044
4.20%, 10/03/47 (Call 04/03/47)	283	208,429
4.25%, 09/15/46 (Call 03/15/46)	391	291,445
4.85%, 02/01/49 (Call 08/01/48)	360	293,837
5.15%, 10/15/43 (Call 04/15/43)	419	362,522
6.40%, 05/01/37(b)	260	259,628
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	1,313	1,115,309
4.70%, 04/15/48 (Call 10/15/47)	1,274	1,035,601
4.90%, 04/15/58 (Call 10/15/57)	343	270,679
4.95%, 03/14/52 (Call 09/14/51)	1,248	1,041,662
5.20%, 03/01/47 (Call 09/01/46)	800	695,358
5.20%, 12/01/47 (Call 06/01/47)	546	464,349
5.50%, 02/15/49 (Call 08/15/48)(b)	1,151	1,044,726
5.65%, 03/01/53 (Call 09/01/52)	427	396,863
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	596	635,091
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(a)	301	195,654

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.10%, 09/15/42 (Call 03/15/42)(a)	$413	$310,381
4.30%, 01/15/49 (Call 07/15/48)(a)	477	364,112
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)	371	287,294
4.50%, 03/15/50 (Call 09/15/49)	323	252,303
4.95%, 07/13/47 (Call 01/06/47)	574	482,177
5.20%, 07/15/48 (Call 01/15/48)	886	778,358
6.00%, 06/15/35	464	460,615
6.63%, 09/01/53 (Call 03/01/53)	1,608	1,688,505
7.15%, 01/15/51 (Call 07/15/50)	367	393,033
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	568	562,968
6.20%, 09/15/43 (Call 03/15/43)	244	238,573
6.65%, 10/01/36(b)	460	480,272
6.85%, 10/15/37	483	507,592
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43 (Call 07/31/42)(b)	554	418,610
4.70%, 06/15/44 (Call 12/15/43)	290	229,061
4.90%, 02/15/45 (Call 08/15/44)	214	173,436
5.15%, 06/01/42 (Call 12/01/41)	589	496,828
6.65%, 01/15/37	469	483,224
Sabal Trail Transmission LLC
4.68%, 05/01/38 (Call 11/01/37)(a)	459	406,647
4.83%, 05/01/48 (Call 11/01/47)(a)	398	323,954
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37 (Call 03/15/37)	200	202,968
Southern Natural Gas Co. LLC, 4.80%, 03/15/47 (Call 09/15/46)(a)	475	374,272
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	491	392,473
5.95%, 09/25/43 (Call 03/25/43)(b)	265	253,280
Targa Resources Corp.
4.95%, 04/15/52 (Call 10/15/51)	530	434,780
6.25%, 07/01/52 (Call 01/01/52)	395	384,804
6.50%, 02/15/53 (Call 08/15/52)(b)	742	753,831
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	140	155,180
Texas Eastern Transmission LP, 4.15%, 01/15/48 (Call 07/15/47)(a)(b)	198	149,576
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	386	348,734
4.75%, 05/15/38 (Call 11/15/37)	190	165,102
4.88%, 05/15/48 (Call 11/15/47)	709	602,165
5.00%, 10/16/43 (Call 04/16/43)	425	369,768
5.10%, 03/15/49 (Call 09/15/48)	691	616,149
5.60%, 03/31/34	340	327,069
5.85%, 03/15/36	580	573,596
6.10%, 06/01/40	825	828,244
6.20%, 10/15/37	1,060	1,075,245
7.25%, 08/15/38	660	726,891
7.63%, 01/15/39(b)	1,239	1,404,740
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	390	292,652
4.45%, 08/01/42 (Call 02/01/42)	438	359,448
4.60%, 03/15/48 (Call 09/15/47)	560	466,132
5.40%, 08/15/41 (Call 02/15/41)	529	486,117
Western Midstream Operating LP
5.25%, 02/01/50 (Call 08/01/49)	859	715,903
5.30%, 03/01/48 (Call 09/01/47)	505	418,130
5.45%, 04/01/44 (Call 10/01/43)	516	442,306
5.50%, 08/15/48 (Call 02/15/48)	244	204,751
Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The)
3.50%, 10/15/51 (Call 04/15/51)	$689	$465,177
4.85%, 03/01/48 (Call 09/01/47)	606	512,478
4.90%, 01/15/45 (Call 07/15/44)(b)	419	355,815
5.10%, 09/15/45 (Call 03/15/45)	911	810,980
5.30%, 08/15/52 (Call 02/15/52)(b)	622	565,335
5.40%, 03/04/44 (Call 09/04/43)	455	413,508
5.75%, 06/24/44 (Call 12/24/43)	493	469,344
5.80%, 11/15/43 (Call 05/15/43)	307	290,490
6.30%, 04/15/40	1,010	1,025,226
		93,164,122
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)(b)	195	167,371
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)	339	291,674
Carlyle Holdings II Finance LLC, 5.63%,03/30/43(a)	599	531,823
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)	698	596,812
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(a)	376	248,184
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(a)	596	387,641
KKR Group Finance Co. X LLC, 3.25%, 12/15/51 (Call 06/15/51)(a)	606	374,398
		2,597,903
Real Estate — 0.0%
CBRE Services Inc., 5.95%, 08/15/34 (Call 05/15/34)	382	380,314
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(a)	100	100,454
		480,768
Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities Inc.
2.95%, 03/15/34 (Call 12/15/33)	417	328,818
3.00%, 05/18/51 (Call 11/18/50)	639	383,517
3.55%, 03/15/52 (Call 09/15/51)	770	519,800
4.00%, 02/01/50 (Call 08/01/49)	532	387,029
4.75%, 04/15/35 (Call 01/15/35)(b)	768	703,893
4.85%, 04/15/49 (Call 10/15/48)	267	220,034
5.15%, 04/15/53 (Call 10/15/52)(b)	348	311,259
American Homes 4 Rent LP
3.38%, 07/15/51 (Call 01/15/51)	335	207,263
4.30%, 04/15/52 (Call 10/15/51)	255	189,952
American Tower Corp.
2.95%, 01/15/51 (Call 07/15/50)(b)	965	594,292
3.10%, 06/15/50 (Call 12/15/49)	1,002	629,117
3.70%, 10/15/49 (Call 04/15/49)	589	413,635
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	316	236,124
4.15%, 07/01/47 (Call 01/01/47)	255	199,442
4.35%, 04/15/48 (Call 10/15/47)	243	191,676
Camden Property Trust, 3.35%, 11/01/49
(Call 05/01/49)(b)	234	161,423
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	1,003	676,177
3.25%, 01/15/51 (Call 07/15/50)(b)	773	497,464
4.75%, 05/15/47 (Call 11/15/46)	412	336,367

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Crown Castle International Corp.
4.00%, 11/15/49 (Call 05/15/49)	$208	$151,887
4.15%, 07/01/50 (Call 01/01/50)	703	531,334
5.20%, 02/15/49 (Call 08/15/48)	261	227,620
Equinix Inc.
2.95%, 09/15/51 (Call 03/15/51)	429	259,491
3.00%, 07/15/50 (Call 01/15/50)(b)	303	188,237
3.40%, 02/15/52 (Call 08/15/51)	390	259,824
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)	260	192,499
4.50%, 07/01/44 (Call 01/01/44)	793	652,221
4.50%, 06/01/45 (Call 12/01/44)	272	215,938
Essex Portfolio LP
2.65%, 09/01/50 (Call 03/01/50)	354	193,794
4.50%, 03/15/48 (Call 09/15/47)	290	231,722
Federal Realty Investment Trust
3.63%, 08/01/46 (Call 02/01/46)	289	184,156
4.50%, 12/01/44 (Call 06/01/44)(b)	467	358,915
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37 (Call 04/15/37)(a)	173	140,320
Healthpeak Properties Inc., 6.75%, 02/01/41 (Call 08/01/40)	267	275,556
Kimco Realty Corp.
3.70%, 10/01/49 (Call 04/01/49)(b)	394	269,450
4.13%, 12/01/46 (Call 06/01/46)	316	229,597
4.25%, 04/01/45 (Call 10/01/44)(b)	360	271,089
4.45%, 09/01/47 (Call 03/01/47)	368	284,261
Mid-America Apartments LP, 2.88%, 09/15/51 (Call 03/15/51)(b)	185	111,409
NNN REIT Inc.
3.00%, 04/15/52 (Call 10/15/51)	480	285,744
3.10%, 04/15/50 (Call 10/15/49)	255	155,571
3.50%, 04/15/51 (Call 01/15/50)(b)	374	249,963
4.80%, 10/15/48 (Call 04/25/48)	326	261,427
Prologis LP
2.13%, 10/15/50 (Call 04/15/50)	473	250,970
3.00%, 04/15/50 (Call 10/15/49)	624	399,562
3.05%, 03/01/50 (Call 09/01/49)	326	210,026
4.38%, 09/15/48 (Call 03/15/48)	290	233,567
5.25%, 06/15/53 (Call 12/15/52)	865	815,136
Public Storage Operating Co., 5.35%, 08/01/53 (Call 02/01/53)(b)	590	567,408
Realty Income Corp.
4.65%, 03/15/47 (Call 09/15/46)(b)	539	467,126
5.88%, 03/15/35(b)	200	199,731
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	399	307,399
4.65%, 03/15/49 (Call 09/15/48)	298	236,207
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)	994	653,964
3.80%, 07/15/50 (Call 01/15/50)(b)	574	412,590
4.25%, 10/01/44 (Call 04/01/44)	327	250,887
4.25%, 11/30/46 (Call 05/30/46)	435	331,084
4.75%, 03/15/42 (Call 09/15/41)(b)	483	406,950
5.85%, 03/08/53 (Call 09/08/52)	510	495,279
6.65%, 01/15/54 (Call 07/15/53)(b)	195	209,294
6.75%, 02/01/40 (Call 11/01/39)	636	674,318
Trust Fibra Uno
6.39%, 01/15/50 (Call 07/28/49)(a)	500	383,550
6.95%, 01/30/44 (Call 07/30/43)(a)	445	369,297
UDR Inc., 3.10%, 11/01/34 (Call 08/01/34)	195	152,445
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	$220	$164,375
4.88%, 04/15/49 (Call 10/15/48)	318	251,768
5.70%, 09/30/43 (Call 03/30/43)	408	364,094
VICI Properties LP, 5.63%, 05/15/52 (Call 11/15/51)	631	544,118
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)(b)	433	276,388
WEA Finance LLC/Westfield UK & Europe Finance PLC, 4.75%, 09/17/44 (Call 03/17/44)(a)	407	272,908
Welltower Inc.
5.13%, 03/15/43 (Call 09/15/42)	295	245,535
6.50%, 03/15/41 (Call 09/15/40)	395	407,536
Welltower OP LLC, 4.95%, 09/01/48 (Call 03/01/48)	189	164,463
Weyerhaeuser Co., 4.00%, 03/09/52 (Call 09/09/51)	445	337,818
		24,425,100
Retail — 3.0%
7-Eleven Inc.
2.50%, 02/10/41 (Call 09/10/40)(a)(b)	496	318,129
2.80%, 02/10/51 (Call 08/10/50)(a)	1,085	639,413
Alimentation Couche-Tard Inc.
3.44%, 05/13/41 (Call 11/13/40)(a)	336	237,198
3.63%, 05/13/51 (Call 11/13/50)(a)	315	207,722
3.80%, 01/25/50 (Call 07/25/49)(a)	373	258,504
4.50%, 07/26/47 (Call 01/26/47)(a)	475	364,878
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(a)(b)	630	439,436
CK Hutchison International 21 Ltd., 3.13%, 04/15/41 (Call 10/15/40)(a)(b)	835	609,303
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	194	154,091
Dick’s Sporting Goods Inc., 4.10%, 01/15/52 (Call 07/15/51)	562	374,939
Dollar General Corp.
4.13%, 04/03/50 (Call 10/03/49)	216	158,745
5.50%, 11/01/52 (Call 05/01/52)(b)	233	208,674
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	182	116,163
Home Depot Inc. (The)
2.38%, 03/15/51 (Call 09/15/50)	1,119	652,348
2.75%, 09/15/51 (Call 03/15/51)	920	579,031
3.13%, 12/15/49 (Call 06/15/49)	1,278	879,134
3.30%, 04/15/40 (Call 10/15/39)	1,126	877,392
3.35%, 04/15/50 (Call 10/15/49)	1,224	880,834
3.50%, 09/15/56 (Call 03/15/56)(b)	700	501,946
3.63%, 04/15/52 (Call 10/15/51)	1,388	1,041,558
3.90%, 06/15/47 (Call 12/15/46)	1,137	905,782
4.20%, 04/01/43 (Call 10/01/42)	968	830,953
4.25%, 04/01/46 (Call 10/01/45)(b)	1,500	1,271,569
4.40%, 03/15/45 (Call 09/15/44)	892	776,542
4.50%, 12/06/48 (Call 06/06/48)	1,379	1,215,883
4.88%, 02/15/44 (Call 08/15/43)	710	661,450
4.95%, 09/15/52 (Call 03/15/52)(b)	830	786,006
5.40%, 09/15/40 (Call 03/15/40)	469	469,463
5.88%, 12/16/36	2,598	2,775,531
5.95%, 04/01/41 (Call 10/01/40)	872	919,575
Lowe’s Companies Inc.
2.80%, 09/15/41 (Call 03/15/41)	801	544,293
3.00%, 10/15/50 (Call 04/15/50)(b)	1,380	869,742
3.50%, 04/01/51 (Call 10/01/50)(b)	470	322,707

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.70%, 04/15/46 (Call 10/15/45)	$1,294	$953,284
4.05%, 05/03/47 (Call 11/03/46)	1,317	1,018,428
4.25%, 04/01/52 (Call 10/01/51)	1,304	1,023,849
4.38%, 09/15/45 (Call 03/15/45)	329	270,000
4.45%, 04/01/62 (Call 10/01/61)	992	767,830
4.55%, 04/05/49 (Call 10/05/48)	442	360,048
4.65%, 04/15/42 (Call 10/15/41)	484	422,383
5.00%, 04/15/40 (Call 10/15/39)	355	321,857
5.00%, 09/15/43 (Call 03/15/43)(b)	30	26,938
5.13%, 04/15/50 (Call 10/15/49)	559	502,135
5.50%, 10/15/35	382	382,000
5.63%, 04/15/53 (Call 10/15/52)	1,225	1,191,609
5.75%, 07/01/53 (Call 01/01/53)	514	506,746
5.80%, 10/15/36	255	259,119
5.80%, 09/15/62 (Call 03/15/62)	794	768,382
5.85%, 04/01/63 (Call 10/01/62)	387	374,886
McDonald’s Corp.
3.63%, 05/01/43	406	310,104
3.63%, 09/01/49 (Call 03/01/49)	1,483	1,103,997
3.70%, 02/15/42	491	386,955
4.20%, 04/01/50 (Call 10/01/49)	612	498,127
4.45%, 03/01/47 (Call 09/01/46)	1,147	977,747
4.45%, 09/01/48 (Call 03/01/48)	611	524,339
4.60%, 05/26/45 (Call 11/26/44)	476	418,076
4.70%, 12/09/35 (Call 06/09/35)	282	266,801
4.88%, 07/15/40(b)	264	242,809
4.88%, 12/09/45 (Call 06/09/45)	1,236	1,125,731
5.15%, 09/09/52 (Call 03/09/52)	714	671,069
5.45%, 08/14/53 (Call 02/14/53)	860	847,413
5.70%, 02/01/39	460	464,914
6.30%, 10/15/37	897	971,263
6.30%, 03/01/38(b)	567	616,288
Starbucks Corp.
3.35%, 03/12/50 (Call 09/12/49)	383	266,474
3.50%, 11/15/50 (Call 05/15/50)(b)	1,108	799,293
3.75%, 12/01/47 (Call 06/01/47)	374	280,783
4.30%, 06/15/45 (Call 12/10/44)	311	258,594
4.45%, 08/15/49 (Call 02/15/49)	753	637,029
4.50%, 11/15/48 (Call 05/15/48)	755	645,374
Target Corp.
2.95%, 01/15/52 (Call 07/15/51)(b)	816	534,713
3.63%, 04/15/46	552	424,932
3.90%, 11/15/47 (Call 05/15/47)	622	499,444
4.00%, 07/01/42	639	540,888
4.80%, 01/15/53 (Call 07/15/52)(b)	979	897,439
6.50%, 10/15/37	639	721,176
7.00%, 01/15/38	500	581,183
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)(b)	186	167,324
TJX Companies Inc. (The), 4.50%, 04/15/50 (Call 10/15/49)(b)	185	163,177
Walgreen Co., 4.40%, 09/15/42	300	212,812
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (Call 10/15/49)(b)	584	378,033
4.65%, 06/01/46 (Call 12/01/45)(b)	175	125,052
4.80%, 11/18/44 (Call 05/18/44)	640	473,207
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	1,200	834,754
2.65%, 09/22/51 (Call 03/22/51)(b)	1,620	1,049,602
2.95%, 09/24/49 (Call 03/24/49)(b)	476	329,103
3.63%, 12/15/47 (Call 06/15/47)	532	419,324
3.95%, 06/28/38 (Call 12/28/37)(b)	279	249,897
Security	Par (000)	Value

Retail (continued)
4.00%, 04/11/43 (Call 10/11/42)	$495	$423,990
4.05%, 06/29/48 (Call 12/29/47)	1,260	1,079,747
4.30%, 04/22/44 (Call 10/22/43)(b)	260	232,157
4.50%, 09/09/52 (Call 03/09/52)	901	819,223
4.50%, 04/15/53 (Call 10/15/52)	1,335	1,216,386
4.88%, 07/08/40(b)	200	190,686
5.00%, 10/25/40(b)	400	400,848
5.25%, 09/01/35	1,377	1,439,480
5.63%, 04/01/40(b)	430	453,699
5.63%, 04/15/41	50	52,693
6.20%, 04/15/38(b)	665	747,191
6.50%, 08/15/37(b)	860	989,649
		59,959,417
Semiconductors — 2.4%
Advanced Micro Devices Inc., 4.39%, 06/01/52
(Call 12/01/51)(b)	161	140,185
Analog Devices Inc.
2.80%, 10/01/41 (Call 04/01/41)	438	307,468
2.95%, 10/01/51 (Call 04/01/51)(b)	783	516,532
5.30%, 12/15/45 (Call 06/15/45)	215	202,131
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)(b)	529	350,618
4.35%, 04/01/47 (Call 10/01/46)	1,165	1,026,978
5.10%, 10/01/35 (Call 04/01/35)(b)	329	332,423
5.85%, 06/15/41	541	567,159
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(a)	2,871	2,234,628
3.19%, 11/15/36 (Call 08/15/36)(a)	2,239	1,710,763
3.47%, 04/15/34 (Call 01/15/34)(a)	2,268	1,885,877
3.50%, 02/15/41 (Call 08/15/40)(a)	2,500	1,866,087
3.75%, 02/15/51 (Call 08/15/50)(a)(b)	1,482	1,079,535
4.93%, 05/15/37 (Call 02/15/37)(a)	1,997	1,829,115
Intel Corp.
2.80%, 08/12/41 (Call 02/12/41)	655	463,123
3.05%, 08/12/51 (Call 02/12/51)(b)	1,149	759,727
3.10%, 02/15/60 (Call 08/15/59)	969	619,378
3.20%, 08/12/61 (Call 02/12/61)	620	397,419
3.25%, 11/15/49 (Call 05/15/49)	1,633	1,126,467
3.73%, 12/08/47 (Call 06/08/47)	1,691	1,299,136
4.10%, 05/19/46 (Call 11/19/45)	1,056	865,521
4.10%, 05/11/47 (Call 11/11/46)	789	639,653
4.25%, 12/15/42	480	408,337
4.60%, 03/25/40 (Call 09/25/39)(b)	599	557,245
4.75%, 03/25/50 (Call 09/25/49)	1,725	1,532,302
4.80%, 10/01/41	574	528,927
4.90%, 07/29/45 (Call 01/29/45)	601	574,497
4.90%, 08/05/52 (Call 02/05/52)	1,420	1,301,593
4.95%, 03/25/60 (Call 09/25/59)(b)	723	663,218
5.05%, 08/05/62 (Call 02/05/62)(b)	750	690,475
5.63%, 02/10/43 (Call 08/10/42)	835	850,132
5.70%, 02/10/53 (Call 08/10/52)(b)	1,750	1,777,926
5.90%, 02/10/63 (Call 08/10/62)	1,106	1,156,816
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	556	395,371
4.95%, 07/15/52 (Call 01/15/52)	900	847,045
5.00%, 03/15/49 (Call 09/15/48)(b)	270	251,317
5.25%, 07/15/62 (Call 01/15/62)	638	613,719
5.65%, 11/01/34 (Call 07/01/34)(b)	155	158,412
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)(b)	348	229,097
3.13%, 06/15/60 (Call 12/15/59)	403	256,627

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.88%, 03/15/49 (Call 09/15/48)	$448	$414,130
Micron Technology Inc.
3.37%, 11/01/41 (Call 05/01/41)	539	377,274
3.48%, 11/01/51 (Call 05/01/51)	196	131,328
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	1,054	868,589
3.50%, 04/01/50 (Call 10/01/49)	1,453	1,124,663
3.70%, 04/01/60 (Call 10/01/59)	358	275,538
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42 (Call 08/15/41)	363	247,701
3.25%, 05/11/41 (Call 11/11/40)(b)	757	540,030
3.25%, 11/30/51 (Call 05/30/51)(b)	344	225,007
QUALCOMM Inc.
3.25%, 05/20/50 (Call 11/20/49)(b)	544	392,296
4.30%, 05/20/47 (Call 11/20/46)	1,188	1,020,869
4.50%, 05/20/52 (Call 11/20/51)	979	850,776
4.65%, 05/20/35 (Call 11/20/34)(b)	864	847,534
4.80%, 05/20/45 (Call 11/20/44)	1,591	1,489,137
6.00%, 05/20/53 (Call 11/20/52)	1,114	1,209,736
Texas Instruments Inc.
2.70%, 09/15/51 (Call 03/15/51)	389	246,380
3.88%, 03/15/39 (Call 09/15/38)	679	592,143
4.10%, 08/16/52 (Call 02/16/52)	371	302,644
4.15%, 05/15/48 (Call 11/15/47)	1,172	994,468
5.00%, 03/14/53 (Call 09/14/52)	692	665,058
5.05%, 05/18/63 (Call 11/18/62)	1,147	1,088,817
TSMC Arizona Corp.
3.13%, 10/25/41 (Call 04/25/41)	360	272,293
3.25%, 10/25/51 (Call 04/25/51)	699	501,600
4.50%, 04/22/52 (Call 10/22/51)(b)	825	763,102
		48,454,092
Software — 2.8%
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)(b)	309	200,434
Fidelity National Information Services Inc.
3.10%, 03/01/41 (Call 09/01/40)(b)	718	502,207
4.50%, 08/15/46 (Call 02/15/46)	190	150,319
5.63%, 07/15/52 (Call 01/15/52)	574	553,154
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	288	232,124
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	1,424	1,170,973
Intuit Inc., 5.50%, 09/15/53 (Call 03/15/53)	835	856,796
Microsoft Corp.
2.50%, 09/15/50 (Call 03/15/50)(a)	956	606,266
2.53%, 06/01/50 (Call 12/01/49)(b)	4,941	3,180,571
2.68%, 06/01/60 (Call 12/01/59)	3,021	1,898,648
2.92%, 03/17/52 (Call 09/17/51)	4,864	3,358,581
3.04%, 03/17/62 (Call 09/17/61)	1,490	1,013,008
3.45%, 08/08/36 (Call 02/08/36)	1,600	1,408,163
3.50%, 02/12/35 (Call 08/12/34)(b)	1,451	1,324,864
3.50%, 11/15/42	657	540,525
3.70%, 08/08/46 (Call 02/08/46)(b)	1,699	1,408,180
3.75%, 02/12/45 (Call 08/12/44)(b)	462	391,529
3.95%, 08/08/56 (Call 02/08/56)(b)	376	312,302
4.00%, 02/12/55 (Call 08/12/54)	256	217,285
4.10%, 02/06/37 (Call 08/06/36)	777	729,595
4.20%, 11/03/35 (Call 05/03/35)	553	533,369
4.25%, 02/06/47 (Call 08/06/46)(b)	899	827,325
4.45%, 11/03/45 (Call 05/03/45)	890	849,622
4.50%, 10/01/40	498	488,436
4.50%, 06/15/47 (Call 12/15/46)(a)(b)	60	55,793
4.50%, 02/06/57 (Call 08/06/56)	690	637,937
Security	Par (000)	Value

Software (continued)
4.75%, 11/03/55 (Call 05/03/55)	$246	$234,152
5.20%, 06/01/39	361	377,757
5.30%, 02/08/41	766	815,357
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	2,408	1,831,088
3.60%, 04/01/50 (Call 10/01/49)	3,890	2,716,490
3.65%, 03/25/41 (Call 09/25/40)	1,827	1,384,252
3.80%, 11/15/37 (Call 05/15/37)	1,476	1,202,714
3.85%, 07/15/36 (Call 01/15/36)	1,232	1,029,006
3.85%, 04/01/60 (Call 10/01/59)	3,076	2,112,631
3.90%, 05/15/35 (Call 11/15/34)	1,080	924,394
3.95%, 03/25/51 (Call 09/25/50)	2,785	2,060,594
4.00%, 07/15/46 (Call 01/15/46)	2,359	1,790,639
4.00%, 11/15/47 (Call 05/15/47)	1,743	1,316,735
4.10%, 03/25/61 (Call 09/25/60)	1,139	821,977
4.13%, 05/15/45 (Call 11/15/44)	1,550	1,209,611
4.30%, 07/08/34 (Call 01/08/34)	1,408	1,270,277
4.38%, 05/15/55 (Call 11/15/54)	965	747,605
4.50%, 07/08/44 (Call 01/08/44)	827	690,274
5.38%, 07/15/40(b)	1,820	1,715,764
5.55%, 02/06/53 (Call 08/06/52)(b)	1,866	1,759,087
6.13%, 07/08/39	961	985,938
6.50%, 04/15/38	1,146	1,226,464
6.90%, 11/09/52 (Call 05/09/52)	2,051	2,287,128
salesforce.com Inc.
2.70%, 07/15/41 (Call 01/15/41)(b)	864	615,090
2.90%, 07/15/51 (Call 01/15/51)	1,641	1,089,124
3.05%, 07/15/61 (Call 01/15/61)	1,023	654,553
		56,316,707
Telecommunications — 5.9%
America Movil SAB de CV
4.38%, 07/16/42	1,093	916,021
4.38%, 04/22/49 (Call 10/22/48)(b)	413	340,509
6.13%, 11/15/37	749	770,332
6.13%, 03/30/40	1,689	1,740,520
6.38%, 03/01/35(b)	1,259	1,348,987
AT&T Inc.
3.10%, 02/01/43 (Call 08/01/42)(b)	656	465,130
3.30%, 02/01/52 (Call 08/01/51)(b)	827	545,611
3.50%, 06/01/41 (Call 12/01/40)	2,181	1,620,986
3.50%, 09/15/53 (Call 03/15/53)(b)	6,237	4,152,372
3.50%, 02/01/61 (Call 08/01/60)	785	502,275
3.55%, 09/15/55 (Call 03/15/55)	6,132	4,042,639
3.65%, 06/01/51 (Call 12/01/50)	2,490	1,734,490
3.65%, 09/15/59 (Call 03/15/59)(b)	5,208	3,437,375
3.80%, 12/01/57 (Call 06/01/57)	4,927	3,367,750
3.85%, 06/01/60 (Call 12/01/59)	1,503	1,030,560
4.30%, 12/15/42 (Call 06/15/42)(b)	1,154	945,661
4.35%, 06/15/45 (Call 12/15/44)	969	775,488
4.50%, 05/15/35 (Call 11/15/34)	2,318	2,098,362
4.50%, 03/09/48 (Call 09/09/47)	1,461	1,191,908
4.55%, 03/09/49 (Call 09/09/48)	1,049	850,313
4.65%, 06/01/44 (Call 12/01/43)	395	328,834
4.75%, 05/15/46 (Call 11/15/45)	1,535	1,300,903
4.80%, 06/15/44 (Call 12/15/43)	354	301,391
4.85%, 03/01/39 (Call 09/01/38)	925	830,264
4.85%, 07/15/45 (Call 01/15/45)	284	239,773
4.90%, 08/15/37 (Call 02/14/37)	656	598,843
5.15%, 03/15/42(b)	266	240,979
5.15%, 11/15/46 (Call 05/15/46)	615	550,770
5.15%, 02/15/50 (Call 08/14/49)	542	477,373

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.25%, 03/01/37 (Call 09/01/36)	$899	$857,642
5.35%, 09/01/40	533	501,281
5.40%, 02/15/34 (Call 11/15/33)	1,958	1,935,353
5.45%, 03/01/47 (Call 09/01/46)	539	499,528
5.55%, 08/15/41	362	344,359
5.65%, 02/15/47 (Call 08/15/46)	600	578,823
5.70%, 03/01/57 (Call 09/01/56)(b)	285	266,524
6.00%, 08/15/40 (Call 05/15/40)	345	345,527
6.15%, 09/15/34	175	177,216
6.25%, 03/29/41	240	241,075
6.30%, 01/15/38	819	852,254
6.38%, 03/01/41	251	260,618
6.55%, 02/15/39	420	441,176
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	604	430,780
4.30%, 07/29/49 (Call 01/29/49)	417	331,227
4.46%, 04/01/48 (Call 10/01/47)	791	661,320
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	314	222,266
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)(b)	427	279,898
British Telecommunications PLC, 4.25%, 11/08/49 (Call 05/08/49)(a)	200	149,025
Cisco Systems Inc.
5.50%, 01/15/40	1,968	2,014,891
5.90%, 02/15/39	1,877	1,999,837
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	250	184,954
4.38%, 11/15/57 (Call 05/15/57)(b)	598	473,441
4.70%, 03/15/37	585	531,219
4.75%, 03/15/42	511	446,906
5.35%, 11/15/48 (Call 05/15/48)(b)	162	149,734
5.45%, 11/15/79 (Call 05/15/79)	879	768,108
5.75%, 08/15/40	540	535,078
5.85%, 11/15/68 (Call 05/15/68)	139	128,817
7.25%, 08/15/36 (Call 08/15/26)	295	307,282
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)	336	249,734
Deutsche Telekom International Finance BV
4.75%, 06/21/38 (Call 12/21/37)(a)	596	549,395
4.88%, 03/06/42(a)	742	671,389
Juniper Networks Inc., 5.95%, 03/15/41(b)	424	399,372
Motorola Solutions Inc., 5.50%, 09/01/44	116	106,685
Nokia OYJ, 6.63%, 05/15/39	498	469,091
Ooredoo International Finance Ltd., 4.50%, 01/31/43(a)	368	317,880
Orange SA
5.38%, 01/13/42	1,264	1,196,019
5.50%, 02/06/44 (Call 08/06/43)	219	211,084
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)(b)	980	679,230
4.30%, 02/15/48 (Call 08/15/47)	544	409,858
4.35%, 05/01/49 (Call 11/01/48)	810	622,592
4.50%, 03/15/42 (Call 09/15/41)	667	549,334
4.50%, 03/15/43 (Call 09/15/42)	366	297,551
4.55%, 03/15/52 (Call 09/15/51)	1,741	1,381,099
5.00%, 03/15/44 (Call 09/15/43)	668	573,832
5.45%, 10/01/43 (Call 04/01/43)(b)	496	446,844
7.50%, 08/15/38	918	995,991
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)(b)	139	100,553
SES SA, 5.30%, 04/04/43(a)(b)	405	279,774
Security	Par (000)	Value

Telecommunications (continued)
Telefonica Emisiones SA
4.67%, 03/06/38(b)	$599	$519,542
4.90%, 03/06/48	987	804,103
5.21%, 03/08/47	1,816	1,558,989
5.52%, 03/01/49 (Call 09/01/48)	953	847,424
7.05%, 06/20/36	1,923	2,084,406
TELUS Corp.
4.30%, 06/15/49 (Call 12/15/48)	447	346,578
4.60%, 11/16/48 (Call 05/16/48)	419	344,061
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	2,227	1,570,969
3.30%, 02/15/51 (Call 08/15/50)(b)	2,619	1,754,070
3.40%, 10/15/52 (Call 04/15/52)	2,342	1,577,731
3.60%, 11/15/60 (Call 05/15/60)	1,525	1,017,035
4.38%, 04/15/40 (Call 10/15/39)	1,750	1,495,616
4.50%, 04/15/50 (Call 10/15/49)	2,547	2,118,149
5.65%, 01/15/53 (Call 07/15/52)	1,515	1,479,850
5.75%, 01/15/54 (Call 07/15/53)	1,155	1,143,166
5.80%, 09/15/62 (Call 03/15/62)	718	706,715
6.00%, 06/15/54 (Call 12/15/53)	860	879,004
Verizon Communications Inc.
2.65%, 11/20/40 (Call 05/20/40)	2,640	1,797,073
2.85%, 09/03/41 (Call 03/03/41)	968	672,706
2.88%, 11/20/50 (Call 05/20/50)	2,340	1,481,064
2.99%, 10/30/56 (Call 04/30/56)	2,883	1,769,806
3.00%, 11/20/60 (Call 05/20/60)	1,629	988,463
3.40%, 03/22/41 (Call 09/22/40)	3,113	2,354,541
3.55%, 03/22/51 (Call 09/22/50)	3,638	2,616,667
3.70%, 03/22/61 (Call 09/22/60)(b)	2,711	1,917,252
3.85%, 11/01/42 (Call 05/01/42)	692	549,009
3.88%, 03/01/52 (Call 09/01/51)	899	685,636
4.00%, 03/22/50 (Call 09/22/49)	1,069	828,322
4.13%, 08/15/46(b)	655	528,332
4.27%, 01/15/36	65	58,291
4.40%, 11/01/34 (Call 05/01/34)	1,897	1,743,373
4.52%, 09/15/48	1,032	886,564
4.67%, 03/15/55(b)	589	505,459
4.75%, 11/01/41	566	520,628
4.81%, 03/15/39	1,127	1,032,393
4.86%, 08/21/46(b)	2,160	1,928,133
5.01%, 04/15/49(b)	465	432,621
5.01%, 08/21/54(b)	230	206,916
5.25%, 03/16/37	921	912,000
5.50%, 03/16/47	498	489,166
5.85%, 09/15/35(b)	350	363,968
6.55%, 09/15/43	747	817,012
Vodafone Group PLC
4.25%, 09/17/50	1,553	1,202,129
4.38%, 02/19/43	1,235	1,013,286
4.88%, 06/19/49	1,776	1,509,615
5.00%, 05/30/38(b)	315	299,395
5.13%, 06/19/59	196	164,510
5.25%, 05/30/48(b)	1,056	964,241
5.63%, 02/10/53 (Call 08/10/52)	838	796,449
5.75%, 02/10/63 (Call 08/10/62)	145	137,533
6.15%, 02/27/37	1,454	1,501,642
Xiaomi Best Time International Ltd., 4.10%,
07/14/51 (Call 01/14/51)(a)	210	135,862
		118,227,350

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	$281	$231,154
6.35%, 03/15/40	472	458,253
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	410	350,179
6.20%, 10/01/40(b)	320	300,338
		1,339,924
Transportation — 3.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	526	339,835
3.05%, 02/15/51 (Call 08/15/50)	477	317,172
3.30%, 09/15/51 (Call 03/15/51)	737	518,360
3.55%, 02/15/50 (Call 08/15/49)	685	508,084
3.90%, 08/01/46 (Call 02/01/46)	686	540,419
4.05%, 06/15/48 (Call 12/15/47)	629	505,330
4.13%, 06/15/47 (Call 12/15/46)	840	684,457
4.15%, 04/01/45 (Call 10/01/44)	808	667,392
4.15%, 12/15/48 (Call 06/15/48)	833	680,981
4.38%, 09/01/42 (Call 03/01/42)	565	487,480
4.40%, 03/15/42 (Call 09/15/41)	488	423,444
4.45%, 03/15/43 (Call 09/15/42)	588	510,905
4.45%, 01/15/53 (Call 07/15/52)(b)	910	790,625
4.55%, 09/01/44 (Call 03/01/44)	645	565,418
4.70%, 09/01/45 (Call 03/01/45)	521	462,434
4.90%, 04/01/44 (Call 10/01/43)	854	797,758
4.95%, 09/15/41 (Call 03/15/41)	263	243,808
5.05%, 03/01/41 (Call 09/01/40)	393	371,354
5.15%, 09/01/43 (Call 03/01/43)	581	555,887
5.20%, 04/15/54 (Call 10/15/53)	951	921,733
5.40%, 06/01/41 (Call 12/01/40)	505	503,675
5.75%, 05/01/40 (Call 11/01/39)	594	614,513
6.15%, 05/01/37	763	818,724
6.20%, 08/15/36(b)	425	457,595
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	461	276,400
3.20%, 08/02/46 (Call 02/02/46)	317	225,607
3.50%, 11/15/42 (Call 05/14/42)(b)	458	339,682
3.65%, 02/03/48 (Call 08/03/47)	294	225,584
4.40%, 08/05/52 (Call 02/05/52)	419	361,171
4.45%, 01/20/49 (Call 07/20/48)	371	318,591
4.50%, 11/07/43 (Call 05/07/43)	133	113,138
6.13%, 11/01/53 (Call 05/01/53)(b)	50	55,396
6.20%, 06/01/36	640	687,988
6.25%, 08/01/34	420	452,302
6.38%, 11/15/37	519	560,118
6.71%, 07/15/36(b)	167	180,720
Canadian Pacific Railway Co.
3.00%, 12/02/41 (Call 06/02/41)(b)	866	760,948
3.10%, 12/02/51 (Call 06/02/51)(b)	1,527	1,020,046
3.50%, 05/01/50 (Call 11/01/49)	490	346,559
4.20%, 11/15/69 (Call 05/15/69)	236	177,796
4.30%, 05/15/43 (Call 11/15/42)	401	331,098
4.70%, 05/01/48 (Call 11/01/47)	533	454,247
4.80%, 09/15/35 (Call 03/15/35)	220	205,444
4.80%, 08/01/45 (Call 02/01/45)	531	466,783
4.95%, 08/15/45 (Call 02/15/45)	417	372,696
5.75%, 01/15/42	618	589,339
5.95%, 05/15/37	669	682,614
6.13%, 09/15/2115 (Call 03/15/2115)	394	398,777
Central Japan Railway Co., 4.25%, 11/24/45 (Call 05/24/45)(a)	141	113,921
Security	Par (000)	Value

Transportation (continued)
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)	$523	$307,380
3.35%, 09/15/49 (Call 03/15/49)	520	361,175
3.80%, 11/01/46 (Call 05/01/46)	712	544,553
3.80%, 04/15/50 (Call 10/15/49)	526	396,044
3.95%, 05/01/50 (Call 11/01/49)	677	526,801
4.10%, 03/15/44 (Call 09/15/43)	687	558,796
4.25%, 11/01/66 (Call 05/01/66)	533	414,603
4.30%, 03/01/48 (Call 09/01/47)	743	611,962
4.40%, 03/01/43 (Call 09/01/42)(b)	287	243,536
4.50%, 03/15/49 (Call 09/15/48)	509	426,722
4.50%, 11/15/52 (Call 05/15/52)(b)	880	752,267
4.50%, 08/01/54 (Call 02/01/54)	231	195,245
4.65%, 03/01/68 (Call 09/01/67)	190	158,369
4.75%, 05/30/42 (Call 11/30/41)	571	511,623
4.75%, 11/15/48 (Call 05/15/48)	659	574,527
5.50%, 04/15/41 (Call 10/15/40)	507	497,666
6.00%, 10/01/36	444	466,948
6.15%, 05/01/37(b)	621	660,287
6.22%, 04/30/40	519	550,759
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50 (Call 02/18/50)(a)	295	168,384
3.83%, 09/14/61 (Call 03/14/61)(a)	660	415,415
Empresa de Transporte de Pasajeros Metro SA
3.69%, 09/13/61 (Call 03/13/61)(a)	515	305,346
4.70%, 05/07/50 (Call 11/07/49)(a)	808	617,505
5.00%, 01/25/47 (Call 07/25/46)(a)	480	386,155
ENA Master Trust, 4.00%, 05/19/48
(Call 02/19/48)(a)	200	138,000
FedEx Corp.
3.25%, 05/15/41 (Call 11/15/40)	763	554,365
3.88%, 08/01/42	660	512,916
3.90%, 02/01/35(b)	230	198,651
4.05%, 02/15/48 (Call 08/15/47)	692	538,623
4.10%, 04/15/43	605	481,996
4.10%, 02/01/45	541	425,557
4.40%, 01/15/47 (Call 07/15/46)	635	518,538
4.50%, 02/01/65	169	126,847
4.55%, 04/01/46 (Call 10/01/45)	949	798,631
4.75%, 11/15/45 (Call 05/15/45)	1,247	1,077,270
4.95%, 10/17/48 (Call 04/17/48)	772	685,056
5.10%, 01/15/44	605	547,198
5.25%, 05/15/50 (Call 11/15/49)(b)	1,098	1,023,780
Norfolk Southern Corp.
2.90%, 08/25/51 (Call 02/25/51)	535	330,861
3.05%, 05/15/50 (Call 11/15/49)	668	431,820
3.16%, 05/15/55 (Call 11/15/54)	535	342,922
3.40%, 11/01/49 (Call 05/01/49)	357	248,582
3.70%, 03/15/53 (Call 09/15/52)	318	228,607
3.94%, 11/01/47 (Call 05/01/47)(b)	646	499,813
3.95%, 10/01/42 (Call 04/01/42)	665	526,821
4.05%, 08/15/52 (Call 02/15/52)	629	488,043
4.10%, 05/15/49 (Call 11/15/48)	464	364,474
4.10%, 05/15/2121 (Call 11/15/2120)	290	199,872
4.15%, 02/28/48 (Call 08/28/47)	730	579,759
4.45%, 06/15/45 (Call 12/15/44)	464	387,069
4.55%, 06/01/53 (Call 12/01/52)	656	552,854
4.65%, 01/15/46 (Call 07/15/45)	506	431,915
4.80%, 08/15/43 (Call 02/15/43)	230	191,825
4.84%, 10/01/41	793	715,906
5.10%, 08/01/2118 (Call 02/01/2118)	80	66,851

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
5.35%, 08/01/54 (Call 02/01/54)	$920	$878,893
5.95%, 03/15/64 (Call 09/15/63)	600	612,919
Polar Tankers Inc., 5.95%, 05/10/37(a)	1,241	1,246,086
TTX Co.
3.90%, 02/01/45 (Call 08/01/44)(a)	240	182,558
4.20%, 07/01/46 (Call 01/01/46)(a)	370	293,006
4.60%, 02/01/49 (Call 08/01/48)(a)	341	289,412
4.65%, 06/15/44(a)	240	198,753
5.65%, 12/01/52 (Call 06/01/52)(a)	315	310,108
Union Pacific Corp.
2.89%, 04/06/36 (Call 01/06/36)	335	265,494
2.95%, 03/10/52 (Call 09/10/51)	737	479,980
2.97%, 09/16/62 (Call 03/16/62)	761	460,550
3.20%, 05/20/41 (Call 11/20/40)	927	695,273
3.25%, 02/05/50 (Call 08/05/49)	1,390	980,156
3.35%, 08/15/46 (Call 02/15/46)	289	200,052
3.38%, 02/01/35 (Call 08/01/34)	165	138,198
3.38%, 02/14/42 (Call 08/14/41)	420	321,216
3.50%, 02/14/53 (Call 08/14/52)	1,010	737,125
3.55%, 08/15/39 (Call 02/15/39)(b)	532	427,565
3.55%, 05/20/61 (Call 11/20/60)	505	346,430
3.60%, 09/15/37 (Call 03/15/37)	118	97,966
3.75%, 02/05/70 (Call 08/05/69)	515	361,776
3.80%, 10/01/51 (Call 04/01/51)	870	673,318
3.80%, 04/06/71 (Call 10/06/70)	671	480,108
3.84%, 03/20/60 (Call 09/20/59)	1,418	1,053,808
3.85%, 02/14/72 (Call 08/14/71)	370	263,993
3.88%, 02/01/55 (Call 08/01/54)	504	378,387
3.95%, 08/15/59 (Call 02/15/59)	460	345,872
4.00%, 04/15/47 (Call 10/15/46)	485	380,950
4.05%, 11/15/45 (Call 05/15/45)	457	361,379
4.05%, 03/01/46 (Call 09/01/45)	463	368,644
4.10%, 09/15/67 (Call 03/15/67)	358	272,452
4.30%, 03/01/49 (Call 09/01/48)	653	536,216
4.50%, 09/10/48 (Call 03/10/48)	425	359,023
4.95%, 09/09/52 (Call 03/09/52)	618	580,276
4.96%, 05/15/53 (Call 11/15/52)(b)	455	426,346
5.15%, 01/20/63 (Call 07/20/62)	440	408,954
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	335	248,022
3.40%, 09/01/49 (Call 03/01/49)(b)	437	327,828
3.63%, 10/01/42	608	482,714
3.75%, 11/15/47 (Call 05/15/47)	919	725,376
4.25%, 03/15/49 (Call 09/15/48)	588	497,593
4.88%, 11/15/40 (Call 05/15/40)	495	469,824
5.05%, 03/03/53 (Call 09/03/52)(b)	859	828,993
5.20%, 04/01/40 (Call 10/01/39)(b)	316	311,482
5.30%, 04/01/50 (Call 10/01/49)	907	899,785
6.20%, 01/15/38	1,581	1,727,623
		70,804,320
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)(b)	449	271,120
4.50%, 03/30/45 (Call 09/30/44)	195	149,357
5.20%, 03/15/44 (Call 09/15/43)	209	180,488
6.05%, 03/15/34 (Call 12/15/33)	275	272,541
6.90%, 05/01/34 (Call 02/01/34)	225	236,820
		1,110,326
Security	Par (000)	Value

Water — 0.2%
American Water Capital Corp.
3.25%, 06/01/51 (Call 12/01/50)(b)	$400	$270,222
3.45%, 05/01/50 (Call 11/01/49)	405	288,144
3.75%, 09/01/47 (Call 03/01/47)	609	462,439
4.00%, 12/01/46 (Call 06/01/46)	240	185,447
4.15%, 06/01/49 (Call 12/01/48)(b)	560	447,822
4.20%, 09/01/48 (Call 03/01/48)	530	429,781
4.30%, 12/01/42 (Call 06/01/42)	281	236,289
4.30%, 09/01/45 (Call 03/01/45)	176	143,368
6.59%, 10/15/37	532	588,262
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)(b)	416	272,023
4.28%, 05/01/49 (Call 11/01/48)(b)	375	287,390
5.30%, 05/01/52 (Call 11/01/51)	360	318,967
		3,930,154
Total Corporate Bonds & Notes — 98.4%
(Cost: $2,418,392,966)		1,979,665,736

Foreign Government Obligations(g)

South Korea — 0.0%
Korea Electric Power Corp., 5.13%, 04/23/34 (Call 04/23/24)(a)(b)	250	243,814

Total Foreign Government Obligations — 0.0%
(Cost: $264,164)		243,814

Total Long-Term Investments — 98.4%
(Cost: $2,418,657,130)		1,979,909,550

	Shares

Short-Term Securities

Money Market Funds — 9.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(h)(i)(j)	186,100,288	186,193,338
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(h)(i)	5,600,000	5,600,000

Total Short-Term Securities — 9.6%
(Cost: $191,691,773)		191,793,338

Total Investments — 108.0%
(Cost: $2,610,348,903)		2,171,702,888
Liabilities in Excess of Other Assets — (8.0)%		(160,267,627)

Net Assets — 100.0%		$2,011,435,261

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Affiliate of the Fund.

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023

(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$124,087,027	$62,109,447	(a)	$—		$(10,590)	$7,454	$186,193,338	186,100,288	$536,491	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,420,000	—		(8,820,000	)(a)	—	—	5,600,000	5,600,000	273,300		—
						$(10,590)	$7,454	$191,793,338		$809,791		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,979,665,736	$—	$1,979,665,736
Foreign Government Obligations	—	243,814	—	243,814
Short-Term Securities
Money Market Funds	191,793,338	—	—	191,793,338
	$191,793,338	$1,979,909,550	$—	$2,171,702,888

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2023

Portfolio Abbreviation

CMT	Constant Maturity Treasury	REIT	Real Estate Investment Trust
JSC	Joint Stock Company	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company